UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02444
The Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class A
|
ABNDX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.61%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class C | BFACX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-
4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.34%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class T | TBFFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$16	0.32%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-1 | BFAFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$32	0.65%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-2 | ABNFX
for the six months ended June
30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$17	0.34%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-3 | BFFAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$11	0.23%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-A | CFAAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$32	0.64%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-C | CFACX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$68	1.38%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-E | CFAEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$41	0.83%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-T | TFBFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$21	0.42%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-1 | CFAFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$22	0.45%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-2 | FFBOX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$17	0.34%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-3 | FBOFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$14	0.28%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-1 | RBFAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$66	1.33%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2 | RBFBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$65	1.32%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2E | RBEBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$51	1.03%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-3 | RBFCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$44	0.88%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-4 | RBFEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$29	0.58%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5E | RBFHX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$19	0.38%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5 | RBFFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$14	0.28%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio holdings by asset type
 (
percent
of
net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-008-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-6 | RBFGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$11	0.23%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%
Portfolio
holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR6SRX-008-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-008-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.00%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.91%
Federal agency mortgage-backed obligations 36.50%
	Fannie Mae Pool #932119 4.50% 11/1/2024[1]	USD35	$35
	Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]	34	34
	Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]	70	70
	Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]	42	42
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	— [2]	— [2]
	Fannie Mae Pool #303591 6.50% 11/1/2025[1]	— [2]	— [2]
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	4	5
	Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]	1	1
	Fannie Mae Pool #256449 6.50% 10/1/2026[1]	8	9
	Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	2	2
	Fannie Mae Pool #256821 6.50% 7/1/2027[1]	1	1
	Fannie Mae Pool #256856 6.50% 8/1/2027[1]	21	21
	Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]	24	24
	Fannie Mae Pool #256886 6.50% 9/1/2027[1]	14	15
	Fannie Mae Pool #995401 6.50% 10/1/2027[1]	— [2]	— [2]
	Fannie Mae Pool #257145 6.50% 3/1/2028[1]	6	6
	Fannie Mae Pool #251752 6.50% 6/1/2028[1]	— [2]	— [2]
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]	— [2]	— [2]
	Fannie Mae Pool #496029 6.50% 1/1/2029[1]	— [2]	— [2]
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	162	156
	Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]	3	3
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	214	205
	Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]	120	119
	Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]	38	37
	Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	299	280
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
	Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	10	10
	Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]	1,250	1,142
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	23	23
	Fannie Mae Pool #745140 5.00% 11/1/2035[1]	138	136
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	1,154	1,114
	Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	223	215
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,481	1,429
	Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	829	800
	Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]	7,150	6,590
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]	729	672
	Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]	8,620	7,915
	Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]	15,133	13,907
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	2	2
	Fannie Mae Pool #914612 7.50% 3/1/2037[1]	50	50
	Fannie Mae Pool #924069 7.00% 5/1/2037[1]	69	69
	Fannie Mae Pool #954927 7.00% 7/1/2037[1]	90	90
	Fannie Mae Pool #966170 7.00% 7/1/2037[1]	68	68
	Fannie Mae Pool #954936 7.00% 7/1/2037[1]	35	35
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	15	15
	Fannie Mae Pool #924866 5.765% 10/1/2037[1,3]	5	5
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	3	3
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	14	14
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]	32	31
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	33	33
	Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]	3,254	3,162
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	25	25
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	60	59
	Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	6,111	5,165
	Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]	78	73
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	255	252
	Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]	1,588	1,499
	Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	6,852	5,775
	Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]	474	461
	Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]	1,722	1,626
	Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]	1,632	1,541
	Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]	388	366

1	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]	USD298	$281
	Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	22,009	18,495
	Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]	949	938
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	30	30
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	29	29
	Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	46,507	38,924
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	1,075	1,063
	Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]	112,701	95,261
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	591	584
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	42	41
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	31,883	26,832
	Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	22,246	18,735
	Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	11,898	10,056
	Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	166,203	140,482
	Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	20,941	17,701
	Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]	375	351
	Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]	522	508
	Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]	98	93
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	503	498
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	301	284
	Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]	314	296
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	365	360
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	100	99
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	71,452	59,805
	Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]	582	549
	Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]	385	361
	Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]	348	329
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	64	64
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	30,479	25,498
	Fannie Mae Pool #890407 4.00% 2/1/2042[1]	829	782
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	131	129
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	17,467	14,605
	Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]	3,026	2,872
	Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]	2,369	2,237
	Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]	179	169
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	5,714	4,756
	Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]	3,610	3,405
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	450	411
	Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]	52	53
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	225	204
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	61	56
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	85	78
	Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]	1,470	1,384
	Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	14,181	12,513
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	2,092	1,910
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	690	627
	Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]	2,720	2,555
	Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]	11,489	10,471
	Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]	183	172
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	295	268
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	98	89
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	615	557
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	1,174	1,065
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,629	1,478
	Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]	15,435	14,463
	Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]	2,752	2,579
	Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]	3,551	3,323
	Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]	1,059	992
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	26	24
	Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]	255	245
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	31	29
	Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]	242	233
	Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]	77	74
	Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]	315	285
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	34,650	32,372
	Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]	606	563
	Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]	306	286

The Bond Fund of America	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]	USD222	$213
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	490	433
	Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	33	29
	Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]	14,657	13,272
	Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	1,610	1,457
	Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]	32,431	30,388
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	580	510
	Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]	2,408	2,319
	Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	423	393
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	967	876
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	292	265
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	148	134
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	125	114
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	66	60
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	67	63
	Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]	418	387
	Fannie Mae Pool #256893 7.00% 8/1/2047[1]	10	10
	Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]	5,871	5,473
	Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]	40,463	37,914
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	158	143
	Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]	1,033	991
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]	11,764	10,643
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]	3,136	2,932
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,549	1,451
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	4,279	4,112
	Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]	1,420	1,364
	Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]	520	500
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,211	1,096
	Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]	1,306	1,251
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	728	659
	Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]	4,766	4,314
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	940	881
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,277	1,196
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,901	5,145
	Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]	398	393
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	26,534	24,049
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	338	316
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	213	206
	Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]	13	12
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	70,067	65,656
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	2,216	2,095
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	5,121	5,192
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	426	386
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	7,740	7,007
	Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	7,733	6,951
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,149	1,000
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	758	662
	Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]	21,956	19,690
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,940	1,749
	Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]	38,180	34,241
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	10,026	9,050
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	5,575	5,009
	Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]	1,445	1,347
	Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]	33,179	31,021
	Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]	20,975	18,829
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	198,504	178,704
	Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	11,037	9,466
	Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]	44,687	38,763
	Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]	16,621	14,906
	Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]	18,080	16,847
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	40,166	33,484
	Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]	5,493	4,519
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	39,823	34,793
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	9,719	8,365
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	12,443	10,361
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	5,578	4,830
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	7	5

3	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	USD30,024	$25,072
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	6,755	5,641
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,546	2,193
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	7,377	5,888
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,345	1,953
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	8,838	7,603
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	90,609	75,268
	Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]	51,875	42,865
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	4,235	3,536
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	7,786	6,149
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	990	785
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]	18,635	15,399
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	7,366	6,087
	Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]	50,887	44,243
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	34,803	30,437
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	5,968	5,134
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	43,339	34,315
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	15,637	13,475
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	3,110	2,478
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	1,909	1,514
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	37,653	31,330
	Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]	9,771	8,045
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]	4,445	3,818
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	7,400	5,909
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	6,223	5,127
	Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]	179,519	154,054
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	2,905	2,292
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	208	164
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	17,669	14,546
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	52,392	45,493
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	24,409	20,965
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	8,304	7,108
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	2,935	2,523
	Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	23,126	18,203
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	123	97
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,805	3,970
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	4,074	3,248
	Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]	4,954	4,113
	Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	18,119	15,678
	Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	15,951	13,679
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	7,148	6,185
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	2,252	1,936
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	82	65
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	58,442	48,329
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	50,844	41,917
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	3,810	3,168
	Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]	23,237	19,200
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	670	552
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	19,108	16,513
	Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]	72,938	67,699
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	13,783	11,380
	Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]	370	328
	Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	12,145	9,995
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	8,481	7,292
	Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]	340	301
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	90,687	71,216
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	961	763
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	20,408	16,994
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	10,373	8,683
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	14,999	12,927
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,440	5,557
	Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,881	1,629
	Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]	403	359
	Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]	60	55
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,731	1,358
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	58,721	48,756
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	50,368	42,406

The Bond Fund of America	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	USD28,254	$23,426
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	22,641	18,856
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	22,093	18,344
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	17,168	14,225
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	11,358	9,486
	Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]	10,603	8,794
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	9,478	7,861
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	2,321	1,904
	Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	31,275	27,165
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	14,298	12,444
	Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,860	1,605
	Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]	8,297	7,403
	Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]	26	23
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	3,567	2,800
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	30,612	26,369
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]	26,203	23,601
	Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]	844	759
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	652	578
	Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]	387	344
	Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]	56	51
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	109,764	86,191
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	56,853	44,670
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	12,800	10,102
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	5,305	4,159
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,752	1,375
	Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]	21,108	17,564
	Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]	1,626	1,349
	Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]	38	34
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	11,424	8,963
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,705	2,124
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	2,222	1,745
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,201	1,728
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,816	1,425
	Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]	46	41
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	25,311	19,847
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	13,817	10,839
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	3,048	2,388
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	371	304
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,694	1,328
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	3,573	2,802
	Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]	22,724	22,033
	Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]	169	164
	Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]	613	608
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,318	3,043
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,628	4,483
	Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]	654	634
	Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]	195	189
	Fannie Mae Pool #CB4604 4.00% 9/1/2052[1]	448	411
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	340	311
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	1,962	1,853
	Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]	419	396
	Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	2,704	2,476
	Fannie Mae Pool #BW1241 4.00% 10/1/2052[1]	509	467
	Fannie Mae Pool #BW7063 4.00% 10/1/2052[1]	264	242
	Fannie Mae Pool #BW9888 4.00% 10/1/2052[1]	207	190
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	23,524	22,218
	Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]	3,300	3,115
	Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]	1,920	1,813
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	23,232	22,991
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	20,745	20,532
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	9,244	8,733
	Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]	2,719	2,566
	Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]	40,198	38,975
	Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]	24,149	23,390
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	196	190
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	33,445	33,016
	Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	6,638	6,570

5	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	USD1,447	$1,455
	Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]	68,372	62,629
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	212	194
	Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]	7,378	6,962
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	299,249	290,194
	Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]	34,140	33,768
	Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	494	488
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	58,391	58,700
	Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	5,192	5,224
	Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	2,706	2,723
	Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]	1,762	1,771
	Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]	1,163	1,168
	Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]	50	51
	Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]	49	49
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	47,325	46,728
	Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]	805	796
	Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	22,038	22,131
	Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]	877	849
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	95	92
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	5,861	5,795
	Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]	4,897	4,843
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	3,421	3,385
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	1,899	1,879
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	1,717	1,699
	Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	881	872
	Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	458	453
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	366	362
	Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	352	348
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	22,304	22,406
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,488	5,025
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	967	913
	Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]	23,218	22,494
	Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]	5,819	5,642
	Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]	1,523	1,473
	Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]	1,301	1,259
	Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]	771	746
	Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]	733	709
	Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]	641	620
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	190	184
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	78,694	77,703
	Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	6,910	6,837
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	2,907	2,875
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	1,909	1,888
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,033	1,021
	Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	51	50
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	63,599	63,930
	Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	2,608	2,621
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,483	5,639
	Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	6,668	5,465
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	9,405	8,612
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	23,297	22,528
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	11,328	10,968
	Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]	3,997	3,867
	Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]	2,804	2,713
	Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]	2,189	2,118
	Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]	1,924	1,861
	Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]	1,356	1,312
	Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]	413	400
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	137,039	135,267
	Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]	7,494	7,403
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	3,675	3,636
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,336	1,321
	Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	247	244
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	344,683	346,329
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	317	291
	Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	12,524	11,814
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	51,036	49,351

The Bond Fund of America	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]	USD30,266	$29,301
	Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]	5,647	5,461
	Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]	5,358	5,183
	Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]	2,736	2,646
	Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]	2,324	2,248
	Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]	2,189	2,117
	Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]	2,085	2,021
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	136,814	135,047
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	63,175	62,505
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	5,991	5,926
	Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	212	210
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	112,036	112,582
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	31,394	31,619
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	19,260	19,386
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	14,201	14,315
	Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]	5,327	5,350
	Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]	988	994
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	26,551	27,297
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	9,094	9,287
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	6,699	6,837
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	12,890	10,115
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	42,500	40,115
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,646	7,214
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	21,605	20,893
	Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]	17,340	16,771
	Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]	7,474	7,231
	Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]	2,799	2,707
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	143,321	141,428
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	26,104	26,207
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,643	4,673
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	70,185	71,740
	Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	29,873	28,194
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	11,621	10,964
	Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]	5,881	5,689
	Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]	1,700	1,645
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	188,109	185,625
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	9,986	9,419
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	72,892	73,145
	Fannie Mae Pool #CB7118 6.00% 9/1/2053[1]	55,996	56,534
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	50,636	50,864
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	137,076	139,862
	Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]	9,388	9,596
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	18,460	16,901
	Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	891	840
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,821	1,797
	Fannie Mae Pool #CB7339 6.00% 10/1/2053[1]	224,854	226,604
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	82,489	82,767
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	75,746	76,061
	Fannie Mae Pool #CB7344 6.00% 10/1/2053[1]	37,401	37,616
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	9,220	8,441
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	290,340	280,753
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	510,385	503,644
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	63,895	64,117
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	55,490	55,897
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	39,011	39,301
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	7,386	5,798
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	82,644	81,553
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	689	680
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	48,179	48,347
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	47,251	48,185
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	29,628	27,121
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	88,937	89,579
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	46,167	46,315
	Fannie Mae Pool #DA9344 6.00% 1/1/2054[1]	10,941	10,995
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	70,925	72,301
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	5,861	5,783

7	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	USD658	$649
	Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	69,825	70,268
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	33,062	33,169
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	31,087	31,295
	Fannie Mae Pool #FS7221 6.00% 2/1/2054[1]	15,333	15,454
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	11,990	12,087
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	52,460	53,547
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	41,533	42,410
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	14,763	15,191
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	5,018	4,593
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	216,782	213,884
	Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	63,707	63,026
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	33,820	33,473
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	27,073	26,813
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	14,001	13,827
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	29,238	29,449
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	24,178	24,369
	Fannie Mae Pool #DA9098 6.00% 3/1/2054[1]	9,808	9,855
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	5,458	5,485
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	32,695	29,928
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	39,644	39,116
	Fannie Mae Pool #DB1300 5.50% 4/1/2054[1]	26,509	26,211
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	12,971	12,810
	Fannie Mae Pool #DA8433 5.50% 4/1/2054[1]	2,804	2,773
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	727	720
	Fannie Mae Pool #CB8385 6.00% 4/1/2054[1]	101,348	102,100
	Fannie Mae Pool #DB1299 6.00% 4/1/2054[1]	17,373	17,488
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	3,242	3,330
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	6,076	5,562
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	184,474	182,008
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[1]	58,808	58,294
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	7,420	7,329
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	4,793	4,387
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	18,174	17,988
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	24,160	24,384
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	13,311	13,410
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	35,942	35,560
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	42,641	42,778
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	27,311	27,514
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	13,688	12,032
	Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]	22,010	19,455
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	33,534	29,476
	Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	24,632	21,654
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	53,045	46,633
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	34,099	29,977
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	44,279	36,839
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	21,388	17,790
	Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]	10,310	9,543
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	7,802	7,365
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	50,163	43,714
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]	228	129
	Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	42	44
	Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	274	273
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	96	97
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	447	468
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	667	669
	Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/2042[1,3]	555	545
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.547% 12/25/2026[1,3]	7	7
	Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]	417	392
	Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.756% 8/25/2030[1,3]	3,050	2,875
	Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	8,000	7,717
	Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]	193	181
	Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]	274	229
	Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]	97	80
	Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]	27	27

The Bond Fund of America	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]	USD2	$2
	Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]	1	1
	Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]	6	6
	Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]	2	2
	Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]	2	2
	Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]	— [2]	— [2]
	Freddie Mac Pool #D98356 4.50% 5/1/2030[1]	36	35
	Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]	18	18
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	2	2
	Freddie Mac Pool #G30911 4.00% 3/1/2036[1]	2,252	2,176
	Freddie Mac Pool #K93532 4.00% 4/1/2036[1]	693	663
	Freddie Mac Pool #C91883 4.00% 6/1/2036[1]	327	315
	Freddie Mac Pool #A56076 5.50% 1/1/2037[1]	6	6
	Freddie Mac Pool #C91917 3.00% 2/1/2037[1]	443	407
	Freddie Mac Pool #G04804 4.50% 5/1/2037[1]	999	969
	Freddie Mac Pool #C91948 4.00% 7/1/2037[1]	2,606	2,508
	Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]	1	1
	Freddie Mac Pool #G03695 5.50% 11/1/2037[1]	2	2
	Freddie Mac Pool #G08248 5.50% 2/1/2038[1]	26	26
	Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	39,517	36,343
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	1	1
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	1	1
	Freddie Mac Pool #A87873 5.00% 8/1/2039[1]	1,877	1,851
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	3	3
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	11	11
	Freddie Mac Pool #G05937 4.50% 8/1/2040[1]	4,019	3,910
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	4,144	3,502
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	5	5
	Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	5,562	4,702
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	18,943	16,011
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	4	4
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	26,975	22,798
	Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	9,880	8,350
	Freddie Mac Pool #G06648 5.00% 6/1/2041[1]	486	481
	Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]	220	218
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	14	14
	Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	98,146	82,406
	Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]	73,336	61,982
	Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]	35	34
	Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	152,578	128,953
	Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]	1,898	1,845
	Freddie Mac Pool #G06956 4.50% 8/1/2041[1]	441	429
	Freddie Mac Pool #G06769 4.50% 8/1/2041[1]	184	179
	Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	19,479	16,463
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	11,059	9,264
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	72,486	60,665
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	14,816	12,392
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	59,200	49,489
	Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	18,824	15,581
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	43	40
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	467	427
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	690	631
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	535	486
	Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]	3,798	3,569
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	2,430	2,208
	Freddie Mac Pool #760012 3.139% 4/1/2045[1,3]	496	491
	Freddie Mac Pool #760013 3.153% 4/1/2045[1,3]	256	254
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,3]	1,488	1,441
	Freddie Mac Pool #G60138 3.50% 8/1/2045[1]	504	460
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	12,253	11,124
	Freddie Mac Pool #V81992 4.00% 10/1/2045[1]	474	441
	Freddie Mac Pool #G60344 4.00% 12/1/2045[1]	9,356	8,778
	Freddie Mac Pool #T65375 3.50% 7/1/2046[1]	102	90
	Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]	91	88
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	4,536	4,116
	Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]	255	246
	Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]	461	445

9	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]	USD246	$238
	Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]	356	341
	Freddie Mac Pool #760015 2.67% 1/1/2047[1,3]	1,756	1,660
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	871	781
	Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]	6,644	6,289
	Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]	247	237
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]	65	58
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	1,094	981
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,303	1,179
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,056	5,642
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,494	3,931
	Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]	7,369	6,649
	Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]	3,917	3,675
	Freddie Mac Pool #G08793 4.00% 12/1/2047[1]	2,739	2,558
	Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]	1,573	1,511
	Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]	3,903	3,662
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	21,991	19,925
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	942	854
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	910	823
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	721	653
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	676	612
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	599	543
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	529	479
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	390	355
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	251	229
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	245	223
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	20,679	19,402
	Freddie Mac Pool #G08805 4.00% 3/1/2048[1]	969	902
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	214	193
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	852	799
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	764	717
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	391	369
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	486	440
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	287	260
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	169	153
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,277	1,197
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	312	300
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,953	5,522
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	124	112
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	2,526	2,427
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	1,312	1,264
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	868	830
	Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]	1,493	1,388
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	3,116	2,809
	Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]	4,136	3,709
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	875	786
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	55,297	49,685
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	7,066	6,377
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	6,917	6,242
	Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]	17,339	15,038
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	7,177	6,270
	Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]	4,264	3,686
	Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]	20,200	18,133
	Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]	26,024	22,502
	Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	11,557	10,056
	Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	17,621	15,123
	Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]	26,843	23,359
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	36,412	30,407
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,686	2,312
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	10,044	8,639
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	34,560	28,861
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	15,056	11,855
	Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]	27,561	22,774
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	9,881	8,141
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	1,746	1,383
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	3,348	2,668
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	721	567

The Bond Fund of America	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]	USD4,005	$3,344
	Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]	36,790	31,762
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	61,941	48,682
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	23,578	18,731
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,658	3,849
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	6,279	5,396
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	15,533	12,898
	Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	15,375	12,657
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	79,229	68,622
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	834	655
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	74,178	61,446
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	63,123	52,637
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	6,318	5,432
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	3,985	3,440
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	718	617
	Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]	794	623
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	24,703	21,346
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	17,286	14,854
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	129,267	101,773
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	4,572	3,587
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	13,445	11,208
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	10,260	8,526
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	7,195	6,175
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,162	1,695
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	8,092	6,712
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	4,401	3,752
	Freddie Mac Pool #SD8188 2.00% 1/1/2052[1]	335	263
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	21,522	17,651
	Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]	1,412	1,172
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	40,496	34,988
	Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]	1,697	1,456
	Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]	351	311
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,761	1,380
	Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]	13,725	11,343
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	23,801	21,446
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	4,858	4,334
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	4,214	3,305
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	3,510	2,752
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	1,001	786
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	893	700
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	877	688
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	536	421
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,615	2,173
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	31,011	26,849
	Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]	883	783
	Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]	41	36
	Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]	18	16
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,340	2,620
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	994	780
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	26,800	22,280
	Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	178	146
	Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]	8,819	7,785
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	7,178	6,360
	Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	809	716
	Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]	694	615
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	5,003	3,922
	Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]	41,681	38,687
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	879	806
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	24,174	22,832
	Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]	127	123
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	67,114	57,179
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,316	4,872
	Freddie Mac Pool #QE8533 4.00% 7/1/2052[1]	201	185
	Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]	29,545	28,646
	Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]	704	683
	Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]	373	361
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	762	624

11	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	USD28,907	$24,909
	Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	818	749
	Freddie Mac Pool #QE9260 4.00% 8/1/2052[1]	255	234
	Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]	13,561	12,808
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	539	509
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	28	27
	Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]	291	288
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	31,386	26,718
	Freddie Mac Pool #RA7918 4.00% 9/1/2052[1]	305	280
	Freddie Mac Pool #QE9349 4.00% 9/1/2052[1]	300	275
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	2,477	2,340
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	607	573
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	361	341
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,415	9,117
	Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	8,214	7,530
	Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	4,795	4,396
	Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]	317	291
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	21,293	20,098
	Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]	20,465	19,328
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	3,600	3,400
	Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]	3,080	2,909
	Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]	345	326
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	234	221
	Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]	24,329	23,556
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	8,194	7,939
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	46,680	46,184
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	124,827	117,257
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	42,738	40,119
	Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]	2,777	2,622
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	57,148	56,522
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	7,672	6,533
	Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	2,814	2,580
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	149,102	144,362
	Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]	85,889	83,158
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	10,616	10,476
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	11,601	10,622
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	8,501	8,022
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	1,515	1,466
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	88,956	89,388
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	26,644	26,824
	Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	450	453
	Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]	63	64
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,815	1,663
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	78,628	77,771
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	5,229	5,174
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	4,851	4,798
	Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	875	864
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	511	505
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	53,387	53,609
	Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]	57	58
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,733	2,502
	Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]	383	361
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	21,143	20,902
	Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]	7,863	7,773
	Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	6,193	5,672
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	20,405	19,743
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	18,126	17,544
	Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]	9,163	8,865
	Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]	1,477	1,430
	Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]	1,091	1,056
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	33,346	32,927
	Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	137	135
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	549	502
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	248	234
	Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]	17,687	17,111
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	8,929	8,635
	Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]	732	708

The Bond Fund of America	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	USD176,330	$174,068
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	66,638	65,896
	Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	6,961	6,883
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,625	4,568
	Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	46	45
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	129,112	129,713
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	20,813	20,981
	Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]	19,907	18,246
	Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	13,359	12,600
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	128,449	124,203
	Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]	981	949
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	147,315	145,369
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	15,231	15,053
	Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	7,859	7,775
	Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	7,294	7,211
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	35	35
	Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	24	23
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	91,732	92,208
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	54,761	55,203
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	23,641	23,772
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	21,106	21,226
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	19,930	20,097
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	18,453	18,601
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	12,466	12,547
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	8,562	8,705
	Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]	470	473
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	8,371	8,593
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	7,340	7,503
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	6,750	6,942
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	6,496	6,695
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,675	4,827
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,426	3,517
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,517	2,570
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,834	1,898
	Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]	8,609	8,328
	Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]	7,889	7,634
	Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]	5,640	5,455
	Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]	930	899
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	815	788
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	608,178	600,255
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	62,486	61,791
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	103,667	104,149
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	24,436	24,606
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	22,140	22,228
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	7,548	7,605
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	5,004	4,582
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	74,541	72,116
	Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]	1,020	987
	Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]	745	720
	Freddie Mac Pool #SD3559 5.50% 8/1/2053[1]	5,180	5,119
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	87,841	88,511
	Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	14,843	14,003
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	57,848	57,084
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	34,597	34,935
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	12,285	11,247
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	6,416	6,207
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	186,742	184,276
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	197,164	197,828
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	87,816	88,268
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	34,498	35,137
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	5,322	4,872
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,759	9,204
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	285,215	275,795
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	8,877	8,759
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	74,061	74,319
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,827	10,211
	Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	195,426	196,084

13	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	USD95,907	$96,457
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	44,876	45,176
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	10,259	10,334
	Freddie Mac Pool #QH5945 6.50% 12/1/2053[1]	34,551	35,293
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	7,966	6,249
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	5,775	5,286
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,309	2,177
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	58,709	59,151
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	57,284	57,477
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	65,236	66,578
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	1,512	1,384
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	32,080	32,295
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	29,299	29,393
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	26,417	26,538
	Freddie Mac Pool #SD4896 6.00% 2/1/2054[1]	19,762	19,914
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	7,688	7,734
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,342	5,365
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	44,819	45,819
	Freddie Mac Pool #RJ0881 6.50% 2/1/2054[1]	24,219	24,716
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	19,446	19,849
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	103,437	102,055
	Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	30,354	29,991
	Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	53,406	53,762
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	6,786	6,816
	Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	24,251	22,869
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	108,327	106,880
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	20,749	20,536
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	6,491	6,409
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	45,521	45,822
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	33,890	34,135
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	19,642	19,770
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	15,888	15,974
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	37,240	36,915
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[1]	17,563	17,363
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	5,987	5,923
	Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	71,342	71,619
	Freddie Mac Pool #RJ1431 6.00% 5/1/2054[1]	12,288	12,370
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	74,705	76,435
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	35,340	36,139
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	20,954	21,421
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	4,623	4,474
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	56,259	55,662
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	8,530	8,444
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	41,381	41,640
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	34,670	34,927
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	28,818	29,049
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	30,319	31,021
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	17,466	17,281
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	39,380	39,507
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	10,905	10,986
	Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	9,918	10,107
	Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]	139	138
	Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,830
	Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]	1,000	852
	Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]	142	119
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	7,924	6,727
	Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]	1,954	2,002
	Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]	1,371	1,407
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	787	809
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	16,901	16,646
	Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	562	551
	Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]	400	385
	Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]	3,000	2,694
	Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]	172	166
	Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	1,680	1,623
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	3,000	2,912
	Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	5,249	4,989

The Bond Fund of America	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	USD5,454	$5,571
	Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	4,407	4,502
	Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	36,462	37,342
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,884
	Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]	62	56
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	118,468	116,272
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	5,548	5,672
	Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]	306	260
	Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]	417	351
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	7,501	6,378
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	7,984	6,748
	Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	5,000	4,235
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	3,551	3,019
	Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	2,010	1,873
	Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	16,945	15,771
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	24,842	24,205
	Freddie Mac, Series K159, Class A2, Multi Family, 4.50% 7/25/2033[1,3]	1,170	1,144
	Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	23	20
	Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]	218	190
	Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]	211	163
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	720	608
	Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]	78	68
	Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]	68	57
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	21,791	19,986
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]	3,031	2,755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,230	4,485
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,938	8,251
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,053	919
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	26,662	24,323
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	25,285	23,164
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,558	4,670
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	7,953	7,060
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	4,933	4,409
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]	4,349	4,137
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	39,777	37,472
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	8,199	7,220
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	2,757	2,422
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	1,111	1,038
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	18,683	17,355
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,328	2,045
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	1,432	1,259
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	461	429
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	82,829	74,785
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	16,526	15,565
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12,674	11,919

15	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	USD44,994	$41,311
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	22,915	21,164
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	31,693	29,846
	Government National Mortgage Assn. 2.50% 7/1/2054[1,5]	18,400	15,470
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	33,283	29,003
	Government National Mortgage Assn. 3.50% 7/1/2054[1,5]	70,500	63,307
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	26,679	24,656
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	331,177	328,613
	Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]	330	316
	Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]	164	161
	Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]	261	256
	Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	718	701
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,195	1,215
	Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]	63	59
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,070	1,080
	Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]	573	552
	Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]	108	103
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,247	3,137
	Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]	264	237
	Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]	805	724
	Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]	2,937	2,574
	Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]	1,277	1,119
	Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]	214	195
	Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]	1,721	1,560
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	33	32
	Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]	1,349	1,226
	Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]	2,143	1,947
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]	1,850	1,783
	Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]	28	26
	Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]	118	114
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,382	8,766
	Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]	1,627	1,567
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	270	260
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	65	64
	Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]	1,622	1,556
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	66,203	59,962
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]	399	384
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	15,262	12,377
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	1,412	1,180
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	21,822	17,693
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]	18,557	17,886
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	47,075	39,270
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	30,318	25,132
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	35,851	29,797
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	22,525	18,707
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	9,299	7,885
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	33,075	27,490
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	9,613	8,085
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	1,719	1,440
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	2,956	2,461
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	583	488
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	99	83
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	5,749	5,164
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	802	675
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	39,691	34,640
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	165,502	148,658
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	59,951	55,423
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	44,812	41,427
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]	3,866	3,472
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	1,931	1,785
	Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]	32	29
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]	1,164	1,076
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	30,593	28,282
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	20,075	18,559

The Bond Fund of America	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	USD202,910	$193,220
	Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]	4,149	4,043
	Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]	9,712	9,461
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	3,128	3,047
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	153,670	146,174
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	32,515	31,682
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	58,505	55,651
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	97,000	92,258
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]	54,940	53,510
	Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]	2,662	2,593
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]	3	3
	Government National Mortgage Assn. Pool #725876 4.90% 9/20/2061[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #710085 4.979% 9/20/2061[1]	2	2
	Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[1]	1	1
	Government National Mortgage Assn. Pool #AC1008 4.33% 10/20/2063[1]	1	1
	Government National Mortgage Assn. Pool #776095 4.811% 2/20/2064[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #AG8238 4.905% 12/20/2064[1]	2	2
	Government National Mortgage Assn. Pool #AE9612 4.809% 1/20/2065[1]	2	2
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	11,680	8,703
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,5]	42,000	36,914
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	48,000	43,350
	Uniform Mortgage-Backed Security 3.50% 7/1/2039[1,5]	37,000	34,987
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,5]	29,000	27,886
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	417,738	326,782
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,5]	688,188	562,029
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,5]	268,225	228,201
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	467,183	413,530
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	240,900	220,451
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	392,352	369,930
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	76,977	74,403
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	1,314,017	1,296,103
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	875,195	877,760
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	2,774,763	2,824,406
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	71,537	73,585
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[1,5]	319,481	261,188
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	349,150	297,323
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,5]	164,604	145,726
	Uniform Mortgage-Backed Security 4.00% 8/1/2054[1,5]	120,000	109,870
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	142,500	134,390
	Uniform Mortgage-Backed Security 5.00% 8/1/2054[1,5]	2,000	1,933
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	1,195,932	1,198,876
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	1,106,958	1,126,071
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	581,345	597,582
			30,846,307

Commercial mortgage-backed securities 1.80%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,3]	1,058	1,060
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,4]	3,963	3,618
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]	3,657	3,471
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,3,4]	5,594	5,592
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	2,750	2,675
	Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]	115	110
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[1,3]	1,940	2,032
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	1,639	1,562
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,660	1,575
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	3,920	3,692
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	255	238
	Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]	135	127
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,3]	4,984	5,290
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]	3,632	3,836
	Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]	3,750	3,533
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	2,510	2,370

17	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	USD321	$303
	Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]	500	476
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	11,116	10,670
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,039	7,944
	Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]	250	239
	Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	490	471
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	5,000	4,492
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	1,654	1,412
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]	5,800	5,621
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.248% 3/15/2037[1,3,4]	1,574	1,490
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[1,3]	796	851
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,475	3,277
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	1,906	1,788
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	5,890	5,593
	Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]	90	86
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	6,351	5,971
	Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,135	4,781
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	944	791
	Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	1,000	947
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	6,954	6,674
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	3,503	2,832
	Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]	1,450	1,155
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	1,600	1,290
	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]	900	750
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	17,498	14,281
	Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	3,785	3,076
	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]	5,000	4,189
	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,645
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	7,034	6,191
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	20,869	21,574
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,728
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	730	652
	Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]	498	462
	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]	5,000	4,468
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 6.792% 8/15/2026[1,3,4]	37,000	36,947
	BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 7.291% 8/15/2026[1,3,4]	9,836	9,826
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]	2,661	2,777
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	6,880	7,274
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.701% 6/15/2041[1,3,4]	4,990	4,964
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,3,4]	60,445	60,459
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,3,4]	26,448	26,490
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,3,4]	53,930	54,127
	BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 6.811% 7/15/2029[1,3,4]	2,500	2,501
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,3,4]	26,544	26,603
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[1,3,4]	915	903
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,3,4]	103,652	102,431
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,3,4]	26,873	26,560
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/2036[1,3,4]	68,774	68,010
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,3,4]	27,769	27,720
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,3,4]	37,879	37,478

The Bond Fund of America	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[1,3,4]	USD62,524	$61,833
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[1,3,4]	7,676	7,673
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/2039[1,3,4]	21,166	21,204
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]	5,963	5,547
	CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	1,000	929
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	5,576	5,229
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[1,3,4]	8,000	8,141
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,4]	142,455	142,788
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,696	1,620
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[1]	755	752
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,525	1,462
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	2,740	2,632
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]	500	474
	Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	6,048	5,702
	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,930	2,762
	Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]	200	177
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	4,563	4,476
	Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]	910	908
	Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[1]	149	149
	Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[1]	886	882
	Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	2,200	2,171
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	4,000	3,747
	Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	772	765
	Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	825	777
	Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]	2,261	2,118
	Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	805	707
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]	999	963
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]	600	575
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,266
	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	2,000	1,768
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,354	2,329
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,3,4]	65,864	66,907
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]	6,865	7,046
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]	7,957	8,139
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,3,4]	6,119	6,261
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	500	473
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,3,4]	10,124	10,141
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,3,4]	7,008	7,020
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,3,4]	16,913	16,861
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,3,4]	6,028	6,008
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,3,4]	3,270	3,265
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,3,4]	3,426	3,428
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,520	1,528
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]	8,686	8,563
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]	16,156	16,689
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]	7,590	6,208
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[1,3,4]	16,268	16,287
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,3,4]	15,326	15,009
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	5,183	5,163
	GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]	3,000	2,910

19	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	USD2,372	$2,259
	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]	2,654	2,522
	GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]	855	800
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	3,000	2,800
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	255	239
	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]	174	154
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	7,483	6,370
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	1,556	1,253
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,3,4]	1,404	1,403
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.602% 9/15/2047[1,3]	100	99
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	2,333	2,215
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	1,600	1,509
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	1,683	1,571
	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]	975	824
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]	23,980	21,455
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	5,095	4,817
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	951
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,3,4]	17,944	17,808
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	525	510
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	1,870	1,830
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	1,300	1,269
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]	208	197
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]	3,000	2,805
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	5,280	5,053
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]	550	541
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	1,730	1,650
	MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	3,463	3,663
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]	4,543	4,071
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]	1,000	857
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,3,4]	9,203	9,172
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[1,3,4]	486	484
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]	7,600	7,205
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.943% 5/15/2038[1,3,4]	1,500	1,385
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	11,876	11,345
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]	23,334	19,078
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,3,4]	46,039	45,465
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,3,4]	49,227	48,799
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[1,3,4]	55,785	55,134
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	290	286
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	4,380	4,291

The Bond Fund of America	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	USD6,906	$6,744
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	1,400	1,362
	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]	1,137	1,107
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	6,190	5,925
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]	380	361
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	6,370	6,105
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]	1,154	1,089
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,839
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	6,500	6,174
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	3,898	3,483
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]	1,667	1,524
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	7,000	6,804
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,3]	1,000	961
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,320	1,271
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	3,853	3,631
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	510	487
	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	1,988	1,979
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[1,3,4]	15,228	15,283
			1,526,721

Collateralized mortgage-backed obligations (privately originated) 1.61%
	Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[1,4,6]	9,402	9,365
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]	10,750	9,257
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]	339	315
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]	36,732	34,238
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]	2,020	1,840
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]	1,062	1,019
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]	15,476	13,819
	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]	1,790	1,733
	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]	2,871	2,835
	BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[1,4,6]	14,897	14,968
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]	3,025	2,852
	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,115
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]	2,246	2,205
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	1,760	1,675
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[1,3,4]	14,485	12,462
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,4]	13,130	11,437
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	1,722	1,702
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]	32,884	30,489
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]	473	428
	Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]	3,731	3,421
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,4,6]	2,557	2,550

21	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]	USD5,012	$4,305
	Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.35% 11/25/2024[1,3]	1,647	1,673
	Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 9.20% 10/25/2030[1,3]	2,355	2,564
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,3,4]	1,222	1,256
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,3,4]	10,131	10,436
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,3,4]	1,438	1,478
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[1,3,4]	23,466	23,692
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.835% 10/25/2043[1,3,4]	11,689	11,769
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,3,4]	9,744	9,757
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[1,3,4]	6,726	6,828
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.035% 1/25/2044[1,3,4]	6,632	6,777
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,3,4]	4,269	4,274
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[1,3,4]	7,873	7,963
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,3,4]	5,023	5,029
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[1,3,4]	4,184	4,206
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2044[1,3,4]	2,222	2,233
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]	5,965	5,646
	Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]	541	522
	Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]	2,267	2,237
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	106	106
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	55	57
	CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	510	500
	CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	91	92
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[1,3,4]	7,877	7,662
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]	10,615	11,631
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]	11,802	12,807
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]	13,759	10,960
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]	14,425	11,482
	Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]	2,441	2,022
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 11.00% 7/25/2028[1,3]	1,686	1,774
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, (30-day Average USD-SOFR + 1.914%) 7.25% 7/25/2030[1,3]	3,943	3,996
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 7.25% 7/25/2030[1,3]	2,996	3,035
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.135% 10/25/2041[1,3,4]	333	333
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,3,4]	8,724	8,857
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,3,4]	202	205
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,3,4]	12,566	12,908
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,3,4]	2,522	2,557

The Bond Fund of America	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,3,4]	USD7,561	$8,060
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,3,4]	10,258	10,328
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,3,4]	9,141	9,162
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[1,3,4]	24,365	24,476
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[1,3,4]	410	411
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,3,4]	1,876	1,894
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,3,4]	3,487	4,011
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 8.335% 12/25/2050[1,3,4]	2,885	3,130
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,4,6]	6,100	6,114
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,6]	9,909	9,927
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]	11,688	10,308
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,4,6]	18,630	17,653
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]	25,227	23,181
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	1,891	1,821
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]	24,829	25,110
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]	5,576	5,533
	JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.272% 12/25/2049[1,3,4]	1,127	1,018
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[1,4]	3,543	3,556
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[1,4]	7,336	7,445
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]	18,078	17,665
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,4,6]	8,288	8,143
	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066 (5.892% on 1/25/2025)[1,4,6]	3,441	3,385
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]	9,621	9,375
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[1,3,4]	88,549	88,538
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]	21,181	18,725
	Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]	3,000	2,871
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]	3,405	3,225
	Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]	83	81
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,4,6]	15,964	16,128
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]	1,664	1,592
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]	8,077	7,554
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,4]	4,750	4,379
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,3,4]	10,512	10,202
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]	2,554	2,555
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]	1,604	1,604
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]	6,938	6,944
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,6]	12,716	12,719
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,3,4]	16,963	16,297
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[1,4,6]	52,073	50,404

23	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,4,6]	USD35,943	$35,075
	Onslow Bay Financial, LLC, Series NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027)[1,4,6]	16,153	16,283
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,4,6]	8,066	8,076
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,4,6]	36,618	36,588
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[1,3,4]	10,821	10,909
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,6]	17,356	17,442
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,4,6]	45,717	45,812
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,4,6]	16,003	16,088
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]	7,825	6,610
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,4]	8,555	7,979
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,4]	4,892	4,520
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]	7,153	6,740
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,4]	20,818	19,172
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,4]	16,847	15,440
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[1,3,4]	6,434	5,706
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,4]	4,804	4,332
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,4]	12,649	11,398
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]	4,560	4,478
	TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 6.30% 7/25/2037[1,3]	7,117	6,303
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]	9,063	8,925
	Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.235% 3/25/2054[1,3,4]	1,500	1,449
	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.488% 2/25/2055[1,3,4]	4,000	3,862
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]	6,765	6,556
	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.545% 8/25/2055[1,3,4]	3,200	2,824
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]	2,662	2,613
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.06% 2/25/2057[1,3,4]	117	120
	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]	4,931	4,845
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]	426	407
	Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]	1,575	1,398
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]	115	113
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]	709	685
	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]	5,500	5,098
	Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]	10,000	9,427
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]	6,172	6,005
	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]	6,000	5,161
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]	198	193
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.728% 12/25/2058[1,3,4]	6,068	5,788
	Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	3,615	3,227
	Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]	5,000	4,144
	Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]	4,590	4,050
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]	18,854	16,724
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]	1,811	1,709
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]	10,592	10,354
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]	27,299	25,359
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,4]	3,435	3,355
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]	7,963	7,726
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]	1,536	1,477
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,4]	7,690	7,585
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[1,4]	6,434	6,237
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[1,4]	2,116	2,033
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]	4,679	4,651
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]	21,858	21,796
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]	575	577

The Bond Fund of America	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,4,6]	USD9,290	$9,287
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,4,6]	42,209	42,436
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,6]	12,927	12,985
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028)[1,4,6]	4,313	4,326
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[1,4,6]	5,409	5,440
			1,358,776
	Total mortgage-backed obligations		33,731,804
Corporate bonds, notes & loans 29.47%
Financials 9.98%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	13,302	13,123
	AerCap Ireland Capital DAC 6.50% 7/15/2025	4,854	4,892
	AerCap Ireland Capital DAC 1.75% 1/30/2026	7,812	7,362
	AerCap Ireland Capital DAC 2.45% 10/29/2026	60,098	56,082
	AerCap Ireland Capital DAC 6.45% 4/15/2027	33,890	34,676
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR9,525	8,836
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD34,534	35,663
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[4,6]	12,575	12,498
	Ally Financial, Inc. 5.125% 9/30/2024	3,863	3,853
	Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,396
	Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,179
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR25,976	30,081
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	11,527	12,391
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD4,374	4,418
	American Express Co. 5.85% 11/5/2027	1,000	1,025
	American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]	12,275	12,223
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[6]	18,600	18,819
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	2,593	2,765
	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]	21,950	20,718
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	55,975	54,765
	American International Group, Inc. 5.125% 3/27/2033	28,129	27,724
	American International Group, Inc. 4.375% 6/30/2050	2,730	2,263
	Aon Corp. 2.85% 5/28/2027	1,000	938
	Aon Corp. 2.60% 12/2/2031	10,750	8,961
	Aon Corp. 5.35% 2/28/2033	6,206	6,167
	Aon Corp. 3.90% 2/28/2052	2,000	1,482
	Aon North America, Inc. 5.15% 3/1/2029	22,500	22,446
	Aon North America, Inc. 5.30% 3/1/2031	7,500	7,482
	Aon North America, Inc. 5.45% 3/1/2034	24,000	23,904
	Aon North America, Inc. 5.75% 3/1/2054	8,674	8,491
	Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]	1,518	1,616
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[6]	EUR10,000	11,125
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[6]	10,000	11,297
	Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[4]	USD7,500	7,472
	Banco Santander, SA 5.147% 8/18/2025	15,200	15,086
	Banco Santander, SA 5.294% 8/18/2027	9,800	9,739
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	7,800	7,156
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	19,965	17,704
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	3,343	3,324
	Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	29,913	28,056
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	30,000	28,007
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	13,674	13,350
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	50,441	50,048
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]	7,503	7,057

25	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	USD68,330	$68,239
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	46,202	40,997
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	43,525	44,444
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]	21,653	18,728
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	21,817	17,978
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	26,926	22,038
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	82,107	67,241
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	69,469	71,490
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	50,765	50,732
	Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	530	371
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]	12,000	11,419
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	32,600	32,775
	Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]	9,200	8,484
	Bank of Montreal 5.30% 6/5/2026	10,000	9,995
	Bank of Montreal 5.203% 2/1/2028	2,000	2,004
	Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]	15,000	14,913
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	10,000	10,192
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	20,345	20,228
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	17,806	17,582
	Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,074
	Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,054
	Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[6]	22,619	23,415
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	13,050
	Banque Federative du Credit Mutuel 5.088% 1/23/2027[4]	USD30,000	29,857
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	15,000	15,029
	Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	7,000	7,248
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]	14,100	14,542
	Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,578
	Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	3,063	2,370
	BlackRock Funding, Inc. 5.25% 3/14/2054	10,200	9,864
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]	12,375	12,630
	Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]	3,520	3,702
	Block, Inc. 2.75% 6/1/2026	8,000	7,563
	Block, Inc. 3.50% 6/1/2031	5,025	4,339
	Block, Inc. 6.50% 5/15/2032[4]	9,765	9,908
	BNP Paribas SA 3.375% 1/9/2025[4]	11,000	10,858
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]	21,900	20,365
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]	18,014	15,728
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[4,6]	98,465	98,108
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]	44,214	37,082
	Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	3,350	3,495
	BPCE SA 4.625% 7/11/2024[4]	20,600	20,585
	BPCE SA 5.15% 7/21/2024[4]	28,454	28,428
	BPCE SA 1.625% 1/14/2025[4]	12,250	11,984
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]	20,094	19,019
	BPCE SA 0.895% 12/14/2026	JPY500,000	3,101
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	USD17,000	17,017
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]	5,000	4,592
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]	44,963	46,632
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[4,6]	40,822	40,752
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]	2,977	2,404
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]	27,495	27,253
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[4,6]	29,692	29,588
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[4,6]	7,000	7,136
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	22,950	23,326
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[4,6]	63,500	63,256

The Bond Fund of America	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]	USD11,200	$11,834
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,6]	28,025	28,103
	Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	9,971
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	19,974
	Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	11,980
	Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	175
	Canadian Imperial Bank of Commerce 6.092% 10/3/2033	15,462	16,030
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	16,000	15,864
	Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]	16,300	16,073
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	4,165	4,147
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	26,293	26,424
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	11,513	11,819
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	30,516	30,709
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	15,000	15,202
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	15,850	16,490
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	7,750	8,073
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	4,315
	Chubb INA Holdings, LLC 3.35% 5/3/2026	100	97
	Chubb INA Holdings, LLC 5.00% 3/15/2034	14,142	14,008
	Chubb INA Holdings, LLC 4.35% 11/3/2045	100	86
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	16,208	15,862
	Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[6]	5,000	4,665
	Citigroup, Inc. 4.45% 9/29/2027	400	390
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	15,570	14,697
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	61,690	61,343
	Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[6]	8,650	8,168
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	5,449	4,855
	Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[6]	1,106	964
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	69,760	59,902
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	2,358	1,966
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	31,066	25,536
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,975	1,678
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	1,869	1,666
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	4,161	3,997
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	39,666	41,562
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	925	941
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	18,250	18,068
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	33,748	33,649
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	13,154	13,603
	CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	1,800	1,284
	Commonwealth Bank of Australia 2.688% 3/11/2031[4]	17,450	14,483
	Cooperatieve Rabobank UA 2.625% 7/22/2024[4]	698	697
	Corebridge Financial, Inc. 3.65% 4/5/2027	24,855	23,795
	Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,297
	Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	16,486
	Corebridge Financial, Inc. 4.35% 4/5/2042	208	172
	Corebridge Financial, Inc. 4.40% 4/5/2052	1,983	1,561
	Corebridge Global Funding 5.20% 6/24/2029[4]	15,000	14,951
	Crédit Agricole SA 4.375% 3/17/2025[4]	3,500	3,460
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]	12,000	11,554
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]	9,050	8,442
	Crédit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029)[4,6]	15,000	14,844
	Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]	3,831	3,842
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]	14,200	13,044
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]	19,150	18,545
	DBS Bank, Ltd. (3-month AUD-BBSW + 0.55%) 4.907% 9/10/2024[3]	AUD24,980	16,668
	DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.919% 12/2/2024[3]	14,970	9,995
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	USD17,750	17,601
	Deutsche Bank AG 4.10% 1/13/2026	16,415	16,061
	Deutsche Bank AG 4.10% 1/13/2026	4,936	4,851

27	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	USD44,785	$42,515
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	7,493	7,677
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	91,924	84,894
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	150,012	138,759
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	43,318	43,273
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	63,958	66,028
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	60,769	63,220
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	7,710	6,790
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	23,000	19,401
	Discover Bank 3.45% 7/27/2026	2,343	2,238
	DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]	2,882	2,728
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]	8,037	7,454
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR10,715	11,069
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	21,171	21,482
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	25,825	30,087
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	69,695	78,738
	Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	20,905
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	1,285	1,318
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	42,825	42,470
	Fiserv, Inc. 2.75% 7/1/2024	19,000	19,000
	Fiserv, Inc. 3.50% 7/1/2029	406	376
	Fiserv, Inc. 2.65% 6/1/2030	900	783
	Five Corners Funding Trust II 2.85% 5/15/2030[4]	4,300	3,788
	Five Corners Funding Trust III 5.791% 2/15/2033[4]	15,060	15,325
	Global Payments, Inc. 2.90% 5/15/2030	631	550
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	14,015
	Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[6]	400	388
	Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.754% 5/15/2026[3]	7,000	7,052
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	61,000	56,040
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	72,923	67,354
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	19,312	18,016
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	40,025	38,280
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	5,725	5,433
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	47,716	49,827
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	2,879
	Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	8,810
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	116,171	118,260
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	47,332	38,429
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	3,478	2,972
	Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[6]	672	723
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	32,550	33,355
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	19,000	13,352
	Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.50% 10/7/2025	3,760	3,713
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	5,000	4,942
	HSBC Holdings PLC (USD-SOFR + 1.57%) 5.33% 8/14/2027[3]	13,000	13,217
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[6]	18,250	18,326
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	21,090	20,737
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	3,357	3,551
	HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]	11,890	12,167
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	52,170	45,874
	HSBC Holdings PLC 5.546% 3/4/2030 (USD-SOFR + 1.46% on 3/4/2029)[6]	2,609	2,615
	HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,097
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	43,396	36,329
	HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]	11,963	13,520
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]	30,917	33,502
	HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029)[6]	GBP5,190	7,123
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	USD4,755	4,977
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	4,213	3,976
	Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[6]	16,597	16,950
	Industrial and Commercial Bank of China, Ltd. 2.875% 9/12/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 9/12/2024)[3]	3,000	2,983

The Bond Fund of America	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	USD12,000	$12,139
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	6,000	6,190
	Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.821% 12/15/2036[3]	AUD10,280	6,985
	Intercontinental Exchange, Inc. 3.625% 9/1/2028[4]	USD3,200	3,019
	Intercontinental Exchange, Inc. 4.35% 6/15/2029	9,625	9,316
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	16,422	16,535
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	12,869	12,303
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	183	166
	Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	80
	Intesa Sanpaolo SpA 3.25% 9/23/2024[4]	8,260	8,208
	Intesa Sanpaolo SpA 7.00% 11/21/2025[4]	20,450	20,786
	Intesa Sanpaolo SpA 5.71% 1/15/2026[4]	24,105	23,887
	Intesa Sanpaolo SpA 3.875% 7/14/2027[4]	10,275	9,734
	Intesa Sanpaolo SpA 3.875% 1/12/2028[4]	4,974	4,666
	Intesa Sanpaolo SpA 4.00% 9/23/2029[4]	3,000	2,769
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]	2,525	2,786
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]	37,275	38,978
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]	2,470	2,258
	JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	6,738	6,671
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	48,813	47,911
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	22,000	21,435
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	36,830	35,772
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	1,924	1,899
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	7,980	7,436
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	10,000	10,177
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	48,270	48,018
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	45,529	42,893
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	31,294	31,554
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	5,096	5,045
	JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]	1,710	1,618
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	875	842
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	211	212
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	3,011	3,112
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	7,917	7,858
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	65,242	66,290
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	29,682	24,154
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	20,053	16,705
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	11,755	10,027
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	1,951	1,943
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]	16,704	17,726
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	35,492	36,429
	JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	849	579
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]	1,907	1,343
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	19,035	17,772
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]	14,675	14,787
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	42,000	43,627
	Kookmin Bank 5.375% 5/8/2027[4]	3,270	3,290
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[4]	34,184	34,507
	Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]	523	523
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	13,875	13,597
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	312	290
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	1,325	1,323
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]	25,400	24,299
	Lloyds Banking Group PLC 4.375% 3/22/2028	6,323	6,128

29	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	USD18,000	$18,262
	Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[6]	9,077	9,155
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	27,632	27,537
	LPL Holdings, Inc. 4.625% 11/15/2027[4]	270	261
	LPL Holdings, Inc. 4.375% 5/15/2031[4]	1,800	1,653
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]	41,186	43,347
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	13,205	13,168
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	58,949	54,581
	Macquarie Bank, Ltd. 5.208% 6/15/2026[4]	5,000	4,995
	Macquarie Bank, Ltd. 5.391% 12/7/2026[4]	5,000	5,014
	Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	221	188
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	3,250	3,318
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	4,875	3,035
	Marsh & McLennan Companies, Inc. 5.45% 3/15/2054	950	924
	Mastercard, Inc. 4.875% 5/9/2034	16,798	16,615
	Met Tower Global Funding 5.40% 6/20/2026[4]	10,000	10,028
	Met Tower Global Funding 5.25% 4/12/2029[4]	12,000	12,066
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,8]	100	107
	MetLife, Inc. 3.60% 11/13/2025	100	98
	MetLife, Inc. 4.55% 3/23/2030	2,417	2,376
	MetLife, Inc. 5.375% 7/15/2033	12,814	12,924
	MetLife, Inc. 5.30% 12/15/2034	2,000	1,995
	MetLife, Inc. 4.60% 5/13/2046	800	698
	Metropolitan Life Global Funding I 0.95% 7/2/2025[4]	5,764	5,516
	Metropolitan Life Global Funding I 3.45% 12/18/2026[4]	2,315	2,226
	Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	824	810
	Metropolitan Life Global Funding I 5.05% 1/6/2028[4]	1,418	1,419
	Metropolitan Life Global Funding I 5.40% 9/12/2028[4]	6,000	6,099
	Metropolitan Life Global Funding I 4.85% 1/8/2029[4]	15,000	14,880
	Metropolitan Life Global Funding I 3.05% 6/17/2029[4]	5,000	4,541
	Metropolitan Life Global Funding I 4.30% 8/25/2029[4]	884	851
	Metropolitan Life Global Funding I 2.95% 4/9/2030[4]	980	873
	Metropolitan Life Global Funding I 1.55% 1/7/2031[4]	2,284	1,822
	Metropolitan Life Global Funding I 2.40% 1/11/2032[4]	3,250	2,675
	Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	6,068	5,997
	Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	2,000	1,967
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	17,000	16,764
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	35,000	32,397
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	12,800	11,790
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	10,000	10,065
	Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029)[3]	10,000	9,979
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	631	622
	Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]	10,000	9,248
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	7,780	7,204
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	15,000	14,996
	Mizuho Financial Group, Inc. 5.382% 7/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 7/10/2029)[6]	20,000	19,978
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[6]	16,000	15,944
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	1,640	1,637
	Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	995	981
	Morgan Stanley 4.754% 4/21/2026	25,000	24,785
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	1,121	1,110
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	8,457	7,888

The Bond Fund of America	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	USD10,884	$10,064
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[3]	2,594	2,620
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	65,238	64,998
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	46,666	46,525
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	11,640	11,714
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	103,007	102,772
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	66,813	67,961
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	34,832	27,967
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	2,322	1,898
	Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]	2,878	2,380
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]	1,487	1,434
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]	30,000	29,544
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	14,219	14,152
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	34,329	37,090
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	69,535	71,305
	Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]	13,453	12,888
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]	5,708	4,276
	MSCI, Inc. 3.625% 9/1/2030[4]	16,200	14,557
	Nasdaq, Inc. 5.35% 6/28/2028	2,568	2,592
	National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,018
	National Australia Bank, Ltd. 4.944% 1/12/2028	3,474	3,475
	National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	4,992
	National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	11,934
	National Australia Bank, Ltd. 5.181% 6/11/2034[4]	63,004	62,717
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	25,000	25,069
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	20,000	20,024
	NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]	7,500	7,021
	NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6,8]	9,464	9,047
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]	8,000	8,186
	Navient Corp. 5.875% 10/25/2024	1,000	999
	Navient Corp. 6.75% 6/25/2025	10,000	10,004
	Navient Corp. 5.00% 3/15/2027	6,250	5,973
	Navient Corp. 5.625% 8/1/2033	3,000	2,397
	New York Life Global Funding 0.95% 6/24/2025[4]	1,034	990
	New York Life Global Funding 0.85% 1/15/2026[4]	3,803	3,560
	New York Life Global Funding 3.25% 4/7/2027[4]	2,164	2,065
	New York Life Global Funding 4.90% 6/13/2028[4]	7,500	7,468
	New York Life Global Funding 1.20% 8/7/2030[4]	5,250	4,210
	New York Life Global Funding 1.85% 8/1/2031[4]	2,250	1,822
	New York Life Global Funding 4.55% 1/28/2033[4]	4,212	4,008
	New York Life Global Funding 5.00% 1/9/2034[4]	3,000	2,950
	Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,009
	Nomura Holdings, Inc. (USD-SOFR + 1.25%) 6.59% 7/2/2027[3]	5,000	5,027
	Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	17,143
	NongHyup Bank 4.875% 7/3/2028[4]	13,213	13,185
	Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	2,062	1,930
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	12,000	11,926
	OneMain Finance Corp. 7.125% 3/15/2026	9,300	9,458
	OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,410
	Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 5.055% 4/14/2025[3]	AUD29,750	19,896
	Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD2,250	2,152
	PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,439
	PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	14,514
	PayPal Holdings, Inc. 3.25% 6/1/2050	61	41
	PayPal Holdings, Inc. 5.05% 6/1/2052	10,000	9,141
	PayPal Holdings, Inc. 5.25% 6/1/2062	321	293
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[6]	EUR1,335	1,531
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	4,465	5,124
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	56,000	59,832

31	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]	USD10,000	$10,011
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	47,340	47,872
	PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[6]	22,411	22,541
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	1,677	1,729
	PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]	1,174	1,204
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	35,685	38,910
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	3,375	3,394
	Power Finance Corp., Ltd. 3.95% 4/23/2030	32,000	29,468
	Power Finance Corp., Ltd. 3.35% 5/16/2031	8,670	7,586
	Prudential Financial, Inc. 3.905% 12/7/2047	700	538
	Prudential Financial, Inc. 4.418% 3/27/2048	1,000	830
	Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,053
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	9,928
	QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.085% 8/25/2036[3]	AUD12,200	8,319
	QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP5,690	6,212
	QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[6]	USD4,000	3,965
	Royal Bank of Canada 0.75% 10/7/2024	1,347	1,329
	Royal Bank of Canada 4.95% 4/25/2025	5,000	4,977
	Royal Bank of Canada 3.625% 5/4/2027	748	718
	Royal Bank of Canada 6.00% 11/1/2027	1,098	1,125
	Royal Bank of Canada 4.90% 1/12/2028	1,650	1,638
	Royal Bank of Canada 4.95% 2/1/2029	10,000	9,957
	Royal Bank of Canada 5.00% 2/1/2033	15,537	15,322
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[6]	9,300	9,341
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]	10,775	9,934
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	20,950	21,350
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]	3,644	3,731
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[6]	33,013	33,283
	Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027)[6]	7,500	6,923
	Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD-LIBOR + 1.40% on 11/3/2027)[3,8]	7,500	7,091
	SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[4]	10,000	10,010
	Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[4,6]	4,930	5,208
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[4,6]	7,000	6,706
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]	5,200	4,981
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[4,6]	17,360	17,218
	Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[4,6]	2,554	2,151
	State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]	430	439
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	10,825	10,039
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	15,495	14,980
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	35,899	35,493
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,361
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	6,775	6,284
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,662
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	439
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]	10,000	10,197
	Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.649% 6/1/2037[3]	AUD7,500	5,097
	Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.999% 12/1/2038[3]	50	34
	Suncorp-Metway, Ltd. (3-month AUD-BBSW + 0.78%) 5.189% 7/30/2024[3]	24,500	16,350
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	USD11,614	58
	Svenska Handelsbanken AB 5.50% 6/15/2028[4]	5,000	5,034

The Bond Fund of America	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Swedbank AB 6.136% 9/12/2026[4]	USD12,825	$13,048
	Synchrony Bank 5.40% 8/22/2025	17,000	16,878
	Synchrony Bank 5.625% 8/23/2027	17,000	16,847
	Synchrony Financial 3.95% 12/1/2027	9,075	8,479
	Synchrony Financial 2.875% 10/28/2031	41,575	33,359
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	22,623
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,207
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	13,323	13,493
	Travelers Companies, Inc. 2.55% 4/27/2050	1,601	978
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	6,383	6,780
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	4,343	4,333
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	13,165	13,272
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	30,012	29,894
	U.S. Bancorp 2.40% 7/30/2024	19,000	18,948
	U.S. Bancorp 3.10% 4/27/2026	7,000	6,716
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]	11,400	11,147
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	34,841	34,103
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]	1,500	1,523
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	35,110	35,211
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	51,744	49,079
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	17,758	18,013
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	18,420	18,498
	UBS AG 2.95% 4/9/2025	2,350	2,304
	UBS AG 7.50% 2/15/2028	17,000	18,196
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]	1,000	998
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,6]	3,418	3,396
	UBS Group AG 4.55% 4/17/2026	7,000	6,882
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]	26,727	25,833
	UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]	20,000	20,018
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]	10,300	9,622
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]	38,389	35,822
	UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]	50,000	49,090
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]	19,621	18,006
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]	6,750	6,613
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]	6,000	6,154
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,8]	12,828	12,113
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]	12,000	12,341
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[4,6]	43,817	43,739
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,8]	16,600	14,901
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[4,6]	38,824	39,000
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]	128,444	119,949
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]	40,640	32,673
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]	69,598	59,393
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]	31,812	26,009
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[4,6]	5,631	5,912
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]	51,875	62,559
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,6]	3,325	3,459
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[4,6]	20,861	20,848
	UniCredit SpA 4.625% 4/12/2027[4]	17,010	16,592
	United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]	8,430	7,795
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,607
	Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,9]	500	— [2]

33	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]	USD36,060	$35,654
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	9,960	9,812
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	23,325	22,253
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	51,159	51,614
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	4,118	3,794
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	72,586	71,601
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	18,000	18,167
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	20,000	20,759
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	56,475	56,249
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[6]	5,527	4,904
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	2,857
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	56,718	56,092
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	5,093	5,091
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	7,651	8,160
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	5,719	5,701
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	71,327	61,004
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]	10,000	9,805
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]	11,339	10,483
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]	13,100	10,832
	Willis North America, Inc. 4.65% 6/15/2027	4,500	4,423
	Willis North America, Inc. 5.35% 5/15/2033	3,000	2,943
	Willis North America, Inc. 3.875% 9/15/2049	4,700	3,388
	Willis North America, Inc. 5.90% 3/5/2054	2,000	1,940
	Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,865	2,550
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	2,000	1,673
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	7,000	5,020
			8,434,378

Utilities 3.97%
	Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,897
	AEP Texas, Inc. 3.45% 5/15/2051	2,638	1,738
	AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,034
	AEP Transmission Co., LLC 5.15% 4/1/2034	21,075	20,613
	AEP Transmission Co., LLC 2.75% 8/15/2051	381	229
	AES Andes SA 6.30% 3/15/2029[4]	7,753	7,813
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	8,266	7,194
	Alabama Power Co. 3.00% 3/15/2052	22,980	14,905
	Alfa Desarrollo SpA 4.55% 9/27/2051	8,936	6,717
	Alfa Desarrollo SpA 4.55% 9/27/2051[4]	5,690	4,277
	Ameren Corp. 2.50% 9/15/2024	1,616	1,604
	American Electric Power Co., Inc. 1.00% 11/1/2025	317	298
	American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	29,921
	American Transmission Systems, Inc. 2.65% 1/15/2032[4]	1,695	1,411
	Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,827
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	3,150	2,629
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	175
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	3,618	3,008
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	830	863
	Calpine Corp. 5.25% 6/1/2026[4]	3,398	3,363
	Calpine Corp. 4.50% 2/15/2028[4]	4,000	3,804
	CenterPoint Energy, Inc. 2.65% 6/1/2031	11,446	9,639
	CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	1,999
	Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]	3,300	3,345
	China Huaneng Group Co., Ltd., 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[6]	4,009	4,013
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	15,958	14,965
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]	5,500	5,201
	CMS Energy Corp. 3.00% 5/15/2026	7,689	7,359
	Comision Federal de Electricidad 4.688% 5/15/2029[4]	30,765	28,825
	Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,369
	Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,309
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	12,036	9,850

The Bond Fund of America	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Consumers Energy Co. 3.80% 11/15/2028	USD1,000	$955
	Consumers Energy Co. 4.90% 2/15/2029	13,467	13,411
	Consumers Energy Co. 4.60% 5/30/2029	12,081	11,893
	Consumers Energy Co. 3.60% 8/15/2032	46,667	41,969
	Consumers Energy Co. 4.625% 5/15/2033	15,445	14,798
	Dominion Energy, Inc. 3.30% 3/15/2025	2,113	2,078
	Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024	4,825	4,806
	DPL, Inc. 4.125% 7/1/2025	1,040	1,022
	DTE Electric Co. 4.85% 12/1/2026	1,350	1,350
	DTE Electric Co. 3.70% 3/15/2045	107	83
	DTE Electric Co. 3.65% 3/1/2052	2,146	1,583
	DTE Energy Co. 2.85% 10/1/2026	539	510
	DTE Energy Co. 5.10% 3/1/2029	30,785	30,544
	DTE Energy Co. 2.25% 3/1/2030	1,557	1,345
	DTE Energy Co. 3.00% 3/1/2032	31,550	27,323
	Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,114
	Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	357
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,528	3,355
	Duke Energy Corp. 2.55% 6/15/2031	1,335	1,118
	Duke Energy Corp. 5.75% 9/15/2033	33,869	34,420
	Duke Energy Corp. 3.50% 6/15/2051	4,219	2,857
	Duke Energy Corp. 5.00% 8/15/2052	331	288
	Duke Energy Florida, LLC 1.75% 6/15/2030	9,021	7,490
	Duke Energy Florida, LLC 5.875% 11/15/2033	4,050	4,214
	Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,390
	Duke Energy Florida, LLC 5.95% 11/15/2052	246	251
	Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,435
	Duke Energy Progress, LLC 2.00% 8/15/2031	769	629
	Duke Energy Progress, LLC 2.50% 8/15/2050	354	204
	Edison International 3.55% 11/15/2024	16,725	16,570
	Edison International 4.95% 4/15/2025	6,354	6,309
	Edison International 5.75% 6/15/2027	5,296	5,345
	Edison International 4.125% 3/15/2028	53,109	50,760
	Edison International 5.25% 11/15/2028	15,028	14,903
	Edison International 5.45% 6/15/2029	32,475	32,475
	Edison International 6.95% 11/15/2029	5,674	6,035
	Electricité de France SA 4.50% 9/21/2028[4]	1,982	1,913
	Electricité de France SA 5.65% 4/22/2029[4]	22,350	22,553
	Electricité de France SA 6.25% 5/23/2033[4]	8,275	8,566
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR15,000	14,522
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	USD8,650	9,429
	Emera US Finance, LP 2.639% 6/15/2031	11,493	9,493
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,8]	319	318
	Enel Finance International NV 5.125% 6/26/2029[4]	15,000	14,770
	Enel Finance International NV 2.25% 7/12/2031[4]	5,000	4,080
	Enfragen Energia Sur SA 5.375% 12/30/2030	6,848	5,721
	Engie Energia Chile SA 3.40% 1/28/2030[4]	7,054	6,147
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]	8,250	7,867
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	3,000	2,861
	ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]	1,143	994
	Entergy Corp. 1.90% 6/15/2028	6,531	5,760
	Entergy Corp. 2.40% 6/15/2031	20,182	16,670
	Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,517
	Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,372
	Entergy Louisiana, LLC 2.35% 6/15/2032	395	321
	Entergy Louisiana, LLC 2.90% 3/15/2051	17,647	10,706
	Entergy Louisiana, LLC 4.75% 9/15/2052	281	243
	Entergy Texas, Inc. 1.75% 3/15/2031	446	360
	Eversource Energy 5.00% 1/1/2027	12,334	12,239
	Eversource Energy 3.30% 1/15/2028	6,812	6,367
	Eversource Energy 1.65% 8/15/2030	9,528	7,689
	Eversource Energy 5.50% 1/1/2034	16,925	16,614
	Exelon Corp. 4.10% 3/15/2052	1,725	1,328
	FirstEnergy Corp. 2.05% 3/1/2025	25,920	25,274
	FirstEnergy Corp. 1.60% 1/15/2026	54,243	51,097

35	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	FirstEnergy Corp. 2.65% 3/1/2030	USD62,415	$54,300
	FirstEnergy Corp. 2.25% 9/1/2030	101,742	85,270
	FirstEnergy Corp. 3.40% 3/1/2050	7,526	5,042
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	100,377	96,388
	FirstEnergy Pennsylvania Electric Co. 4.30% 1/15/2029[4]	5,000	4,814
	FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]	1,260	1,248
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	51,765	47,295
	Florida Power & Light Co. 4.40% 5/15/2028	17,886	17,574
	Florida Power & Light Co. 5.15% 6/15/2029	3,675	3,707
	Florida Power & Light Co. 2.45% 2/3/2032	20,000	16,669
	Florida Power & Light Co. 5.10% 4/1/2033	9,000	8,963
	Florida Power & Light Co. 4.80% 5/15/2033	6,501	6,325
	Florida Power & Light Co. 5.30% 6/15/2034	12,500	12,604
	Florida Power & Light Co. 2.875% 12/4/2051	10,633	6,759
	Florida Power & Light Co. 5.30% 4/1/2053	7	7
	Florida Power & Light Co. 5.60% 6/15/2054	18,581	18,783
	Georgia Power Co. 4.65% 5/16/2028	7,500	7,387
	Georgia Power Co. 4.95% 5/17/2033	24,199	23,609
	Georgia Power Co. 5.25% 3/15/2034	25,050	24,981
	Grupo Energia Bogota SA ESP 7.85% 11/9/2033[4]	2,500	2,765
	Jersey Central Power & Light Co. 4.30% 1/15/2026[4]	4,480	4,403
	Jersey Central Power & Light Co. 2.75% 3/1/2032[4]	7,574	6,264
	Korea East-West Power Co., Ltd. 1.75% 5/6/2025	1,500	1,454
	Korea East-West Power Co., Ltd. 3.60% 5/6/2025	1,500	1,476
	MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,176
	MidAmerican Energy Co. 5.35% 1/15/2034	350	355
	MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,080
	MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,343
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[4]	6,025	5,793
	Minejesa Capital BV 4.625% 8/10/2030	4,775	4,589
	Minejesa Capital BV 5.625% 8/10/2037	12,000	10,858
	Monongahela Power Co. 3.55% 5/15/2027[4]	4,800	4,578
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,050	4,059
	NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	6,470	5,963
	NextEra Energy Capital Holdings, Inc. 3.55% 5/1/2027	18,030	17,215
	NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027	428	421
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[4]	4,715	4,712
	NextEra Energy Operating Partners, LP 3.875% 10/15/2026[4]	3,535	3,365
	NiSource, Inc. 5.40% 6/30/2033	5,000	4,953
	NiSource, Inc. 5.00% 6/15/2052	24	21
	Northern States Power Co. 2.25% 4/1/2031	5,287	4,461
	Northern States Power Co. 2.90% 3/1/2050	2,052	1,309
	Northern States Power Co. 2.60% 6/1/2051	15,856	9,486
	Northern States Power Co. 3.20% 4/1/2052	2,000	1,333
	Northern States Power Co. 4.50% 6/1/2052	2,789	2,359
	Northern States Power Co. 5.10% 5/15/2053	1,506	1,389
	Northern States Power Co. 5.40% 3/15/2054	1,938	1,870
	NRG Energy, Inc. 3.625% 2/15/2031[4]	5,000	4,292
	NRG Energy, Inc. 3.875% 2/15/2032[4]	270	232
	NTPC, Ltd. 4.375% 11/26/2024	3,000	2,984
	Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	716	675
	Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	773
	Pacific Gas and Electric Co. 3.15% 1/1/2026	107,354	103,453
	Pacific Gas and Electric Co. 2.95% 3/1/2026	36,326	34,791
	Pacific Gas and Electric Co. 3.30% 3/15/2027	16,741	15,866
	Pacific Gas and Electric Co. 2.10% 8/1/2027	66,361	59,904
	Pacific Gas and Electric Co. 3.30% 12/1/2027	13,034	12,156
	Pacific Gas and Electric Co. 3.00% 6/15/2028	40,607	37,144
	Pacific Gas and Electric Co. 3.75% 7/1/2028	23,868	22,421
	Pacific Gas and Electric Co. 4.65% 8/1/2028	44,480	43,075
	Pacific Gas and Electric Co. 6.10% 1/15/2029	46,827	47,949
	Pacific Gas and Electric Co. 4.55% 7/1/2030	148,305	140,618
	Pacific Gas and Electric Co. 2.50% 2/1/2031	163,190	134,603
	Pacific Gas and Electric Co. 3.25% 6/1/2031	18,564	15,972
	Pacific Gas and Electric Co. 4.40% 3/1/2032	6,041	5,529
	Pacific Gas and Electric Co. 5.90% 6/15/2032	15,106	15,125
	Pacific Gas and Electric Co. 6.15% 1/15/2033	29,872	30,367

The Bond Fund of America	36

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 6.40% 6/15/2033	USD93,030	$96,151
	Pacific Gas and Electric Co. 6.95% 3/15/2034	12,604	13,582
	Pacific Gas and Electric Co. 5.80% 5/15/2034	51,837	51,533
	Pacific Gas and Electric Co. 3.30% 8/1/2040	21,234	15,140
	Pacific Gas and Electric Co. 3.75% 8/15/2042	29,730	21,465
	Pacific Gas and Electric Co. 4.95% 7/1/2050	16,842	13,928
	Pacific Gas and Electric Co. 3.50% 8/1/2050	45,810	29,938
	Pacific Gas and Electric Co. 6.70% 4/1/2053	9,880	10,294
	PacifiCorp 5.10% 2/15/2029	38,909	38,897
	PacifiCorp 2.70% 9/15/2030	9,089	7,890
	PacifiCorp 5.30% 2/15/2031	11,997	11,963
	PacifiCorp 5.45% 2/15/2034	74,496	73,620
	PacifiCorp 3.30% 3/15/2051	7,235	4,684
	PacifiCorp 2.90% 6/15/2052	22,981	13,553
	PacifiCorp 5.35% 12/1/2053	9,208	8,362
	PacifiCorp 5.50% 5/15/2054	45,518	42,322
	PacifiCorp 5.80% 1/15/2055	55,886	54,160
	PECO Energy Co. 2.80% 6/15/2050	10,000	6,276
	PG&E Corp. 5.00% 7/1/2028	9,485	9,136
	PG&E Corp. 5.25% 7/1/2030	7,450	7,121
	Progress Energy, Inc. 7.00% 10/30/2031	8,568	9,306
	Public Service Company of Colorado 3.70% 6/15/2028	2,800	2,663
	Public Service Company of Colorado 1.90% 1/15/2031	111	90
	Public Service Company of Colorado 1.875% 6/15/2031	15,100	12,088
	Public Service Company of Colorado 5.35% 5/15/2034	30,450	30,207
	Public Service Company of Colorado 4.10% 6/15/2048	3,671	2,812
	Public Service Company of Colorado 3.20% 3/1/2050	5,715	3,763
	Public Service Company of Colorado 2.70% 1/15/2051	8,990	5,316
	Public Service Company of Colorado 4.50% 6/1/2052	3,463	2,811
	Public Service Company of Colorado 5.25% 4/1/2053	3,880	3,550
	Public Service Company of Colorado 5.75% 5/15/2054	17,839	17,632
	Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,063
	Public Service Electric and Gas Co. 3.65% 9/1/2028	263	251
	Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,631
	Public Service Electric and Gas Co. 2.45% 1/15/2030	4,830	4,229
	Public Service Electric and Gas Co. 3.10% 3/15/2032	835	729
	Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,708
	Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	10,289
	San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,541
	San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,380
	Southern California Edison Co. 4.90% 6/1/2026	10,000	9,923
	Southern California Edison Co. 4.70% 6/1/2027	16,677	16,450
	Southern California Edison Co. 3.65% 3/1/2028	19,403	18,402
	Southern California Edison Co. 5.30% 3/1/2028	12,125	12,152
	Southern California Edison Co. 5.65% 10/1/2028	1,775	1,806
	Southern California Edison Co. 4.20% 3/1/2029	12,527	11,995
	Southern California Edison Co. 5.15% 6/1/2029	6,609	6,605
	Southern California Edison Co. 2.85% 8/1/2029	59,688	53,637
	Southern California Edison Co. 2.25% 6/1/2030	13,636	11,570
	Southern California Edison Co. 2.50% 6/1/2031	21,923	18,412
	Southern California Edison Co. 5.45% 6/1/2031	37,183	37,463
	Southern California Edison Co. 2.75% 2/1/2032	8,186	6,909
	Southern California Edison Co. 5.20% 6/1/2034	35,044	34,232
	Southern California Edison Co. 5.75% 4/1/2035	6,666	6,800
	Southern California Edison Co. 5.35% 7/15/2035	32,699	32,421
	Southern California Edison Co. 5.625% 2/1/2036	5,649	5,645
	Southern California Edison Co. 4.50% 9/1/2040	20,350	17,557
	Southern California Edison Co. 3.60% 2/1/2045	2,451	1,795
	Southern California Edison Co. 4.00% 4/1/2047	54	41
	Southern California Edison Co. 3.65% 2/1/2050	17,484	12,442
	Southern California Edison Co. 2.95% 2/1/2051	26,305	16,342
	Southern California Edison Co. 3.65% 6/1/2051	1,887	1,333
	Southern California Edison Co. 3.45% 2/1/2052	17,895	12,166
	Southern California Gas Co. 2.55% 2/1/2030	4,300	3,746
	Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	11,930
	Southwestern Electric Power Co. 3.25% 11/1/2051	4,750	3,002
	Southwestern Public Service Co. 6.00% 6/1/2054	1,500	1,497

37	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Talen Energy Supply, LLC 8.625% 6/1/2030[4]	USD14,808	$15,801
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	4,383	3,958
	TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	3,957
	Union Electric Co. 2.625% 3/15/2051	132	79
	Union Electric Co. 3.90% 4/1/2052	5,303	4,063
	Virginia Electric & Power 2.95% 11/15/2026	265	252
	Virginia Electric & Power 2.875% 7/15/2029	1,425	1,288
	Virginia Electric & Power 2.30% 11/15/2031	3,000	2,474
	Virginia Electric & Power 2.40% 3/30/2032	990	814
	Vistra Operations Co., LLC 3.55% 7/15/2024[4]	8,000	7,991
	Vistra Operations Co., LLC 5.00% 7/31/2027[4]	1,000	968
	WEC Energy Group, Inc. 4.75% 1/9/2026	5,000	4,948
	WEC Energy Group, Inc. 5.60% 9/12/2026	2,800	2,811
	WEC Energy Group, Inc. 5.15% 10/1/2027	11,293	11,265
	WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	4,765
	Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,253
	Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,167
	Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,918
	Xcel Energy, Inc. 3.35% 12/1/2026	439	419
	Xcel Energy, Inc. 1.75% 3/15/2027	1,353	1,231
	Xcel Energy, Inc. 4.00% 6/15/2028	6,477	6,175
	Xcel Energy, Inc. 2.60% 12/1/2029	24,300	21,211
	Xcel Energy, Inc. 3.40% 6/1/2030	3,022	2,714
	Xcel Energy, Inc. 2.35% 11/15/2031	30,760	24,912
	Xcel Energy, Inc. 4.60% 6/1/2032	2,008	1,879
	Xcel Energy, Inc. 5.45% 8/15/2033	45,604	44,827
	Xcel Energy, Inc. 5.50% 3/15/2034	28,849	28,434
			3,350,799

Health care 3.86%
	AbbVie, Inc. 2.60% 11/21/2024	30,200	29,869
	AbbVie, Inc. 2.95% 11/21/2026	16,395	15,632
	AbbVie, Inc. 3.20% 11/21/2029	4,409	4,047
	AbbVie, Inc. 4.95% 3/15/2031	4,000	3,991
	AbbVie, Inc. 5.05% 3/15/2034	136,057	135,711
	AbbVie, Inc. 5.35% 3/15/2044	5,825	5,762
	AbbVie, Inc. 5.40% 3/15/2054	111,682	110,514
	AbbVie, Inc. 5.50% 3/15/2064	4,150	4,100
	Amgen, Inc. 5.15% 3/2/2028	45,847	45,849
	Amgen, Inc. 3.00% 2/22/2029	3,098	2,850
	Amgen, Inc. 4.05% 8/18/2029	20,000	19,135
	Amgen, Inc. 2.45% 2/21/2030	18,829	16,427
	Amgen, Inc. 2.30% 2/25/2031	5,000	4,203
	Amgen, Inc. 4.20% 3/1/2033	36,903	34,205
	Amgen, Inc. 5.25% 3/2/2033	97,676	97,439
	Amgen, Inc. 3.375% 2/21/2050	122	86
	Amgen, Inc. 4.875% 3/1/2053	6,500	5,728
	Amgen, Inc. 5.65% 3/2/2053	44,406	43,764
	AstraZeneca Finance, LLC 1.75% 5/28/2028	564	500
	AstraZeneca Finance, LLC 4.90% 2/26/2031	42,975	42,879
	AstraZeneca Finance, LLC 2.25% 5/28/2031	5,852	4,943
	AstraZeneca Finance, LLC 5.00% 2/26/2034	58,964	58,659
	AstraZeneca PLC 3.375% 11/16/2025	20,139	19,651
	AstraZeneca PLC 0.70% 4/8/2026	6,589	6,102
	AstraZeneca PLC 1.375% 8/6/2030	15,138	12,377
	AstraZeneca PLC 3.00% 5/28/2051	2,249	1,509
	Avantor Funding, Inc. 4.625% 7/15/2028[4]	6,320	6,020
	Bausch Health Companies, Inc. 5.50% 11/1/2025[4]	17,750	16,551
	Bausch Health Companies, Inc. 4.875% 6/1/2028[4]	8,125	6,090
	Baxter International, Inc. 2.272% 12/1/2028	3,250	2,865
	Baxter International, Inc. 2.539% 2/1/2032	37,704	30,939
	Baxter International, Inc. 3.132% 12/1/2051	2,284	1,433
	Bayer US Finance II, LLC 4.375% 12/15/2028[4]	4,250	4,038
	Becton, Dickinson and Co. 4.874% 2/8/2029	31,000	30,768
	Becton, Dickinson and Co. 5.081% 6/7/2029	21,334	21,320
	Becton, Dickinson and Co. 4.298% 8/22/2032	327	307
	Becton, Dickinson and Co. 5.11% 2/8/2034	10,000	9,856

The Bond Fund of America	38

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Boston Scientific Corp. 2.65% 6/1/2030	USD22,137	$19,440
	Boston Scientific Corp. 4.70% 3/1/2049	340	303
	Bristol-Myers Squibb Co. 2.90% 7/26/2024	9,095	9,077
	Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,492
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	14,974
	Bristol-Myers Squibb Co. 3.40% 7/26/2029	2,197	2,048
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,800	11,848
	Bristol-Myers Squibb Co. 2.95% 3/15/2032	20,158	17,450
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	115,699	115,506
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,425	2,400
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,829
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,500
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	12,623	13,567
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	60,279	59,471
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	22,900	22,387
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[4]	10,000	9,585
	Cencora, Inc. 2.70% 3/15/2031	17,987	15,362
	Centene Corp. 4.25% 12/15/2027	58,085	55,507
	Centene Corp. 2.45% 7/15/2028	82,808	73,585
	Centene Corp. 4.625% 12/15/2029	42,335	40,072
	Centene Corp. 3.375% 2/15/2030	45,137	40,098
	Centene Corp. 3.00% 10/15/2030	23,055	19,731
	Centene Corp. 2.50% 3/1/2031	79,784	65,537
	Centene Corp. 2.625% 8/1/2031	42,204	34,700
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]	4,335	3,961
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]	6,000	4,723
	Cigna Group (The) 5.125% 5/15/2031	15,500	15,394
	Cigna Group (The) 5.25% 2/15/2034	27,700	27,328
	CVS Health Corp. 1.30% 8/21/2027	10,000	8,863
	CVS Health Corp. 3.25% 8/15/2029	10,362	9,403
	CVS Health Corp. 5.125% 2/21/2030	7,000	6,926
	CVS Health Corp. 1.75% 8/21/2030	5,660	4,603
	CVS Health Corp. 5.25% 1/30/2031	7,000	6,924
	CVS Health Corp. 1.875% 2/28/2031	13,185	10,584
	CVS Health Corp. 5.55% 6/1/2031	31,866	31,904
	CVS Health Corp. 5.25% 2/21/2033	14,789	14,448
	CVS Health Corp. 5.70% 6/1/2034	57,461	57,327
	CVS Health Corp. 5.05% 3/25/2048	1,707	1,472
	CVS Health Corp. 4.25% 4/1/2050	8,451	6,437
	CVS Health Corp. 5.875% 6/1/2053	34,944	33,509
	CVS Health Corp. 6.05% 6/1/2054	15,000	14,721
	CVS Health Corp. 6.00% 6/1/2063	9,811	9,404
	Elevance Health, Inc. 3.50% 8/15/2024	9,349	9,321
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,508
	Elevance Health, Inc. 4.10% 5/15/2032	16,162	15,003
	Elevance Health, Inc. 4.75% 2/15/2033	3,628	3,505
	Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,140
	Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,274
	Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,479
	Eli Lilly and Co. 4.875% 2/27/2053	15,000	14,066
	EMD Finance, LLC 3.25% 3/19/2025[4]	16,185	15,925
	Fortrea Holdings, Inc. 7.50% 7/1/2030[4]	2,825	2,810
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[3,10]	723	724
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	33,699	34,153
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,051
	GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,643
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	1,482	1,610
	Gilead Sciences, Inc. 5.25% 10/15/2033	63,956	64,452
	Gilead Sciences, Inc. 2.80% 10/1/2050	65	41
	Gilead Sciences, Inc. 5.55% 10/15/2053	38,401	38,369
	GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	11,425	11,256
	HCA, Inc. 5.875% 2/15/2026	4,700	4,708
	HCA, Inc. 5.20% 6/1/2028	30,000	29,889
	HCA, Inc. 5.875% 2/1/2029	7,130	7,261
	HCA, Inc. 3.375% 3/15/2029	401	369
	HCA, Inc. 4.125% 6/15/2029	2,825	2,676

39	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	HCA, Inc. 3.50% 9/1/2030	USD5,225	$4,715
	HCA, Inc. 2.375% 7/15/2031	2,704	2,221
	HCA, Inc. 3.625% 3/15/2032	13,278	11,700
	HCA, Inc. 5.25% 6/15/2049	8,300	7,405
	HCA, Inc. 4.625% 3/15/2052	323	261
	Humana, Inc. 3.70% 3/23/2029	9,140	8,574
	Humana, Inc. 5.375% 4/15/2031	15,554	15,476
	Humana, Inc. 5.75% 4/15/2054	7,139	6,885
	IQVIA, Inc. 5.00% 10/15/2026[4]	5,750	5,647
	Johnson & Johnson 4.80% 6/1/2029	30,000	30,239
	Johnson & Johnson 4.90% 6/1/2031	31,567	31,886
	Johnson & Johnson 4.95% 6/1/2034	51,993	52,618
	Johnson & Johnson 5.25% 6/1/2054	25,623	25,751
	Kaiser Foundation Hospitals 2.81% 6/1/2041	701	507
	Medline Borrower, LP 6.25% 4/1/2029[4]	5,194	5,259
	Merck & Co., Inc. 2.75% 2/10/2025	20,000	19,678
	Merck & Co., Inc. 1.70% 6/10/2027	18,478	16,962
	Merck & Co., Inc. 1.45% 6/24/2030	465	385
	Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,258
	Molina Healthcare, Inc. 4.375% 6/15/2028[4]	2,125	2,002
	Molina Healthcare, Inc. 3.875% 11/15/2030[4]	2,665	2,371
	Molina Healthcare, Inc. 3.875% 5/15/2032[4]	15,500	13,445
	Novartis Capital Corp. 1.75% 2/14/2025	103	101
	Novartis Capital Corp. 2.20% 8/14/2030	9,078	7,866
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,890	1,857
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	114,832	111,937
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	59,071	57,016
	Pfizer, Inc. 1.70% 5/28/2030	690	581
	Roche Holdings, Inc. 1.93% 12/13/2028[4]	3,114	2,749
	Roche Holdings, Inc. 4.909% 3/8/2031[4]	4,000	3,986
	Roche Holdings, Inc. 2.076% 12/13/2031[4]	15,783	12,891
	Roche Holdings, Inc. 5.593% 11/13/2033[4]	18,074	18,752
	Roche Holdings, Inc. 5.218% 3/8/2054[4]	3,118	3,069
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	23,317	22,366
	Solventum Corp. 5.60% 3/23/2034[4]	11,750	11,546
	Summa Health 3.511% 11/15/2051	187	137
	Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,446
	Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,471
	Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	3,978
	Tenet Healthcare Corp. 6.75% 5/15/2031	10,000	10,158
	Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	11,690	11,488
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	147,495	138,543
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	58,320	56,273
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	172,518
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,815	20,041
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	168,371	117,780
	Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	7,000	6,972
	Thermo Fisher Scientific, Inc. 5.20% 1/31/2034	10,376	10,445
	UnitedHealth Group, Inc. 2.375% 8/15/2024	7,903	7,872
	UnitedHealth Group, Inc. 3.75% 7/15/2025	3,900	3,843
	UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,110
	UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,063
	UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	11,510
	UnitedHealth Group, Inc. 4.20% 5/15/2032	6,293	5,925
	UnitedHealth Group, Inc. 5.35% 2/15/2033	5,984	6,066
	UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,386
	UnitedHealth Group, Inc. 4.25% 6/15/2048	3,314	2,741
	UnitedHealth Group, Inc. 4.45% 12/15/2048	2,015	1,729
	UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,331
	UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,917
	UnitedHealth Group, Inc. 3.25% 5/15/2051	5,408	3,717
	UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	4,021
	UnitedHealth Group, Inc. 5.375% 4/15/2054	14,000	13,610
	Zoetis, Inc. 5.60% 11/16/2032	12,980	13,282
			3,260,087

The Bond Fund of America	40

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 2.78%
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD5,000	$4,133
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	7,706	5,182
	Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,105	1,922
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]	2,471	2,555
	Amazon.com, Inc. 1.65% 5/12/2028	25,000	22,277
	Amazon.com, Inc. 3.45% 4/13/2029	3,434	3,259
	Amazon.com, Inc. 1.50% 6/3/2030	6,278	5,231
	Amazon.com, Inc. 2.10% 5/12/2031	25,000	21,072
	Amazon.com, Inc. 2.875% 5/12/2041	500	368
	American Honda Finance Corp. 1.20% 7/8/2025	10,182	9,757
	American Honda Finance Corp. 4.90% 3/13/2029	3,600	3,587
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	1,610	1,469
	Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,543
	Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,784
	BMW US Capital, LLC 3.90% 4/9/2025[4]	21,240	20,988
	BMW US Capital, LLC 2.55% 4/1/2031[4]	14,011	12,002
	BMW US Capital, LLC 3.70% 4/1/2032[4]	6,842	6,198
	Caesars Entertainment, Inc. 6.50% 2/15/2032[4]	5,385	5,415
	Carnival Corp. 4.00% 8/1/2028[4]	1,000	940
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]	18,450	18,126
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	5,837	5,796
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	611	585
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[4]	10,000	9,957
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[4]	3,772	3,766
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	5,895	5,942
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]	13,627	12,147
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[4]	3,058	3,036
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]	35,545	29,354
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,806	1,788
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[4]	4,667	4,615
	Falabella SA 3.75% 10/30/2027[4]	8,295	7,691
	Ford Motor Co. 3.25% 2/12/2032	6,305	5,214
	Ford Motor Co. 6.10% 8/19/2032	3,695	3,692
	Ford Motor Credit Co., LLC 3.664% 9/8/2024	5,756	5,729
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	33,110	32,378
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,000	993
	Ford Motor Credit Co., LLC 4.134% 8/4/2025	400	393
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,515
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	8,381	8,520
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,920	6,036
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	17,525
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	67,985	63,876
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	41,145
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,010
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	49,000	49,017
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,710	23,155
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	24,460	23,252
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	6,856
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	106,203
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	34,880	31,562
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	22,994
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,488
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,400	58,573
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	49,924	49,772
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	86,886	83,975
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	76,140	80,621
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	11,305	11,898
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,468	3,991
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	67,453	67,567
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	40,636	35,053
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	21,615	22,853
	General Motors Co. 6.80% 10/1/2027	17,934	18,624
	General Motors Financial Co., Inc. 1.25% 1/8/2026	6,450	6,041
	General Motors Financial Co., Inc. 1.50% 6/10/2026	57,097	52,907
	General Motors Financial Co., Inc. 4.00% 10/6/2026	7,285	7,056
	General Motors Financial Co., Inc. 2.35% 2/26/2027	41,494	38,405
	General Motors Financial Co., Inc. 2.70% 8/20/2027	37,175	34,306

41	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	GOHL Capital, Ltd. 4.25% 1/24/2027	USD25,000	$24,013
	Grand Canyon University 4.125% 10/1/2024	25,000	24,906
	Hanesbrands, Inc. 9.00% 2/15/2031[4]	3,681	3,860
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[4]	4,467	4,459
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]	13,960	12,509
	Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]	11,040	9,563
	Home Depot, Inc. 2.95% 6/15/2029	12,320	11,290
	Home Depot, Inc. 4.75% 6/25/2029	13,980	13,902
	Home Depot, Inc. 2.70% 4/15/2030	25,000	22,282
	Home Depot, Inc. 1.375% 3/15/2031	7,260	5,787
	Home Depot, Inc. 4.85% 6/25/2031	19,365	19,219
	Home Depot, Inc. 4.95% 6/25/2034	30,655	30,347
	Home Depot, Inc. 5.30% 6/25/2054	16,911	16,523
	Hyundai Capital America 2.65% 2/10/2025[4]	15,928	15,631
	Hyundai Capital America 5.875% 4/7/2025[4]	10,000	10,010
	Hyundai Capital America 1.80% 10/15/2025[4]	53,247	50,749
	Hyundai Capital America 6.25% 11/3/2025[4]	6,000	6,048
	Hyundai Capital America 1.30% 1/8/2026[4]	17,000	15,959
	Hyundai Capital America 5.50% 3/30/2026[4]	5,000	4,997
	Hyundai Capital America 1.50% 6/15/2026[4]	33,915	31,443
	Hyundai Capital America 1.65% 9/17/2026[4]	36,910	34,002
	Hyundai Capital America 3.00% 2/10/2027[4]	19,717	18,608
	Hyundai Capital America 5.30% 3/19/2027[4]	14,986	14,953
	Hyundai Capital America 5.275% 6/24/2027[4]	12,500	12,449
	Hyundai Capital America 2.375% 10/15/2027[4]	14,154	12,914
	Hyundai Capital America 5.60% 3/30/2028[4]	9,800	9,870
	Hyundai Capital America 2.00% 6/15/2028[4]	13,912	12,282
	Hyundai Capital America 2.10% 9/15/2028[4]	14,290	12,561
	Hyundai Capital America 6.10% 9/21/2028[4]	1,000	1,027
	Hyundai Capital America 5.30% 1/8/2029[4]	4,748	4,731
	Hyundai Capital America 6.50% 1/16/2029[4]	5,119	5,348
	Hyundai Capital America 5.30% 6/24/2029[4]	11,478	11,419
	Hyundai Capital America 6.20% 9/21/2030[4]	1,000	1,040
	Hyundai Capital America 5.40% 6/24/2031[4]	25,500	25,294
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]	5,225	5,080
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]	6,570	6,137
	International Game Technology PLC 6.50% 2/15/2025[4]	1,160	1,161
	International Game Technology PLC 4.125% 4/15/2026[4]	7,115	6,931
	International Game Technology PLC 6.25% 1/15/2027[4]	3,500	3,514
	International Game Technology PLC 5.25% 1/15/2029[4]	6,940	6,720
	KB Home 6.875% 6/15/2027	5,000	5,126
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	7,475	7,871
	Marriott International, Inc. 5.75% 5/1/2025	208	208
	Marriott International, Inc. 5.00% 10/15/2027	20,000	19,954
	Marriott International, Inc. 4.90% 4/15/2029	4,024	3,983
	Marriott International, Inc. 2.85% 4/15/2031	2,120	1,816
	Marriott International, Inc. 2.75% 10/15/2033	25,167	20,329
	McDonald’s Corp. 5.00% 5/17/2029	16,497	16,486
	McDonald’s Corp. 2.125% 3/1/2030	5,793	4,975
	McDonald’s Corp. 4.60% 9/9/2032	2,549	2,464
	McDonald’s Corp. 4.95% 8/14/2033	6,293	6,202
	McDonald’s Corp. 5.20% 5/17/2034	21,043	21,135
	McDonald’s Corp. 4.45% 9/1/2048	242	203
	McDonald’s Corp. 3.625% 9/1/2049	6,857	4,974
	McDonald’s Corp. 4.20% 4/1/2050	708	565
	McDonald’s Corp. 5.15% 9/9/2052	3,265	3,014
	McDonald’s Corp. 5.45% 8/14/2053	2,473	2,390
	Meituan 3.05% 10/28/2030	15,000	12,933
	Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]	11,225	11,914
	NIKE, Inc. 2.40% 3/27/2025	8,656	8,471
	NIKE, Inc. 3.25% 3/27/2040	5,469	4,257
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]	4,190	4,292
	Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]	4,874	4,464
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]	11,315	10,093
	Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]	15,000	13,022
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]	20,950	21,813
	President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,494

The Bond Fund of America	42

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	QVC, Inc. 4.45% 2/15/2025	USD1,500	$1,477
	Sands China, Ltd. 5.125% 8/8/2025	13,000	12,896
	Sands China, Ltd. 4.05% 1/8/2026	13,000	12,588
	Sands China, Ltd. 2.30% 3/8/2027	8,000	7,293
	Sands China, Ltd. 5.40% 8/8/2028	68,050	66,672
	Sands China, Ltd. 4.375% 6/18/2030	12,000	11,063
	Sands China, Ltd. 3.25% 8/8/2031	12,000	10,118
	St Engineering Rhq, Ltd. 1.50% 4/29/2025	5,000	4,842
	Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	32,833	33,271
	Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	19,073	15,774
	Stellantis Finance US, Inc. 6.375% 9/12/2032[4]	19,424	20,320
	Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]	3,500	3,474
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,568	2,376
	Toyota Motor Credit Corp. 1.90% 4/6/2028	3,802	3,415
	Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,664
	Toyota Motor Credit Corp. 4.55% 5/17/2030	6,800	6,648
	Toyota Motor Credit Corp. 5.55% 11/20/2030	5,000	5,138
	Travel + Leisure Co. 6.625% 7/31/2026[4]	4,000	4,033
	Vail Resorts, Inc. 6.50% 5/15/2032[4]	14,640	14,824
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[4]	36,540	38,338
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]	2,500	2,379
	ZF North America Capital, Inc. 7.125% 4/14/2030[4]	9,500	9,846
			2,345,115

Energy 2.44%
	Antero Resources Corp. 5.375% 3/1/2030[4]	5,735	5,554
	Apache Corp. 4.25% 1/15/2030	9,050	8,450
	Apache Corp. 6.00% 1/15/2037	6,135	6,092
	Apache Corp. 5.10% 9/1/2040	17,366	14,832
	Apache Corp. 4.75% 4/15/2043	15,000	12,012
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	369
	Baytex Energy Corp. 7.375% 3/15/2032[4]	3,610	3,671
	Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025	5,599	5,526
	BP Capital Markets America, Inc. 2.721% 1/12/2032	17,670	15,017
	BP Capital Markets America, Inc. 4.893% 9/11/2033	22,005	21,408
	BP Capital Markets America, Inc. 2.772% 11/10/2050	451	277
	BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,213
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,484	8,163
	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	181
	Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,401
	Cenovus Energy, Inc. 4.25% 4/15/2027	43,338	42,170
	Cenovus Energy, Inc. 5.25% 6/15/2037	822	788
	Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,729
	Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029	3,388	3,132
	Cheniere Energy Partners, LP 4.50% 10/1/2029	5,050	4,814
	Cheniere Energy, Inc. 4.625% 10/15/2028	8,875	8,619
	Chesapeake Energy Corp. 5.50% 2/1/2026[4]	1,405	1,393
	Chesapeake Energy Corp. 5.875% 2/1/2029[4]	1,210	1,199
	Chevron Corp. 3.078% 5/11/2050	20,419	13,949
	Chevron USA, Inc. 1.018% 8/12/2027	4,385	3,901
	Civitas Resources, Inc. 8.625% 11/1/2030[4]	4,665	5,006
	Civitas Resources, Inc. 8.75% 7/1/2031[4]	10,300	11,044
	CNX Resources Corp. 6.00% 1/15/2029[4]	1,608	1,575
	CNX Resources Corp. 7.375% 1/15/2031[4]	1,437	1,471
	CNX Resources Corp. 7.25% 3/1/2032[4]	2,935	2,996
	Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]	8,155	8,600
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]	8,611	8,799
	Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]	3,869	4,034
	ConocoPhillips Co. 3.80% 3/15/2052	22,105	16,513
	ConocoPhillips Co. 5.30% 5/15/2053	31,790	30,202
	ConocoPhillips Co. 5.55% 3/15/2054	12,115	11,931
	Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	7,724	8,168
	Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	2,725	2,779
	Devon Energy Corp. 5.25% 9/15/2024	638	638
	Devon Energy Corp. 5.25% 10/15/2027	1,624	1,620
	Devon Energy Corp. 5.875% 6/15/2028	1,347	1,352
	Devon Energy Corp. 4.50% 1/15/2030	1,947	1,874

43	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Diamondback Energy, Inc. 5.15% 1/30/2030	USD3,152	$3,139
	Diamondback Energy, Inc. 5.40% 4/18/2034	9,083	8,996
	Diamondback Energy, Inc. 5.75% 4/18/2054	5,495	5,331
	DT Midstream, Inc. 4.125% 6/15/2029[4]	5,685	5,257
	DT Midstream, Inc. 4.375% 6/15/2031[4]	745	679
	Ecopetrol SA 8.625% 1/19/2029	2,000	2,107
	Ecopetrol SA 4.625% 11/2/2031	1,870	1,532
	Ecopetrol SA 8.875% 1/13/2033	131,045	135,420
	Ecopetrol SA 8.375% 1/19/2036	1,305	1,283
	Enbridge, Inc. 6.20% 11/15/2030	12,000	12,604
	Enbridge, Inc. 6.70% 11/15/2053	6,552	7,160
	Energy Transfer, LP 5.25% 7/1/2029	7,402	7,361
	Energy Transfer, LP 6.40% 12/1/2030	3,440	3,619
	Energy Transfer, LP 6.05% 9/1/2054	334	330
	Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]	2,229	2,171
	Eni SpA 5.50% 5/15/2034[4]	2,700	2,676
	Eni SpA 5.95% 5/15/2054[4]	3,401	3,343
	EQM Midstream Partners, LP 7.50% 6/1/2027[4]	2,168	2,216
	EQM Midstream Partners, LP 5.50% 7/15/2028	8,300	8,179
	EQM Midstream Partners, LP 4.50% 1/15/2029[4]	5,120	4,836
	EQM Midstream Partners, LP 6.50% 7/15/2048	6,000	6,062
	EQT Corp. 3.90% 10/1/2027	11,000	10,522
	EQT Corp. 5.00% 1/15/2029	1,175	1,154
	EQT Corp. 7.25% 2/1/2030[6]	15,000	15,928
	Equinor ASA 3.125% 4/6/2030	22,503	20,529
	Equinor ASA 3.25% 11/18/2049	5,687	3,982
	Exxon Mobil Corp. 2.61% 10/15/2030	27,900	24,491
	Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,759
	Exxon Mobil Corp. 3.452% 4/15/2051	21,808	15,751
	Harvest Midstream I, LP 7.50% 9/1/2028[4]	1,988	2,021
	Harvest Midstream I, LP 7.50% 5/15/2032[4]	2,010	2,043
	Hess Midstream Operations, LP 6.50% 6/1/2029[4]	2,855	2,896
	Hilcorp Energy I, LP 5.75% 2/1/2029[4]	2,125	2,058
	Hilcorp Energy I, LP 6.25% 4/15/2032[4]	9,000	8,662
	Kinder Morgan, Inc. 5.00% 2/1/2029	13,508	13,361
	Kinder Morgan, Inc. 5.20% 6/1/2033	900	874
	Kinder Morgan, Inc. 5.40% 2/1/2034	28,594	28,167
	Marathon Oil Corp. 4.40% 7/15/2027	5,755	5,629
	Matador Resources Co. 6.875% 4/15/2028[4]	4,950	5,030
	Modec Finance BV 7.84% 7/15/2026[7,11]	5,000	5,027
	Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,159
	Murphy Oil Corp. 5.875% 12/1/2042[6]	1,395	1,238
	Murphy Oil USA, Inc. 3.75% 2/15/2031[4]	10,160	8,958
	MV24 Capital BV 6.748% 6/1/2034[4]	1,565	1,496
	New Fortress Energy, Inc. 6.75% 9/15/2025[4]	2,595	2,521
	New Fortress Energy, Inc. 6.50% 9/30/2026[4]	6,595	6,073
	New Fortress Energy, Inc. 8.75% 3/15/2029[4]	4,425	4,043
	NGL Energy Operating, LLC 8.375% 2/15/2032[4]	8,200	8,333
	Noble Finance II, LLC 8.00% 4/15/2030[4]	800	833
	Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	39,764
	Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	5,836
	Occidental Petroleum Corp. 6.45% 9/15/2036	30,048	31,404
	Occidental Petroleum Corp. 4.20% 3/15/2048	4,250	3,244
	Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,561
	Oleoducto Central SA 4.00% 7/14/2027	8,569	7,949
	Oleoducto Central SA 4.00% 7/14/2027[4]	4,960	4,601
	ONEOK, Inc. 5.85% 1/15/2026	432	434
	ONEOK, Inc. 5.55% 11/1/2026	1,977	1,986
	ONEOK, Inc. 5.65% 11/1/2028	11,023	11,193
	ONEOK, Inc. 6.05% 9/1/2033	12,945	13,334
	ONGC Videsh, Ltd. 4.625% 7/15/2024	401	401
	Permian Resources Operating, LLC 9.875% 7/15/2031[4]	5,600	6,204
	Permian Resources Operating, LLC 7.00% 1/15/2032[4]	4,900	5,037
	Petroleos Mexicanos 4.25% 1/15/2025	4,440	4,379
	Petroleos Mexicanos 6.875% 10/16/2025	69,634	69,433
	Petroleos Mexicanos 4.50% 1/23/2026	10,760	10,246

The Bond Fund of America	44

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Petroleos Mexicanos 6.875% 8/4/2026	USD202,766	$198,690
	Petroleos Mexicanos 6.49% 1/23/2027	51,803	49,761
	Petroleos Mexicanos 6.50% 3/13/2027	115,773	110,388
	Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,657
	Petroleos Mexicanos 8.75% 6/2/2029	101,270	99,538
	Petroleos Mexicanos 6.84% 1/23/2030	111,800	98,490
	Petroleos Mexicanos 5.95% 1/28/2031	47,965	38,683
	Petroleos Mexicanos 6.70% 2/16/2032	168,016	140,781
	Pluspetrol Camisea SA 6.24% 7/3/2036[4]	1,270	1,272
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]	7,780	7,211
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,132
	Qatar Energy 1.375% 9/12/2026[4]	18,535	17,093
	Qatar Energy 2.25% 7/12/2031[4]	32,300	27,017
	Raizen Fuels Finance SA 6.45% 3/5/2034[4]	1,325	1,347
	Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,050	1,069
	Reliance Industries, Ltd. 4.125% 1/28/2025	8,000	7,931
	Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,849
	Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,544
	Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,710
	Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,402
	Reliance Industries, Ltd. 3.75% 1/12/2062	1,500	1,035
	Schlumberger Investment SA 5.00% 6/1/2034	15,000	14,770
	Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	1,500	1,569
	Shell International Finance BV 2.00% 11/7/2024	3,250	3,210
	Shell International Finance BV 3.875% 11/13/2028	6,720	6,447
	Shell International Finance BV 2.375% 11/7/2029	9,441	8,333
	Shell International Finance BV 2.75% 4/6/2030	841	750
	Shell International Finance BV 3.25% 4/6/2050	580	403
	Shell International Finance BV 3.00% 11/26/2051	21,662	14,196
	Southwestern Energy Co. 5.70% 1/23/2025[6]	880	879
	Southwestern Energy Co. 8.375% 9/15/2028	1,300	1,345
	Southwestern Energy Co. 4.75% 2/1/2032	12,000	11,047
	Sunoco, LP 6.00% 4/15/2027	4,210	4,207
	Sunoco, LP 7.00% 9/15/2028[4]	6,715	6,888
	Sunoco, LP 4.50% 5/15/2029	5,215	4,881
	Sunoco, LP 7.25% 5/1/2032[4]	3,080	3,188
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[4]	1,370	1,377
	Targa Resources Partners, LP 6.875% 1/15/2029	6,000	6,157
	Targa Resources Partners, LP 5.50% 3/1/2030	8,660	8,612
	Targa Resources Partners, LP 4.875% 2/1/2031	2,190	2,091
	Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,112
	Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	4,300	3,731
	Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,000	1,812
	Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	9,000	6,075
	Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	7,000	4,891
	TotalEnergies Capital International SA 3.461% 7/12/2049	2,600	1,892
	TotalEnergies Capital International SA 3.127% 5/29/2050	5,487	3,703
	TotalEnergies Capital SA 5.15% 4/5/2034	3,220	3,222
	TotalEnergies Capital SA 5.488% 4/5/2054	15,500	15,297
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	16,811	15,869
	Transportadora de Gas del Perú SA 4.25% 4/30/2028[4]	2,028	1,962
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]	22,500	19,193
	Western Midstream Operating, LP 3.10% 2/1/2025[6]	8,964	8,816
	Western Midstream Operating, LP 4.05% 2/1/2030[6]	2,202	2,049
	Western Midstream Operating, LP 5.30% 3/1/2048	2,000	1,728
	Western Midstream Operating, LP 5.25% 2/1/2050[6]	8,879	7,790
	Williams Companies, Inc. 4.90% 3/15/2029	20,000	19,734
	Williams Companies, Inc. 5.15% 3/15/2034	27,149	26,498
			2,063,631

Industrials 1.80%
	Adani Ports & Special Economic Zone, Ltd. 3.375% 7/24/2024	3,000	3,001
	Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,779
	Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	4,000	3,584
	ADT Security Corp. 4.125% 8/1/2029[4]	3,000	2,769
	ADT Security Corp. 4.875% 7/15/2032[4]	3,000	2,757
	Air Lease Corp. 0.80% 8/18/2024	17,900	17,782

45	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Air Lease Corp. 2.875% 1/15/2026	USD25,208	$24,196
	Air Lease Corp. 2.20% 1/15/2027	21,674	20,020
	Air Lease Corp. 3.70% 4/15/2030	EUR21,000	22,053
	Air Lease Corp. 5.20% 7/15/2031	USD27,600	26,981
	Allison Transmission, Inc. 3.75% 1/30/2031[4]	4,000	3,511
	Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]	3,500	3,407
	BAE Systems PLC 5.00% 3/26/2027[4]	9,000	8,936
	BAE Systems PLC 5.125% 3/26/2029[4]	10,346	10,302
	BAE Systems PLC 5.25% 3/26/2031[4]	3,835	3,826
	BAE Systems PLC 5.30% 3/26/2034[4]	3,992	3,957
	BAE Systems PLC 5.50% 3/26/2054[4]	671	657
	Boeing Co. 4.875% 5/1/2025	18,284	18,093
	Boeing Co. 2.75% 2/1/2026	105,826	100,613
	Boeing Co. 2.196% 2/4/2026	44,211	41,574
	Boeing Co. 2.70% 2/1/2027	11,304	10,425
	Boeing Co. 5.04% 5/1/2027	45,814	44,819
	Boeing Co. 6.259% 5/1/2027[4]	15,306	15,415
	Boeing Co. 3.25% 2/1/2028	93,753	85,888
	Boeing Co. 3.25% 3/1/2028	10,176	9,283
	Boeing Co. 6.298% 5/1/2029[4]	11,318	11,481
	Boeing Co. 5.15% 5/1/2030	38,276	36,767
	Boeing Co. 3.625% 2/1/2031	3,864	3,384
	Boeing Co. 6.388% 5/1/2031[4]	40,074	40,814
	Boeing Co. 3.60% 5/1/2034	6,790	5,466
	Boeing Co. 6.528% 5/1/2034[4]	5,574	5,710
	Boeing Co. 5.705% 5/1/2040	8,150	7,518
	Boeing Co. 3.90% 5/1/2049	1,000	669
	Boeing Co. 3.75% 2/1/2050	537	352
	Boeing Co. 5.805% 5/1/2050	8,880	8,009
	Boeing Co. 6.858% 5/1/2054[4]	4,339	4,456
	Boeing Co. 5.93% 5/1/2060	8,500	7,605
	Boeing Co. 7.008% 5/1/2064[4]	1,187	1,216
	Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,826
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	31,084	21,643
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	4,803	4,815
	BWX Technologies, Inc. 4.125% 6/30/2028[4]	1,675	1,566
	Canadian National Railway Co. 5.85% 11/1/2033	3,375	3,572
	Canadian National Railway Co. 6.125% 11/1/2053	989	1,094
	Canadian Pacific Railway Co. 1.75% 12/2/2026	5,709	5,269
	Canadian Pacific Railway Co. 3.10% 12/2/2051	39,192	26,053
	Carrier Global Corp. 2.242% 2/15/2025	1,029	1,007
	Carrier Global Corp. 2.493% 2/15/2027	1,332	1,248
	Carrier Global Corp. 2.722% 2/15/2030	16,965	14,994
	Carrier Global Corp. 2.70% 2/15/2031	1,198	1,030
	Carrier Global Corp. 5.90% 3/15/2034	8,387	8,757
	Carrier Global Corp. 3.377% 4/5/2040	15,500	12,000
	Carrier Global Corp. 3.577% 4/5/2050	4,092	2,980
	Carrier Global Corp. 6.20% 3/15/2054	4,279	4,585
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]	9,430	9,314
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,407
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[4]	5,980	5,988
	Clean Harbors, Inc. 4.875% 7/15/2027[4]	1,100	1,066
	Clean Harbors, Inc. 5.125% 7/15/2029[4]	10,000	9,617
	Clean Harbors, Inc. 6.375% 2/1/2031[4]	808	811
	Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,891
	Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.081% 11/30/2028[3,10]	6,224	6,229
	Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 2.75%) 8.081% 11/30/2028[3,10]	549	549
	CSX Corp. 3.80% 3/1/2028	2,460	2,367
	CSX Corp. 4.25% 3/15/2029	4,277	4,150
	CSX Corp. 2.40% 2/15/2030	11,598	10,125
	CSX Corp. 4.10% 11/15/2032	13,284	12,413
	CSX Corp. 5.20% 11/15/2033	9,390	9,418
	CSX Corp. 2.50% 5/15/2051	4,238	2,506
	CSX Corp. 4.50% 11/15/2052	27,800	23,787
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]	3,592	3,339

The Bond Fund of America	46

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Eaton Corp. 4.15% 3/15/2033	USD654	$613
	General Dynamics Corp. 3.50% 5/15/2025	8,025	7,899
	General Dynamics Corp. 3.75% 5/15/2028	5,969	5,745
	General Dynamics Corp. 3.625% 4/1/2030	5,879	5,514
	General Dynamics Corp. 2.25% 6/1/2031	2,377	2,010
	Honeywell International, Inc. 2.30% 8/15/2024	3,387	3,373
	Honeywell International, Inc. 1.35% 6/1/2025	165	159
	Honeywell International, Inc. 1.95% 6/1/2030	19,413	16,562
	Honeywell International, Inc. 4.95% 9/1/2031	2,000	2,003
	Honeywell International, Inc. 5.00% 2/15/2033	500	500
	Honeywell International, Inc. 5.00% 3/1/2035	3,000	2,975
	Honeywell International, Inc. 5.25% 3/1/2054	3,000	2,913
	Honeywell International, Inc. 5.35% 3/1/2064	3,000	2,914
	Howmet Aerospace, Inc. 5.95% 2/1/2037	15,532	15,996
	Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024	6,821	6,776
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,440
	Icahn Enterprises, LP 6.25% 5/15/2026	11,205	11,126
	Icahn Enterprises, LP 5.25% 5/15/2027	995	935
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	5,000	5,011
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	5,676	5,731
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	4,892	4,893
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	1,326	1,334
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	8,208	8,395
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	5,979	6,033
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	3,000	3,022
	L3Harris Technologies, Inc. 5.05% 6/1/2029	3,400	3,377
	L3Harris Technologies, Inc. 5.40% 7/31/2033	7,962	7,940
	LG Energy Solution, Ltd. 5.375% 7/2/2027[4]	1,605	1,597
	LG Energy Solution, Ltd. 5.375% 7/2/2029[4]	2,000	1,984
	LG Energy Solution, Ltd. 5.50% 7/2/2034[4]	2,000	1,954
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	2,217	2,185
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	472	465
	Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]	2,609	2,389
	Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	2,053	1,880
	Lockheed Martin Corp. 4.50% 2/15/2029	8,654	8,525
	Lockheed Martin Corp. 1.85% 6/15/2030	213	180
	Lockheed Martin Corp. 5.25% 1/15/2033	48,991	49,824
	Lockheed Martin Corp. 4.75% 2/15/2034	2,913	2,838
	Lockheed Martin Corp. 4.80% 8/15/2034	19,034	18,595
	Lockheed Martin Corp. 5.70% 11/15/2054	15,122	15,569
	Lockheed Martin Corp. 5.20% 2/15/2055	500	479
	Lockheed Martin Corp. 5.20% 2/15/2064	4,416	4,179
	Masco Corp. 1.50% 2/15/2028	795	698
	Masco Corp. 2.00% 2/15/2031	1,173	956
	Mexico City Airport Trust 4.25% 10/31/2026	6,200	5,994
	Mexico City Airport Trust 3.875% 4/30/2028	11,400	10,768
	Mexico City Airport Trust 3.875% 4/30/2028[4]	690	652
	Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,588
	Mexico City Airport Trust 5.50% 7/31/2047	14,409	11,986
	Mexico City Airport Trust 5.50% 7/31/2047[4]	2,485	2,067
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	6,264	6,282
	MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	3,000	2,955
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	16,872	16,130
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,648
	Norfolk Southern Corp. 5.05% 8/1/2030	12,273	12,259
	Norfolk Southern Corp. 4.45% 3/1/2033	2,194	2,071
	Norfolk Southern Corp. 5.35% 8/1/2054	10,307	9,837
	Northrop Grumman Corp. 2.93% 1/15/2025	15,040	14,829
	Northrop Grumman Corp. 4.70% 3/15/2033	18,868	18,213
	Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,531
	Otis Worldwide Corp. 2.056% 4/5/2025	21,882	21,298
	Pitney Bowes, Inc. 6.875% 3/15/2027[4]	6,000	5,673
	Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]	2,000	1,986
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]	3,100	2,871
	Republic Services, Inc. 2.50% 8/15/2024	7,000	6,971
	Republic Services, Inc. 2.375% 3/15/2033	1,252	1,002
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	1,511	1,580

47	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	RTX Corp. 3.95% 8/16/2025	USD17,415	$17,123
	RTX Corp. 5.75% 11/8/2026	4,000	4,044
	RTX Corp. 3.125% 5/4/2027	1,000	948
	RTX Corp. 4.125% 11/16/2028	6,320	6,086
	RTX Corp. 5.75% 1/15/2029	3,000	3,081
	RTX Corp. 6.00% 3/15/2031	2,833	2,952
	RTX Corp. 1.90% 9/1/2031	11,488	9,222
	RTX Corp. 2.375% 3/15/2032	7,474	6,129
	RTX Corp. 5.15% 2/27/2033	2,928	2,899
	RTX Corp. 6.10% 3/15/2034	2,914	3,069
	RTX Corp. 4.50% 6/1/2042	1,375	1,192
	RTX Corp. 2.82% 9/1/2051	3,750	2,286
	RTX Corp. 3.03% 3/15/2052	7,000	4,467
	RTX Corp. 5.375% 2/27/2053	3,194	3,036
	RTX Corp. 6.40% 3/15/2054	7,323	7,990
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,245
	STE TransCore Holdings, Inc. 3.375% 5/5/2027[11]	3,000	2,869
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]	14,355	11,909
	Triton Container International, Ltd. 3.15% 6/15/2031[4]	15,346	12,770
	TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,735
	TSMC Arizona Corp. 3.125% 10/25/2041	5,000	3,878
	TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,154
	Union Pacific Corp. 3.75% 7/15/2025	2,230	2,197
	Union Pacific Corp. 2.15% 2/5/2027	5,533	5,157
	Union Pacific Corp. 2.375% 5/20/2031	23,375	19,852
	Union Pacific Corp. 2.80% 2/14/2032	16,869	14,562
	Union Pacific Corp. 2.891% 4/6/2036	7,702	6,210
	Union Pacific Corp. 4.30% 3/1/2049	1,367	1,140
	Union Pacific Corp. 3.25% 2/5/2050	27,698	19,356
	Union Pacific Corp. 2.95% 3/10/2052	7,553	4,866
	Union Pacific Corp. 3.50% 2/14/2053	4,558	3,259
	Union Pacific Corp. 3.95% 8/15/2059	1,980	1,492
	Veralto Corp. 5.50% 9/18/2026[4]	2,500	2,501
	Veralto Corp. 5.35% 9/18/2028[4]	20,750	20,844
	Veralto Corp. 5.45% 9/18/2033[4]	14,000	13,980
	Waste Management, Inc. 4.15% 4/15/2032	1,103	1,039
	WESCO Distribution, Inc. 7.25% 6/15/2028[4]	4,355	4,438
			1,522,145

Communication services 1.48%
	América Móvil, SAB de CV 9.50% 1/27/2031	MXN117,330	5,996
	AT&T, Inc. 1.70% 3/25/2026	USD1,667	1,565
	AT&T, Inc. 2.30% 6/1/2027	5,860	5,422
	AT&T, Inc. 1.65% 2/1/2028	9,870	8,767
	AT&T, Inc. 4.35% 3/1/2029	14,011	13,583
	AT&T, Inc. 4.30% 2/15/2030	71,889	68,893
	AT&T, Inc. 2.75% 6/1/2031	38,703	33,153
	AT&T, Inc. 2.25% 2/1/2032	25,560	20,742
	AT&T, Inc. 2.55% 12/1/2033	18,907	15,040
	AT&T, Inc. 5.40% 2/15/2034	5,082	5,084
	AT&T, Inc. 3.50% 9/15/2053	37,939	25,775
	Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,097
	Bharti Airtel, Ltd. 4.375% 6/10/2025	3,000	2,968
	CCO Holdings, LLC 5.375% 6/1/2029[4]	2,700	2,459
	CCO Holdings, LLC 4.75% 3/1/2030[4]	9,665	8,377
	CCO Holdings, LLC 4.50% 8/15/2030[4]	18,675	15,824
	CCO Holdings, LLC 4.75% 2/1/2032[4]	8,000	6,558
	CCO Holdings, LLC 4.50% 5/1/2032	3,545	2,858
	CCO Holdings, LLC 4.50% 6/1/2033[4]	1,680	1,324
	CCO Holdings, LLC 4.25% 1/15/2034[4]	21,825	16,584
	Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,454
	Charter Communications Operating, LLC 6.10% 6/1/2029	10,275	10,313
	Charter Communications Operating, LLC 2.80% 4/1/2031	45,175	36,942
	Charter Communications Operating, LLC 2.30% 2/1/2032	13,963	10,774
	Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,410
	Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,263
	Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,533

The Bond Fund of America	48

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Charter Communications Operating, LLC 4.80% 3/1/2050	USD5,000	$3,672
	Charter Communications Operating, LLC 3.70% 4/1/2051	11,800	7,182
	Charter Communications Operating, LLC 5.25% 4/1/2053	15,458	12,139
	Comcast Corp. 2.65% 2/1/2030	20,000	17,714
	Comcast Corp. 1.95% 1/15/2031	7,446	6,152
	Comcast Corp. 4.80% 5/15/2033	21,607	21,043
	Comcast Corp. 5.30% 6/1/2034	27,653	27,733
	Comcast Corp. 3.75% 4/1/2040	8,930	7,268
	Comcast Corp. 2.887% 11/1/2051	4,558	2,846
	Comcast Corp. 5.65% 6/1/2054	14,192	14,178
	CSC Holdings, LLC 5.375% 2/1/2028[4]	4,850	3,690
	Diamond Sports Group, LLC 5.375% 8/15/2026[4,9]	3,500	72
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[10,12]	195	277
	DIRECTV Financing, LLC 5.875% 8/15/2027[4]	8,750	8,237
	DISH Network Corp. 11.75% 11/15/2027[4]	14,925	14,648
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]	2,000	1,743
	Gray Television, Inc. 10.50% 7/15/2029[4]	8,500	8,554
	Gray Television, Inc. 4.75% 10/15/2030[4]	8,418	5,059
	Gray Television, Inc. 5.375% 11/15/2031[4]	5,950	3,378
	Level 3 Financing, Inc. 3.75% 7/15/2029[4]	3,053	962
	Lumen Technologies, Inc. 4.00% 2/15/2027[4]	5,775	2,977
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]	3,500	3,236
	Netflix, Inc. 4.875% 4/15/2028	18,380	18,291
	Netflix, Inc. 5.875% 11/15/2028	47,042	48,482
	Netflix, Inc. 6.375% 5/15/2029	10,060	10,601
	Netflix, Inc. 5.375% 11/15/2029[4]	52,818	53,351
	Netflix, Inc. 4.875% 6/15/2030[4]	25,552	25,159
	News Corp. 3.875% 5/15/2029[4]	6,000	5,528
	News Corp. 5.125% 2/15/2032[4]	8,175	7,760
	SBA Tower Trust 1.631% 11/15/2026[4]	62,772	57,054
	Scripps Escrow II, Inc. 3.875% 1/15/2029[4]	7,921	5,526
	Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,716
	Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	4,300	3,888
	Sirius XM Radio, Inc. 4.125% 7/1/2030[4]	8,000	6,840
	Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	5,000	4,085
	Sprint Capital Corp. 6.875% 11/15/2028	5,000	5,304
	Sprint Capital Corp. 8.75% 3/15/2032	4,500	5,417
	TEGNA, Inc. 5.00% 9/15/2029	8,500	7,514
	Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,126
	Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	10,000	8,595
	Tencent Holdings, Ltd. 3.68% 4/22/2041	794	618
	Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	9,870	6,468
	Tencent Holdings, Ltd. 3.29% 6/3/2060[4]	10,000	6,202
	T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,441
	T-Mobile USA, Inc. 2.625% 4/15/2026	7,675	7,306
	T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,614
	T-Mobile USA, Inc. 4.75% 2/1/2028	4,566	4,500
	T-Mobile USA, Inc. 2.05% 2/15/2028	221	199
	T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	19,756
	T-Mobile USA, Inc. 3.375% 4/15/2029	8,000	7,394
	T-Mobile USA, Inc. 3.875% 4/15/2030	18,318	17,129
	T-Mobile USA, Inc. 2.55% 2/15/2031	16,162	13,724
	T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,035
	T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	8,996
	T-Mobile USA, Inc. 2.70% 3/15/2032	429	359
	T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,258
	T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,379
	T-Mobile USA, Inc. 5.15% 4/15/2034	15,303	15,047
	T-Mobile USA, Inc. 3.00% 2/15/2041	10,790	7,725
	T-Mobile USA, Inc. 3.30% 2/15/2051	5,002	3,380
	T-Mobile USA, Inc. 3.40% 10/15/2052	41,790	28,553
	T-Mobile USA, Inc. 5.75% 1/15/2054	165	164
	T-Mobile USA, Inc. 6.00% 6/15/2054	2,131	2,205
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,984	2,880
	Verizon Communications, Inc. 4.329% 9/21/2028	13,420	13,051
	Verizon Communications, Inc. 3.875% 2/8/2029	183	174
	Verizon Communications, Inc. 4.016% 12/3/2029	175	165

49	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Verizon Communications, Inc. 1.68% 10/30/2030	USD3,445	$2,801
	Verizon Communications, Inc. 1.75% 1/20/2031	22,494	18,210
	Verizon Communications, Inc. 2.355% 3/15/2032	330	270
	Verizon Communications, Inc. 2.65% 11/20/2040	12,342	8,506
	Verizon Communications, Inc. 3.40% 3/22/2041	6,600	5,050
	Verizon Communications, Inc. 2.85% 9/3/2041	9,116	6,391
	Verizon Communications, Inc. 2.875% 11/20/2050	7,661	4,823
	Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,202
	Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,592
	Verizon Communications, Inc. 5.50% 2/23/2054	4,116	4,032
	Verizon Communications, Inc. 2.987% 10/30/2056	32,804	20,100
	Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]	5,000	4,575
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]	500	424
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]	5,475	4,552
	Vodafone Group PLC 4.25% 9/17/2050	14,575	11,385
	VZ Secured Financing BV 5.00% 1/15/2032[4]	2,000	1,708
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	19,418	19,121
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	41,500	39,411
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	23,554	20,566
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	583	474
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	31,359	24,432
	WMG Acquisition Corp. 3.75% 12/1/2029[4]	5,000	4,538
	WMG Acquisition Corp. 3.00% 2/15/2031[4]	12,500	10,789
	Ziggo BV 4.875% 1/15/2030[4]	6,000	5,344
	ZipRecruiter, Inc. 5.00% 1/15/2030[4]	6,000	5,219
			1,249,992

Consumer staples 1.02%
	7-Eleven, Inc. 0.95% 2/10/2026[4]	2,976	2,772
	7-Eleven, Inc. 1.30% 2/10/2028[4]	2,010	1,752
	7-Eleven, Inc. 1.80% 2/10/2031[4]	3,244	2,600
	7-Eleven, Inc. 2.80% 2/10/2051[4]	8,505	5,075
	Albertsons Companies, Inc. 3.50% 3/15/2029[4]	8,727	7,857
	Altria Group, Inc. 4.40% 2/14/2026	7,655	7,535
	Altria Group, Inc. 3.40% 5/6/2030	1,272	1,151
	Altria Group, Inc. 4.50% 5/2/2043	100	82
	Anheuser-Busch Companies, LLC 4.70% 2/1/2036	17,560	16,749
	Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,555	4,202
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	39,545	39,333
	Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	5,455	5,070
	Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,143
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,000	2,016
	BAT Capital Corp. 3.222% 8/15/2024	41,000	40,848
	BAT Capital Corp. 3.215% 9/6/2026	8,750	8,353
	BAT Capital Corp. 3.557% 8/15/2027	44,004	41,810
	BAT Capital Corp. 2.259% 3/25/2028	13,732	12,307
	BAT Capital Corp. 6.343% 8/2/2030	38,099	39,732
	BAT Capital Corp. 5.834% 2/20/2031	4,243	4,304
	BAT Capital Corp. 2.726% 3/25/2031	1,768	1,492
	BAT Capital Corp. 4.742% 3/16/2032	17,000	16,138
	BAT Capital Corp. 6.421% 8/2/2033	32,255	33,738
	BAT Capital Corp. 4.39% 8/15/2037	5,000	4,222
	BAT Capital Corp. 4.54% 8/15/2047	5,656	4,359
	BAT Capital Corp. 4.758% 9/6/2049	3,873	3,053
	BAT Capital Corp. 7.081% 8/2/2053	16,671	17,740
	BAT International Finance PLC 3.95% 6/15/2025[4]	200	197
	BAT International Finance PLC 1.668% 3/25/2026	10,877	10,195
	BAT International Finance PLC 4.448% 3/16/2028	18,500	17,916
	Campbell Soup Co. 5.20% 3/21/2029	5,450	5,455
	Campbell Soup Co. 5.40% 3/21/2034	4,013	3,988
	Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,182
	CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,260
	Coca-Cola Co. 5.00% 5/13/2034	27,263	27,367
	Coca-Cola Co. 5.30% 5/13/2054	3,420	3,396
	Conagra Brands, Inc. 4.60% 11/1/2025	11,234	11,102
	Conagra Brands, Inc. 1.375% 11/1/2027	3,559	3,136
	Conagra Brands, Inc. 5.30% 11/1/2038	7,483	7,048

The Bond Fund of America	50

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Conagra Brands, Inc. 5.40% 11/1/2048	USD937	$864
	Constellation Brands, Inc. 4.35% 5/9/2027	5,757	5,617
	Constellation Brands, Inc. 3.60% 2/15/2028	1,650	1,565
	Constellation Brands, Inc. 2.875% 5/1/2030	11,545	10,193
	Constellation Brands, Inc. 2.25% 8/1/2031	5,951	4,887
	Constellation Brands, Inc. 4.75% 5/9/2032	16,773	16,131
	Constellation Brands, Inc. 4.90% 5/1/2033	19,120	18,470
	Constellation Brands, Inc. 4.10% 2/15/2048	1,000	787
	Coty, Inc. 4.75% 1/15/2029[4]	275	262
	Coty, Inc. 6.625% 7/15/2030[4]	3,380	3,433
	Darling Ingredients, Inc. 5.25% 4/15/2027[4]	6,000	5,882
	Darling Ingredients, Inc. 6.00% 6/15/2030[4]	755	743
	H.J. Heinz Co. 3.00% 6/1/2026	2,599	2,490
	H.J. Heinz Co. 4.375% 6/1/2046	16,000	13,026
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	17,570	15,330
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	8,185	6,799
	Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	672
	InRetail Consumer 3.25% 3/22/2028[4]	5,400	4,886
	InRetail Consumer 3.25% 3/22/2028	2,000	1,810
	J. M. Smucker Co. (The) 6.20% 11/15/2033	4,696	4,934
	J. M. Smucker Co. (The) 6.50% 11/15/2053	1,969	2,118
	JBS USA Holding Lux SARL 2.50% 1/15/2027	26,124	24,323
	JBS USA Holding Lux SARL 3.00% 2/2/2029	17,880	15,963
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,018
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,306
	Nestle Holdings, Inc. 1.875% 9/14/2031[4]	884	727
	PepsiCo, Inc. 1.625% 5/1/2030	588	492
	PepsiCo, Inc. 1.40% 2/25/2031	666	536
	PepsiCo, Inc. 2.75% 10/21/2051	2,067	1,314
	Philip Morris International, Inc. 5.00% 11/17/2025	30,000	29,861
	Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,375
	Philip Morris International, Inc. 5.125% 11/17/2027	16,175	16,178
	Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,170
	Philip Morris International, Inc. 3.375% 8/15/2029	780	721
	Philip Morris International, Inc. 5.625% 11/17/2029	15,392	15,727
	Philip Morris International, Inc. 5.125% 2/15/2030	6,873	6,851
	Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,150
	Philip Morris International, Inc. 5.50% 9/7/2030	32,600	33,053
	Philip Morris International, Inc. 1.75% 11/1/2030	4,207	3,427
	Philip Morris International, Inc. 5.125% 2/13/2031	12,157	12,031
	Philip Morris International, Inc. 5.75% 11/17/2032	27,235	27,821
	Philip Morris International, Inc. 5.375% 2/15/2033	14,900	14,803
	Philip Morris International, Inc. 5.25% 2/13/2034	8,905	8,740
	Philip Morris International, Inc. 4.125% 3/4/2043	108	87
	Philip Morris International, Inc. 4.25% 11/10/2044	106	86
	Post Holdings, Inc. 6.25% 2/15/2032[4]	2,162	2,167
	Procter & Gamble Co. 0.55% 10/29/2025	4,261	4,021
	Procter & Gamble Co. 1.00% 4/23/2026	1,229	1,148
	Procter & Gamble Co. 3.95% 1/26/2028	18,289	17,914
	Procter & Gamble Co. 3.00% 3/25/2030	1,183	1,089
	Procter & Gamble Co. 1.20% 10/29/2030	4,005	3,263
	Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,438
	Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,020
	Walmart, Inc. 4.10% 4/15/2033	12,220	11,647
	Walmart, Inc. 4.50% 4/15/2053	10,040	8,893
			860,934

Real estate 1.01%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	225
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	96
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,747
	American Tower Corp. 3.65% 3/15/2027	427	409
	American Tower Corp. 2.70% 4/15/2031	5,000	4,232
	Boston Properties, LP 2.90% 3/15/2030	49,875	42,336
	Boston Properties, LP 3.25% 1/30/2031	24,747	20,931
	Boston Properties, LP 2.55% 4/1/2032	70,663	55,136
	Boston Properties, LP 2.45% 10/1/2033	23,927	17,738

51	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Boston Properties, LP 6.50% 1/15/2034	USD76,692	$78,054
	COPT Defense Properties, LP 2.25% 3/15/2026	14,337	13,543
	COPT Defense Properties, LP 2.00% 1/15/2029	6,408	5,437
	COPT Defense Properties, LP 2.75% 4/15/2031	13,897	11,500
	COPT Defense Properties, LP 2.90% 12/1/2033	5,754	4,534
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	2,490	2,100
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,686
	Crown Castle, Inc. 5.00% 1/11/2028	28,416	28,081
	Crown Castle, Inc. 5.80% 3/1/2034	11,174	11,293
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	35,600	35,556
	Equinix, Inc. 2.625% 11/18/2024	32,830	32,447
	Equinix, Inc. 1.25% 7/15/2025	9,870	9,434
	Equinix, Inc. 1.45% 5/15/2026	5,950	5,527
	Equinix, Inc. 2.90% 11/18/2026	14,009	13,237
	Equinix, Inc. 1.80% 7/15/2027	2,871	2,595
	Equinix, Inc. 1.55% 3/15/2028	4,566	3,995
	Equinix, Inc. 2.00% 5/15/2028	1,318	1,168
	Equinix, Inc. 3.20% 11/18/2029	11,566	10,425
	Equinix, Inc. 2.15% 7/15/2030	2,678	2,246
	Equinix, Inc. 2.50% 5/15/2031	2,800	2,347
	Equinix, Inc. 3.90% 4/15/2032	933	849
	Equinix, Inc. 3.00% 7/15/2050	739	468
	Equinix, Inc. 2.95% 9/15/2051	400	247
	Equinix, Inc. 3.40% 2/15/2052	3,120	2,141
	FibraSOMA 4.375% 7/22/2031[4]	8,260	6,613
	FibraSOMA 4.375% 7/22/2031	4,000	3,202
	Forestar Group, Inc. 3.85% 5/15/2026[4]	3,815	3,659
	Forestar Group, Inc. 5.00% 3/1/2028[4]	2,000	1,920
	Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	21,634
	Howard Hughes Corp. (The) 5.375% 8/1/2028[4]	12,580	11,969
	Howard Hughes Corp. (The) 4.125% 2/1/2029[4]	21,700	19,429
	Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	23,920	20,619
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	4,513	4,000
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,088	864
	Iron Mountain, Inc. 5.25% 3/15/2028[4]	9,459	9,160
	Iron Mountain, Inc. 4.875% 9/15/2029[4]	8,367	7,891
	Iron Mountain, Inc. 5.25% 7/15/2030[4]	7,950	7,562
	Iron Mountain, Inc. 4.50% 2/15/2031[4]	8,750	7,906
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	1,991
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	4,806
	Kilroy Realty, LP 6.25% 1/15/2036	14,823	14,082
	KRC Interim Corp. 3.30% 2/1/2025	5,000	4,925
	MPT Operating Partnership, LP 3.50% 3/15/2031	13,000	8,486
	Prologis, LP 4.875% 6/15/2028	7,672	7,637
	Prologis, LP 4.75% 6/15/2033	4,787	4,618
	Prologis, LP 5.125% 1/15/2034	45,474	44,962
	Prologis, LP 5.00% 3/15/2034	2,625	2,568
	Prologis, LP 5.25% 6/15/2053	426	402
	Prologis, LP 5.25% 3/15/2054	235	222
	Public Storage Operating Co. (USD-SOFR Index + 0.70%) 1.833% 4/16/2027[3]	12,000	12,042
	Public Storage Operating Co. 1.95% 11/9/2028	721	636
	Public Storage Operating Co. 5.125% 1/15/2029	5,106	5,151
	Public Storage Operating Co. 2.30% 5/1/2031	19,718	16,592
	Public Storage Operating Co. 5.10% 8/1/2033	2,798	2,777
	Scentre Group Trust 1 3.50% 2/12/2025[4]	5,950	5,869
	Service Properties Trust 3.95% 1/15/2028	100	84
	Service Properties Trust 8.625% 11/15/2031[4]	38,925	40,610
	Sun Communities Operating, LP 2.30% 11/1/2028	419	369
	Sun Communities Operating, LP 2.70% 7/15/2031	1,537	1,270
	Sun Communities Operating, LP 4.20% 4/15/2032	541	485
	VICI Properties, LP 3.50% 2/15/2025[4]	2,675	2,641
	VICI Properties, LP 4.375% 5/15/2025	4,312	4,258
	VICI Properties, LP 4.625% 6/15/2025[4]	3,475	3,432
	VICI Properties, LP 4.25% 12/1/2026[4]	5,700	5,502
	VICI Properties, LP 4.50% 1/15/2028[4]	6,770	6,519
	VICI Properties, LP 4.75% 2/15/2028	16,521	16,151
	VICI Properties, LP 3.875% 2/15/2029[4]	2,835	2,623

The Bond Fund of America	52

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	VICI Properties, LP 4.625% 12/1/2029[4]	USD715	$677
	VICI Properties, LP 4.95% 2/15/2030	16,609	16,036
	VICI Properties, LP 4.125% 8/15/2030[4]	2,500	2,276
	VICI Properties, LP 5.125% 5/15/2032	60,463	57,645
	VICI Properties, LP 5.625% 5/15/2052	1,671	1,506
	WEA Finance, LLC 3.75% 9/17/2024[4]	2,480	2,462
	WEA Finance, LLC 3.50% 6/15/2029[4]	6,247	5,606
			856,106

Information technology 0.62%
	Adobe, Inc. 1.90% 2/1/2025	2	2
	Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,000
	Analog Devices, Inc. 2.10% 10/1/2031	14,846	12,294
	Analog Devices, Inc. 5.05% 4/1/2034	5,371	5,351
	Analog Devices, Inc. 2.80% 10/1/2041	2,973	2,096
	Analog Devices, Inc. 2.95% 10/1/2051	18,184	11,913
	Analog Devices, Inc. 5.30% 4/1/2054	5,160	5,041
	Apple, Inc. 2.375% 2/8/2041	4,625	3,196
	Apple, Inc. 3.95% 8/8/2052	14,757	11,997
	Apple, Inc. 4.85% 5/10/2053	17,900	17,324
	Broadcom Corp. 3.875% 1/15/2027	6,617	6,404
	Broadcom, Inc. 1.95% 2/15/2028[4]	373	334
	Broadcom, Inc. 4.00% 4/15/2029[4]	3,178	3,029
	Broadcom, Inc. 4.75% 4/15/2029	537	530
	Broadcom, Inc. 4.15% 11/15/2030	6,522	6,163
	Broadcom, Inc. 4.15% 4/15/2032[4]	346	319
	Broadcom, Inc. 3.469% 4/15/2034[4]	44,180	37,678
	Broadcom, Inc. 3.137% 11/15/2035[4]	2,092	1,676
	Broadcom, Inc. 3.187% 11/15/2036[4]	6,007	4,756
	Broadcom, Inc. 4.926% 5/15/2037[4]	4,025	3,788
	CDW, LLC 4.125% 5/1/2025	5,275	5,193
	Cisco Systems, Inc. 4.85% 2/26/2029	24,540	24,542
	Cisco Systems, Inc. 4.95% 2/26/2031	22,925	22,913
	Cisco Systems, Inc. 5.05% 2/26/2034	50,635	50,616
	Cisco Systems, Inc. 5.30% 2/26/2054	5,831	5,715
	Gartner, Inc. 4.50% 7/1/2028[4]	1,850	1,785
	Hewlett Packard Enterprise Co. 5.90% 10/1/2024	5,000	5,000
	Imola Merger Corp. 4.75% 5/15/2029[4]	2,500	2,339
	Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,539
	Lenovo Group, Ltd. 6.536% 7/27/2032	3,000	3,143
	Microchip Technology, Inc. 5.05% 3/15/2029	32,575	32,321
	NCR Atleos Corp. 9.50% 4/1/2029[4]	9,383	10,149
	NCR Voyix Corp. 5.25% 10/1/2030[4]	7,250	6,633
	Open Text Corp. 3.875% 2/15/2028[4]	6,500	6,023
	Oracle Corp. 3.60% 4/1/2050	34,960	24,490
	ServiceNow, Inc. 1.40% 9/1/2030	68,159	55,361
	SK hynix, Inc. 3.00% 9/17/2024	2,858	2,842
	SK hynix, Inc. 1.50% 1/19/2026[4]	19,275	18,100
	SK hynix, Inc. 1.50% 1/19/2026	8,142	7,646
	SK hynix, Inc. 6.375% 1/17/2028[4]	10,000	10,292
	SK hynix, Inc. 6.375% 1/17/2028	4,000	4,117
	SK hynix, Inc. 2.375% 1/19/2031[4]	9,830	8,101
	SK hynix, Inc. 2.375% 1/19/2031	5,000	4,120
	SK hynix, Inc. 6.50% 1/17/2033	2,000	2,109
	Texas Instruments, Inc. 4.60% 2/8/2029	10,778	10,722
	Texas Instruments, Inc. 4.85% 2/8/2034	11,128	11,032
	TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,451
	TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,319
	TSMC Global, Ltd. 1.00% 9/28/2027	10,000	8,801
	TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,457
	TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,285
	UKG, Inc. 6.875% 2/1/2031[4]	3,250	3,293
	Unisys Corp. 6.875% 11/1/2027[4]	1,700	1,494
	Xerox Holdings Corp. 5.50% 8/15/2028[4]	6,000	5,174
			528,008

53	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 0.46%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	USD11,472	$8,191
	Alpek, SAB de CV 3.25% 2/25/2031[4]	5,000	4,221
	ArcelorMittal SA 7.00% 10/15/2039	3,250	3,495
	ArcelorMittal SA 6.75% 3/1/2041	2,780	2,839
	Berry Plastics Corp. 4.875% 7/15/2026[4]	9,875	9,705
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	4,000	4,007
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	3,200	3,179
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	2,750	2,763
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,385	4,447
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	4,229	4,234
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	6,511	6,466
	Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,619
	Braskem Netherlands Finance BV 4.50% 1/31/2030	5,180	4,384
	Braskem Netherlands Finance BV 4.50% 1/31/2030[4]	4,600	3,893
	Braskem Netherlands Finance BV 8.50% 1/12/2031[4]	1,235	1,262
	Braskem Netherlands Finance BV 8.50% 1/12/2031	1,043	1,066
	Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	4,765	4,496
	Braskem Netherlands Finance BV 5.875% 1/31/2050[4]	4,000	2,958
	Celanese US Holdings, LLC 6.165% 7/15/2027	19,250	19,546
	Celanese US Holdings, LLC 6.35% 11/15/2028	3,501	3,599
	Celanese US Holdings, LLC 6.33% 7/15/2029	2,583	2,658
	Celanese US Holdings, LLC 6.55% 11/15/2030	3,301	3,451
	Celanese US Holdings, LLC 6.379% 7/15/2032	5,762	5,925
	Celanese US Holdings, LLC 6.70% 11/15/2033	4,324	4,546
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]	4,175	3,957
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	10,825	9,596
	Consolidated Energy Finance SA 12.00% 2/15/2031[4]	10,000	10,327
	CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,858
	Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
	Dow Chemical Co. (The) 4.80% 11/30/2028	4,000	3,963
	Dow Chemical Co. (The) 5.15% 2/15/2034	4,878	4,774
	Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	6,172
	Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,958
	Dow Chemical Co. (The) 3.60% 11/15/2050	2,184	1,522
	Dow Chemical Co. (The) 5.60% 2/15/2054	3,734	3,595
	Eastman Chemical Co. 5.625% 2/20/2034	6,399	6,363
	EIDP, Inc. 4.50% 5/15/2026	9,028	8,904
	EIDP, Inc. 4.80% 5/15/2033	13,222	12,761
	Freeport-McMoRan, Inc. 5.40% 11/14/2034	1,450	1,427
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	2,566	2,439
	Fresnillo PLC 4.25% 10/2/2050[4]	9,516	7,015
	GC Treasury Center Co., Ltd. 2.98% 3/18/2031	6,000	5,093
	GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,368
	Graphic Packaging International, LLC 3.50% 3/15/2028[4]	8,000	7,388
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]	4,262	4,033
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]	664	593
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	4,895	4,083
	International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]	9,022	6,385
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	6,225	4,090
	Linde, Inc. 4.70% 12/5/2025	5,000	4,972
	Linde, Inc. 1.10% 8/10/2030	4,106	3,310
	Linde, Inc. 2.00% 8/10/2050	1,499	819
	Methanex Corp. 5.125% 10/15/2027	13,150	12,693
	Methanex Corp. 5.25% 12/15/2029	1,125	1,086
	Methanex Corp. 5.65% 12/1/2044	1,000	865
	Mineral Resources, Ltd. 8.00% 11/1/2027[4]	5,475	5,607
	Mineral Resources, Ltd. 9.25% 10/1/2028[4]	7,085	7,445
	NOVA Chemicals Corp. 5.25% 6/1/2027[4]	7,500	7,183
	NOVA Chemicals Corp. 8.50% 11/15/2028[4]	1,490	1,583
	NOVA Chemicals Corp. 4.25% 5/15/2029[4]	5,535	4,885
	NOVA Chemicals Corp. 9.00% 2/15/2030[4]	7,205	7,611
	Nutrien, Ltd. 5.90% 11/7/2024	577	577
	OCI NV 6.70% 3/16/2033[4]	10,849	10,714
	Olin Corp. 5.625% 8/1/2029	2,500	2,454
	Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,796
	POSCO 2.75% 7/15/2024	4,000	3,995
	POSCO 5.75% 1/17/2028[4]	5,195	5,263

The Bond Fund of America	54

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	POSCO 5.875% 1/17/2033[4]	USD630	$647
	POSCO Holdings, Inc. 4.875% 1/23/2027[4]	9,040	8,926
	PT Freeport Indonesia 4.763% 4/14/2027	5,000	4,922
	PT Freeport Indonesia 5.315% 4/14/2032	7,000	6,793
	PT Freeport Indonesia 6.20% 4/14/2052	2,200	2,173
	Sherwin-Williams Co. 3.45% 6/1/2027	2,862	2,727
	Sherwin-Williams Co. 2.95% 8/15/2029	5,150	4,644
	Sherwin-Williams Co. 3.80% 8/15/2049	1,750	1,323
	Sherwin-Williams Co. 3.30% 5/15/2050	83	57
	Sherwin-Williams Co. 2.90% 3/15/2052	2,500	1,565
	Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,366
	Summit Materials, LLC 5.25% 1/15/2029[4]	4,160	4,015
	Suzano Austria GmbH 3.75% 1/15/2031	6,660	5,807
	Tronox, Inc. 4.625% 3/15/2029[4]	6,000	5,423
	Westlake Corp. 5.00% 8/15/2046	5,265	4,605
	Westlake Corp. 4.375% 11/15/2047	1,110	900
			391,398

Municipals 0.05%
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]	4,100	3,092
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,180	2,348
	Enel Finance America, LLC 7.10% 10/14/2027[4]	30,000	31,519
	HPHT Finance 19, Ltd. 2.875% 11/5/2024	2,000	1,980
	Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]	1,496	1,031
			39,970
	Total corporate bonds, notes & loans		24,902,563
U.S. Treasury bonds & notes 19.82%
U.S. Treasury 18.19%
	U.S. Treasury 0.375% 8/15/2024	1,486	1,477
	U.S. Treasury 3.25% 8/31/2024	4,308	4,292
	U.S. Treasury 0.375% 9/15/2024	904	895
	U.S. Treasury 4.25% 9/30/2024	93,183	92,934
	U.S. Treasury 0.625% 10/15/2024	959	946
	U.S. Treasury 1.50% 11/30/2024	1,000	984
	U.S. Treasury 2.125% 11/30/2024	33,000	32,578
	U.S. Treasury 4.50% 11/30/2024	47,000	46,848
	U.S. Treasury 1.00% 12/15/2024	813	797
	U.S. Treasury 2.25% 12/31/2024	3,000	2,955
	U.S. Treasury 4.25% 12/31/2024	8,810	8,763
	U.S. Treasury 1.125% 2/28/2025	125,000	121,667
	U.S. Treasury 2.75% 2/28/2025[13]	256,926	252,771
	U.S. Treasury 4.625% 2/28/2025	1,491,000	1,484,972
	U.S. Treasury 1.75% 3/15/2025	21,000	20,496
	U.S. Treasury 3.875% 3/31/2025	148,355	146,909
	U.S. Treasury 3.875% 4/30/2025	210,000	207,752
	U.S. Treasury 0.25% 5/31/2025	1,000	956
	U.S. Treasury 4.25% 5/31/2025	199,607	197,951
	U.S. Treasury 3.00% 7/15/2025	23,070	22,586
	U.S. Treasury 0.25% 7/31/2025	24,000	22,795
	U.S. Treasury 4.75% 7/31/2025	3,135	3,124
	U.S. Treasury 3.125% 8/15/2025	200	196
	U.S. Treasury 0.25% 8/31/2025	91,533	86,612
	U.S. Treasury 5.00% 8/31/2025	94,810	94,740
	U.S. Treasury 3.00% 9/30/2025	380	371
	U.S. Treasury 5.00% 9/30/2025	53,000	52,981
	U.S. Treasury 3.00% 10/31/2025	26,469	25,802
	U.S. Treasury 2.25% 11/15/2025	40,000	38,572
	U.S. Treasury 4.50% 11/15/2025	74,699	74,247
	U.S. Treasury 0.375% 11/30/2025	522,200	489,900
	U.S. Treasury 4.875% 11/30/2025	25,000	24,973
	U.S. Treasury 4.00% 12/15/2025	161,001	158,941
	U.S. Treasury 0.375% 12/31/2025	50,000	46,758
	U.S. Treasury 2.625% 12/31/2025	822	795
	U.S. Treasury 3.875% 1/15/2026	52,870	52,078
	U.S. Treasury 0.375% 1/31/2026	158,331	147,566
	U.S. Treasury 4.25% 1/31/2026	790,000	782,440

55	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/15/2026	USD413	$407
	U.S. Treasury 0.50% 2/28/2026	150	140
	U.S. Treasury 4.50% 3/31/2026	135,000	134,285
	U.S. Treasury 3.75% 4/15/2026	355	349
	U.S. Treasury 4.875% 4/30/2026	263,000	263,396
	U.S. Treasury 0.75% 5/31/2026	1,245	1,155
	U.S. Treasury 4.625% 6/30/2026	154,866	154,572
	U.S. Treasury 4.50% 7/15/2026	146,986	146,363
	U.S. Treasury 4.375% 8/15/2026	118,839	118,057
	U.S. Treasury 0.75% 8/31/2026	11,429	10,513
	U.S. Treasury 4.625% 9/15/2026	134,603	134,436
	U.S. Treasury 0.875% 9/30/2026	4,857	4,471
	U.S. Treasury 1.125% 10/31/2026	1,797	1,658
	U.S. Treasury 2.00% 11/15/2026	15,600	14,681
	U.S. Treasury 4.625% 11/15/2026	73,676	73,645
	U.S. Treasury 1.625% 11/30/2026	— [2]	— [2]
	U.S. Treasury 4.375% 12/15/2026	118,875	118,204
	U.S. Treasury 4.00% 1/15/2027	71,164	70,128
	U.S. Treasury 2.25% 2/15/2027	3,000	2,828
	U.S. Treasury 1.875% 2/28/2027	183,051	170,788
	U.S. Treasury 4.25% 3/15/2027	1,481	1,469
	U.S. Treasury 4.50% 4/15/2027	1,000	998
	U.S. Treasury 0.50% 4/30/2027	15,000	13,406
	U.S. Treasury 2.375% 5/15/2027	14,700	13,846
	U.S. Treasury 4.50% 5/15/2027	36,472	36,424
	U.S. Treasury 2.625% 5/31/2027	350,150	332,077
	U.S. Treasury 4.625% 6/15/2027	69,486	69,680
	U.S. Treasury 0.50% 6/30/2027	6,000	5,332
	U.S. Treasury 0.375% 7/31/2027	18,600	16,406
	U.S. Treasury 2.75% 7/31/2027	97,500	92,583
	U.S. Treasury 0.50% 8/31/2027	26,084	23,035
	U.S. Treasury 0.50% 10/31/2027	35,000	30,728
	U.S. Treasury 4.125% 10/31/2027	22,500	22,250
	U.S. Treasury 3.875% 11/30/2027	70,000	68,663
	U.S. Treasury 3.875% 12/31/2027	112,100	109,972
	U.S. Treasury 3.50% 1/31/2028	11,709	11,340
	U.S. Treasury 2.75% 2/15/2028	17,398	16,399
	U.S. Treasury 1.125% 2/29/2028	23,306	20,704
	U.S. Treasury 4.00% 2/29/2028	118,875	117,059
	U.S. Treasury 1.25% 3/31/2028	50,580	45,044
	U.S. Treasury 3.625% 3/31/2028	1	1
	U.S. Treasury 2.875% 5/15/2028	16,027	15,137
	U.S. Treasury 1.25% 5/31/2028	11,954	10,595
	U.S. Treasury 3.625% 5/31/2028	52,781	51,258
	U.S. Treasury 1.25% 6/30/2028	42,000	37,152
	U.S. Treasury 4.125% 7/31/2028	132,534	131,093
	U.S. Treasury 2.875% 8/15/2028	3,760	3,543
	U.S. Treasury 1.125% 8/31/2028	104,045	91,144
	U.S. Treasury 1.25% 9/30/2028	14,100	12,389
	U.S. Treasury 4.625% 9/30/2028	116,782	117,772
	U.S. Treasury 4.875% 10/31/2028	4,930	5,022
	U.S. Treasury 4.375% 11/30/2028	125,000	124,947
	U.S. Treasury 3.75% 12/31/2028	6,982	6,802
	U.S. Treasury 1.75% 1/31/2029	51,932	46,306
	U.S. Treasury 4.00% 1/31/2029	100,080	98,522
	U.S. Treasury 4.25% 2/28/2029	151,257	150,555
	U.S. Treasury 4.125% 3/31/2029	8,488	8,400
	U.S. Treasury 2.875% 4/30/2029	259,760	242,920
	U.S. Treasury 4.625% 4/30/2029	146,230	147,882
	U.S. Treasury 2.375% 5/15/2029	5,000	4,567
	U.S. Treasury 4.50% 5/31/2029	265,400	267,179
	U.S. Treasury 3.25% 6/30/2029	18,000	17,102
	U.S. Treasury 4.25% 6/30/2029	106,226	105,745
	U.S. Treasury 1.625% 8/15/2029	398	349
	U.S. Treasury 3.875% 9/30/2029	65,000	63,522
	U.S. Treasury 3.875% 12/31/2029	169,618	165,603
	U.S. Treasury 3.50% 1/31/2030	59,120	56,621

The Bond Fund of America	56

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 1.50% 2/15/2030	USD40,500	$34,760
	U.S. Treasury 3.75% 5/31/2030	145,000	140,440
	U.S. Treasury 4.00% 7/31/2030	15,360	15,065
	U.S. Treasury 4.625% 9/30/2030[13]	988,320	1,002,257
	U.S. Treasury 4.875% 10/31/2030	548,743	564,240
	U.S. Treasury 3.75% 12/31/2030	5,152	4,975
	U.S. Treasury 4.00% 1/31/2031	100,446	98,377
	U.S. Treasury 1.625% 5/15/2031	47,450	39,821
	U.S. Treasury 4.25% 6/30/2031	37,417	37,288
	U.S. Treasury 1.25% 8/15/2031	20,109	16,317
	U.S. Treasury 1.875% 2/15/2032	25,000	20,983
	U.S. Treasury 2.875% 5/15/2032	529	476
	U.S. Treasury 2.75% 8/15/2032	27,904	24,826
	U.S. Treasury 4.125% 11/15/2032	3,065	3,013
	U.S. Treasury 3.50% 2/15/2033	1,223	1,146
	U.S. Treasury 3.375% 5/15/2033	129,000	119,554
	U.S. Treasury 4.00% 2/15/2034	42,507	41,269
	U.S. Treasury 4.375% 5/15/2034	435,156	435,326
	U.S. Treasury 4.50% 8/15/2039[13]	130,200	130,636
	U.S. Treasury 4.625% 2/15/2040	13,100	13,313
	U.S. Treasury 1.125% 5/15/2040	58,625	36,094
	U.S. Treasury 1.125% 8/15/2040	35,000	21,301
	U.S. Treasury 1.375% 11/15/2040	41,002	25,886
	U.S. Treasury 1.875% 2/15/2041	215,528	147,334
	U.S. Treasury 2.25% 5/15/2041	15,174	10,983
	U.S. Treasury 1.75% 8/15/2041	58,330	38,553
	U.S. Treasury 2.00% 11/15/2041	685	471
	U.S. Treasury 3.125% 11/15/2041	300	247
	U.S. Treasury 2.375% 2/15/2042[13]	283,082	206,139
	U.S. Treasury 3.00% 5/15/2042	1,735	1,394
	U.S. Treasury 3.25% 5/15/2042	147,319	122,511
	U.S. Treasury 2.75% 8/15/2042	3,811	2,932
	U.S. Treasury 3.375% 8/15/2042	6,700	5,661
	U.S. Treasury 4.00% 11/15/2042	10,583	9,757
	U.S. Treasury 3.875% 2/15/2043	4,000	3,617
	U.S. Treasury 2.875% 5/15/2043	32,398	25,169
	U.S. Treasury 3.875% 5/15/2043	29,009	26,179
	U.S. Treasury 3.625% 8/15/2043	105,170	91,426
	U.S. Treasury 4.375% 8/15/2043	2,690	2,597
	U.S. Treasury 4.75% 11/15/2043	56,349	57,111
	U.S. Treasury 4.50% 2/15/2044	225,376	221,143
	U.S. Treasury 3.375% 5/15/2044	38,700	32,254
	U.S. Treasury 4.625% 5/15/2044[13]	197,494	197,117
	U.S. Treasury 3.00% 11/15/2044	25,000	19,530
	U.S. Treasury 2.50% 2/15/2045	37,361	26,658
	U.S. Treasury 3.00% 5/15/2045	1,460	1,136
	U.S. Treasury 3.00% 11/15/2045	6,680	5,174
	U.S. Treasury 2.50% 2/15/2046	25,427	17,922
	U.S. Treasury 2.25% 8/15/2046	4,500	3,001
	U.S. Treasury 2.875% 11/15/2046	4	3
	U.S. Treasury 3.00% 2/15/2047	39,950	30,627
	U.S. Treasury 3.00% 5/15/2047	26,000	19,895
	U.S. Treasury 2.75% 8/15/2047	500	364
	U.S. Treasury 2.75% 11/15/2047	5,300	3,855
	U.S. Treasury 3.00% 2/15/2048[13]	134,371	102,286
	U.S. Treasury 3.125% 5/15/2048	16,150	12,563
	U.S. Treasury 3.375% 11/15/2048	4,545	3,693
	U.S. Treasury 3.00% 2/15/2049	3,141	2,380
	U.S. Treasury 2.875% 5/15/2049	74,849	55,311
	U.S. Treasury 2.25% 8/15/2049	80,123	51,811
	U.S. Treasury 2.00% 2/15/2050	47,888	29,098
	U.S. Treasury 1.25% 5/15/2050[13]	199,788	99,068
	U.S. Treasury 1.375% 8/15/2050[13]	440,830	225,703
	U.S. Treasury 1.625% 11/15/2050	42,400	23,226
	U.S. Treasury 1.875% 2/15/2051	57,065	33,337
	U.S. Treasury 2.375% 5/15/2051	46,705	30,777
	U.S. Treasury 2.00% 8/15/2051	155,389	93,375

57	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 1.875% 11/15/2051	USD30,977	$17,991
	U.S. Treasury 2.25% 2/15/2052	183,900	117,211
	U.S. Treasury 2.875% 5/15/2052[13]	224,000	164,243
	U.S. Treasury 4.00% 11/15/2052	34,637	31,567
	U.S. Treasury 3.625% 2/15/2053	39,701	33,792
	U.S. Treasury 3.625% 5/15/2053	2,000	1,703
	U.S. Treasury 4.125% 8/15/2053	97,750	91,074
	U.S. Treasury 4.75% 11/15/2053	204,162	211,146
	U.S. Treasury 4.25% 2/15/2054	548,696	522,702
	U.S. Treasury 4.625% 5/15/2054	54,041	54,787
			15,369,006

U.S. Treasury inflation-protected securities 1.63%
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[14]	269,434	269,175
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[14]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[14]	571,708	556,306
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	9,445	9,210
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[14]	8,312	8,040
	U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[14]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[14]	108,853	104,020
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[14]	130,791	125,046
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[14]	— [2]	1
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[14]	48,271	43,466
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[14]	33,779	19,137
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[13,14]	290,310	243,416
			1,377,817
	Total U.S. Treasury bonds & notes		16,746,823
Asset-backed obligations 6.21%
	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	425	426
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]	1,153	1,158
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,4]	445	445
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]	1,257	1,237
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]	2,679	2,689
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]	1,254	1,258
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,4]	6,723	6,702
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,4]	4,546	4,534
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,4]	4,691	4,697
	AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.736% 10/20/2034[1,3,4]	350	352
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[1,3,4]	22,438	22,647
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.857% 1/19/2033[1,3,4]	10,500	10,593
	Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.75% 10/15/2034[1,3,4]	2,550	2,550
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,4]	1,440	1,440
	American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[1,4]	788	789
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,4]	1,254	1,251
	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]	3,692	3,623
	American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,4]	1,232	1,234
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,4]	7,915	7,871
	American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[1,4]	14,936	15,025
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,4]	17,292	17,530
	American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,4]	5,330	5,297

The Bond Fund of America	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24% 4/16/2029[1]	USD6,930	$7,070
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]	30,727	29,997
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]	8,478	8,282
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.593% 4/15/2035[1,3,4]	2,857	2,857
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	4,228	4,230
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	15,943	14,902
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[1]	13,052	13,103
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]	9,883	9,932
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	993	995
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 8.035% 4/22/2033[1,3,4]	900	900
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.434% 1/20/2033[1,3,4]	24,993	24,993
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.085% 1/20/2036[1,3,4]	750	763
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.524% 4/26/2036[1,3,4]	1,700	1,737
Ares CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.417% 10/17/2030[1,3,4]	4,000	4,004
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.637% 4/17/2033[1,3,4]	33,463	33,558
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 10.329% 7/15/2030[1,3,4]	2,000	2,005
Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[1,4]	6,080	6,084
Auxilior Term Funding, LLC, Series 24-1A, Class A3, 5.49% 7/15/2031[1,4]	14,357	14,367
Auxilior Term Funding, LLC, Series 24-1A, Class C, 6.01% 7/15/2031[1,4]	1,197	1,199
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,4]	4,500	4,476
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,4]	6,460	6,345
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	25,693	24,893
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]	20,845	19,803
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]	1,798	1,719
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]	3,581	3,474
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]	7,921	7,989
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]	22,390	20,692
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]	3,398	3,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]	1,211	1,117
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]	5,000	4,541
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]	49,213	49,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]	8,202	8,157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]	12,830	12,878
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]	40,430	41,039
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]	4,925	5,056
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,4]	18,192	18,151
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[1,4]	3,347	3,356
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[1,4]	19,000	18,875

59	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[1,4]	USD3,970	$3,945
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028[1,4]	1,965	1,961
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,4]	4,066	4,092
Bain Capital Credit CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.758% 7/19/2034[1,3,4]	3,470	3,477
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 7.288% 7/16/2035[1,3,4]	5,000	5,000
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.573% 7/24/2036[1,3,4]	500	518
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[1,3,4]	15,000	15,024
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	1,020	1,017
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[1]	8,620	8,631
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]	3,995	3,922
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]	594	569
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]	914	840
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]	286	282
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]	1,533	1,434
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 8.025% 10/25/2034[1,3,4]	1,240	1,240
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.136% 7/20/2033[1,3,4]	1,000	1,003
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.735% 4/24/2034[1,3,4]	2,000	2,000
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 7.69% 7/15/2034[1,3,4]	1,000	1,000
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 6.755% 1/25/2035[1,3,4]	3,125	3,125
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.769% 5/19/2036[1,3,4]	8,000	8,010
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.164% 3/13/2037[1,3,4]	2,400	2,411
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.504% 1/15/2033[1,3,4]	40,450	40,445
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.924% 1/15/2033[1,3,4]	7,159	7,159
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.424% 1/15/2033[1,3,4]	12,528	12,576
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/20/2035[1,3,4]	3,703	3,731
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]	16,750	15,010
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]	2,125	1,896
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 7.189% 6/15/2034[1,3,4]	2,400	2,407
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2035[1,3,4]	3,000	3,010
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.875% 7/22/2035[1,3,4]	3,000	3,010
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	8,719	8,734
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,4]	6,123	6,119
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,4]	6,275	6,266
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	6,283	6,316
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,529

The Bond Fund of America	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	USD5,517	$5,500
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	5,660	5,643
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	6,201	6,214
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.94% 4/15/2034[1,3,4]	577	576
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.75% 7/15/2034[1,3,4]	250	251
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	142	142
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	2,826	2,825
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	580	559
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	568	548
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	547	547
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	6,222	6,224
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	15,778	15,796
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	22,283	22,310
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,4]	4,963	4,967
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]	1,483	1,487
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[1,4]	8,430	8,428
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]	1,939	1,951
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	626	590
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	3,890	3,721
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,4]	2,515	2,515
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	3,669	3,677
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]	1,210	1,225
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]	84,631	75,591
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	13,673	11,887
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]	3,589	3,146
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]	1,973	1,845
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032[1,4]	1,290	1,301
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]	80,144	75,982
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]	15,623	13,591
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	9,080	8,491
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]	989	831
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]	69,912	64,088
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]	5,694	5,092
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]	99,103	97,712
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]	43,496	42,764
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,4]	2,971	2,971
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,4]	2,461	2,462
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,4]	4,538	4,532
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,4]	3,099	3,101
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]	1,917	1,930
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,4]	9,689	9,690
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 7.328% 7/16/2035[1,3,4]	10,000	10,009
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]	11,631	11,709
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]	5,676	5,740
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]	412	375
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]	6,492	5,860
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]	2,973	2,681
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]	767	700
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]	4,573	4,139
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]	9,180	8,170
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]	987	870
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,4]	9,844	9,850
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	783	784
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029[1]	1,766	1,756
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	5,727	5,750
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,4]	130	130
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,4]	1,842	1,843
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]	687	678
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,4]	8,418	8,439
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]	4,056	4,058

61	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[1,4]	USD5,614	$5,609
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,4]	1,667	1,665
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,4]	9,545	9,517
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]	18,032	17,824
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,4]	3,632	3,635
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]	2,352	2,340
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]	3,525	3,547
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]	3,866	3,890
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]	3,489	3,542
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,4]	2,268	2,267
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,4]	982	986
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[1,4]	10,987	10,995
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[1,4]	11,898	11,904
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]	93	93
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,4]	11,668	11,697
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 5.623% 7/15/2035[1,3]	518	497
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.583% 1/15/2037[1,3]	904	823
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.593% 2/15/2037[1,3]	1,348	1,271
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	922	925
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[1]	3,048	3,076
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029[1,4]	7,100	7,156
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030[1,4]	3,000	3,005
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.179% 10/15/2036[1,3,4]	3,333	3,347
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.729% 10/15/2036[1,3,4]	4,286	4,310
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	36,273	35,746
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,4]	7,873	7,881
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,4]	19,962	20,056
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,4]	2,412	2,432
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	5,007	4,996
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[1]	3,599	3,594
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	6,173	6,025
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	7,379	7,350
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	13,119	13,042
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,4]	106	106
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]	1,242	1,212
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,4]	469	467
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]	2,495	2,429
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]	699	699
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]	1,759	1,759
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]	2,179	2,185
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]	2,681	2,668
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	8,340	8,387
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]	5,863	5,910
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]	6,061	6,207
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.61% 4/15/2029[1,3,4]	2,921	2,926
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.479% 7/15/2030[1,3,4]	15,045	15,054
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.56% 4/15/2031[1,3,4]	16,148	16,189
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.769% 7/15/2037[1,3,4]	1,000	1,002
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.74% 1/15/2035[1,3,4]	1,100	1,101
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]	941	841
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[1,3,4]	11,500	11,555
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,4]	480	481
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]	5,938	5,823
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]	3,078	3,049
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]	1,098	1,099
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,4]	8,605	8,584

The Bond Fund of America	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,4]	USD7,337	$7,338
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[1,4]	7,180	7,283
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[1,4]	1,101	1,100
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,4]	854	849
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,4]	205	205
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	354	353
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	521	521
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	2,944	2,941
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	1,397	1,395
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	6,627	6,648
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	16,131	15,491
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	3,483	3,472
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	2,478	2,479
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	1,705	1,706
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	20,900	20,905
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	6,335	6,355
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	3,075	3,088
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	7,739	7,577
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	9,801	9,760
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	6,194	6,152
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	1,913	1,982
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	5,584	5,668
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	15,785	15,786
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	3,227	3,263
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[1]	9,039	9,077
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	15,959	16,013
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	10,143	10,094
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	21,364	21,363
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[1]	11,864	11,897
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,150	1,225
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]	950	918
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,4]	5,315	5,337
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	16,116	16,196
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,4]	12,880	12,257
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]	19,181	18,170
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]	8,641	8,334
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]	2,275	2,270
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[1,4]	6,949	6,959
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]	2,211	2,209
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]	3,215	3,239
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]	1,800	1,820
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[1,4]	5,750	5,774
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[1,3,4]	19,829	19,924
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]	1,104	1,101
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]	1,108	1,102
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	11,899	11,857
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	2,844	2,824
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,4]	19,385	19,126
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]	47,950	46,892
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]	21,970	20,499
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]	15,800	15,687
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]	85,137	85,878
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	25,883	25,732
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.734% 10/18/2033[1,3,4]	7,874	7,874
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.934% 10/18/2033[1,3,4]	6,000	6,000
Fortress Credit Opportunities CLO, LLC, Series 2018-11, Class A1T, (3-month USD CME Term SOFR + 1.562%) 6.89% 4/15/2031[1,3,4]	842	842
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]	1,122	1,023
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]	570	513
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]	5,997	5,331
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]	202	168
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.676% 4/20/2032[1,3,4]	714	715

63	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]	USD6,303	$5,968
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]	912	850
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]	44,109	39,552
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]	31,316	28,282
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]	2,535	2,247
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]	11,565	11,590
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,4]	2,799	2,798
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,4]	2,129	2,123
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,4]	4,699	4,706
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]	10,153	10,141
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,4]	8,929	8,915
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[1,4]	10,734	10,761
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]	3,969	3,979
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]	3,589	3,622
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,4]	12,145	12,121
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,4]	9,610	9,612
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[1,4]	14,916	15,056
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,4]	1,170	1,183
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,4]	3,604	3,626
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,4]	8,534	8,504
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,4]	11,061	11,069
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[1]	3,700	3,662
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,143	3,142
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	3,016	3,027
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	711	712
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]	35,338	35,414
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]	42,166	43,379
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	854	849
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[1,4]	9,679	9,687
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.19% 4/15/2033[1,3,4]	4,000	4,004
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.498% 8/5/2030[1,3,4]	1,000	1,011
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.055% 1/25/2031[1,3,4]	1,960	1,961
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.877% 4/20/2033[1,3,4]	17,308	17,316
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.627% 4/20/2033[1,3,4]	9,620	9,631
GreatAmerica Leasing Receivables Funding, LLC, Series 23-1, Class A3, 5.15% 7/15/2027[1,4]	1,481	1,475
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,4]	12,551	12,553
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.89% 4/15/2034[1,3,4]	500	500
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/28/2031[1,3,4]	3,165	3,169
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.279% 1/15/2035[1,3,4]	1,000	1,016
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.79% 7/15/2034[1,3,4]	3,000	3,008
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 8.986% 1/22/2031[1,3,4]	714	711
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.446% 7/20/2031[1,3,4]	1,786	1,786
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.38% 1/20/2031[1,3,4]	7,558	7,591
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 5.643% 9/15/2041[1,3,4]	276	269
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]	50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]	52,896	52,202
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]	6,931	6,835
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,4]	3,902	3,848
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]	30,716	29,849
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]	2,237	2,162

The Bond Fund of America	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	USD17,787	$17,414
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	2,352	2,349
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]	78,330	71,577
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	6,275	5,724
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]	3,138	2,849
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	8,361	7,508
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]	8,409	8,588
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD CME Term SOFR + 1.045%) 6.39% 1/25/2035[1,3]	50	50
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	1,426	1,421
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,4]	5,000	5,001
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,4]	5,282	5,297
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,4]	8,249	8,268
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.598% 2/5/2031[1,3,4]	2,795	2,796
HPS Loan Management, Ltd., CLO, Series 2013A-18, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.931% 10/15/2030[1,3,4]	9,500	9,505
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,4]	3,562	3,550
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	1,472	1,468
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	2,195	2,189
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.615% 4/25/2031[1,3,4]	5,740	5,747
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 6.756% 7/28/2034[1,3,4]	4,000	4,000
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.286% 4/22/2033[1,3,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.525% 4/20/2032[1,3,4]	24,613	24,647
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.975% 4/20/2032[1,3,4]	18,500	18,514
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.175% 4/20/2032[1,3,4]	9,565	9,581
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	8,021	8,033
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.175% 7/20/2035[1,3,4]	17,438	17,444
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[1,3,4]	17,438	17,438
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.77% 1/15/2031[1,3,4]	15,323	15,365
KKR Financial CLO, Ltd., Series 2017, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.67% 4/15/2034[1,3,4]	3,000	3,005
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.375% 7/20/2034[1,3,4]	15,000	15,002
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,4]	11,526	11,537
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,4]	490	488
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]	3,060	3,060
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]	1,804	1,782
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]	2,810	2,801
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]	6,324	6,316
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]	3,271	3,274
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]	2,901	2,903
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]	3,145	3,160
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	927	932
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,4]	2,278	2,266
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]	21,187	21,165
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]	4,473	4,457
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]	6,005	6,049
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,4]	5,237	5,245
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,4]	1,164	1,156
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]	9,891	9,841
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]	5,058	5,139
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,4]	1,598	1,589
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,4]	1,932	1,921
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,4]	2,671	2,672
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]	4,131	4,167
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]	981	996
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]	3,430	3,526

65	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]	USD895	$895
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,4]	1,190	1,197
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,4]	614	616
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.669% 7/16/2031[1,3,4]	8,373	8,384
M&T Equipment Notes, Series 2023-1, Class A2, 6.09% 7/15/2030[1,4]	3,279	3,281
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,3,4]	4,188	4,193
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.728% 4/19/2034[1,3,4]	250	251
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.71% 7/15/2034[1,3,4]	500	501
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 7.284% 4/15/2032[1,3,4]	6,000	6,021
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 7.984% 4/15/2032[1,3,4]	3,000	3,003
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 6.705% 1/20/2033[1,3,4]	2,500	2,503
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 8.025% 1/20/2033[1,3,4]	1,286	1,289
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 9.293% 1/19/2034[1,3,4]	4,000	4,000
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 6.525% 1/20/2032[1,3,4]	19,705	19,730
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.336% 4/20/2033[1,3,4]	1,500	1,470
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	5,915	5,936
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	2,158	2,145
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,4]	9,035	9,118
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,4]	15,689	15,703
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,4]	6,712	6,741
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.886% 7/20/2031[1,3,4]	2,500	2,500
MidOcean Credit CLO, Series 2019-10, Class A1R, (3-month USD CME Term SOFR + 1.492%) 6.818% 10/23/2034[1,3,4]	1,000	1,000
MidOcean Credit CLO, Series 2023-12, Class A1R, (3-month USD CME Term SOFR + 1.34%) 6.67% 4/18/2036[1,3,4]	2,500	2,504
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,11]	6,581	6,576
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,11]	1,050	1,049
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]	22,893	23,027
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,4]	8,468	8,465
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,4]	4,941	4,939
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027[1,4]	3,976	3,806
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.196% 5/20/2034[1,3,4]	1,540	1,547
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 7.137% 5/20/2033[1,3,4]	2,500	2,505
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.108% 9/14/2033[1,3,4]	3,500	3,506
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]	4,420	3,909
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]	1,444	1,270
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]	20,635	18,192
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]	4,981	4,336
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]	2,872	2,459
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]	5,296	4,629
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]	21,134	19,032
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]	2,101	1,908
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]	23,622	21,412
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]	52,912	48,348
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,3,4]	15,543	15,449
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.738% 10/19/2031[1,3,4]	1,000	1,000

The Bond Fund of America	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 6.744% 7/25/2034[1,3,4]	USD2,100	$2,106
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.324% 10/25/2036[1,3,4]	1,000	1,023
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]	309,300	275,948
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.686% 12/21/2029[1,3,4]	770	771
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,3,4]	1,715	1,717
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]	992	990
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	4,270	4,311
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 4/19/2031[1,3,4]	2,152	2,155
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.696% 4/22/2030[1,3,4]	10,000	10,031
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 1/20/2035[1,3,4]	19,600	19,664
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.075% 1/20/2035[1,3,4]	500	502
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 7.125% 7/20/2035[1,3,4]	8,000	7,969
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[1,3,4]	9,632	9,652
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.559% 4/10/2033[1,3,4]	1,994	1,998
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.43% 1/20/2035[1,3,4]	1,800	1,803
OCP CLO, Ltd., Series 2023-29, Class D, (3-month USD CME Term SOFR + 5.00%) 10.33% 1/20/2035[1,3,4]	3,000	3,010
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.678% 7/16/2036[1,3,4]	500	516
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.425% 7/21/2037[1,3,4]	1,000	1,000
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,4]	11,946	12,043
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,4]	2,366	2,387
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]	1,470	1,427
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]	10,140	9,601
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,3,4]	324	324
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.387% 5/20/2029[1,3,4]	219	219
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.386% 7/20/2029[1,3,4]	1,693	1,694
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[1,3,4]	5,549	5,553
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[1,3,4]	856	856
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.379% 4/15/2030[1,3,4]	6,882	6,888
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.599% 10/15/2030[1,3,4]	269	269
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 7.025% 7/20/2031[1,3,4]	10,207	10,211
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.073% 7/24/2031[1,3,4]	3,647	3,652
Palmer Square Loan Funding, CLO, Series 2022-4, Class C, (3-month USD CME Term SOFR + 4.50%) 9.823% 7/24/2031[1,3,4]	3,000	3,002
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 6.429% 4/15/2031[1,3,4]	21,116	21,131
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.806% 7/20/2034[1,3,4]	5,000	5,006
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.775% 10/20/2034[1,3,4]	1,500	1,506
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,4]	19,866	19,915
PEAC Solutions Receivables, LLC, Series 2024-1, Class B, 5.79% 11/20/2030[1,4]	2,728	2,720
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,4]	35,117	34,888

67	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]	USD862	$852
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,3,4]	10,757	10,821
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 6.179% 1/15/2028[1,3,4]	14,516	14,599
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]	12,000	12,085
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 6.133% 4/17/2028[1,3,4]	10,000	10,017
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]	26,701	26,656
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[1,4]	11,858	11,907
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 7.524% 7/25/2034[1,3,4]	7,000	7,011
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[1,3,4]	5,167	5,167
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[1,4]	12,934	12,970
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.79% 10/15/2034[1,3,4]	3,050	3,061
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,4]	9,786	9,788
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]	1,103	1,103
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,4]	2,044	2,042
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[1,4]	3,728	3,741
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,4]	5,777	5,816
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,3,4]	1,444	1,435
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[1,4]	2,569	2,571
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.526% 4/25/2032[1,3,4]	1,400	1,401
Rad CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.667% 4/17/2036[1,3,4]	15,000	15,017
Rad CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.917% 4/17/2036[1,3,4]	3,000	3,007
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]	1,609	1,612
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.746% 4/20/2034[1,3,4]	3,000	3,008
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[1,3,4]	29,366	29,366
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.371% 10/25/2031[1,3,4]	6,943	6,943
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.846% 10/25/2031[1,3,4]	8,857	8,857
Regatta XVI Funding, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.162%) 9.49% 1/15/2033[1,3,4]	2,000	2,000
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.825% 7/20/2035[1,3,4]	3,500	3,500
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	2,803	2,788
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.586% 7/20/2034[1,3,4]	2,002	1,982
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.425% 7/20/2035[1,3,4]	10,000	10,033
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[1,3,4]	20,255	20,250
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	248	248
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	4,508	4,481
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	431	431
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	5,169	5,036
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	6,496	6,315
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	10,674	10,672
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	1,309	1,312
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	1,902	1,895
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	5,490	5,515
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	7,609	7,619
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	5,270	5,307
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]	3,536	3,563
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,663	5,603
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	4,624	4,585
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	2,556	2,544

The Bond Fund of America	68

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	USD4,957	$4,995
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	9,657	9,675
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	15,172	15,319
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	16,725	16,770
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	2,142	2,133
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	3,968	3,935
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	5,960	6,004
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	2,368	2,413
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,4]	11,968	11,951
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,4]	4,985	5,001
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[1,4]	6,855	6,874
SCF Equipment Leasing, LLC, Series 2024-1, Class A3, 5.52% 1/20/2032[1,4]	1,439	1,449
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032[1,4]	1,000	1,002
SCF Equipment Leasing, LLC, Series 2024-1, Class C, 5.82% 9/20/2032[1,4]	1,625	1,646
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]	6,684	6,691
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]	4,569	4,578
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]	2,641	2,656
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]	2,244	2,273
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]	3,578	3,633
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]	14,621	13,106
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]	2,692	2,391
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]	3,515	3,552
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,3,4]	2,727	2,763
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]	3,903	3,444
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]	11,588	10,375
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.67% 4/15/2030[1,3,4]	771	772
Sound Point CLO, Ltd., Series 2020-3, Class D, (3-month USD CME Term SOFR + 3.912%) 9.235% 1/25/2032[1,3,4]	2,500	2,454
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 7.885% 4/25/2034[1,3,4]	2,000	2,000
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.84% 7/15/2034[1,3,4]	1,000	1,000
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]	13,921	13,045
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 9.94% 7/15/2032[1,3,4]	3,000	3,000
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]	1,748	1,614
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]	3,352	3,113
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]	4,487	4,155
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[1,3,4]	8,082	8,093
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[1,4]	44,687	45,196
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[1,4]	44,687	45,423
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054[1,4]	2,238	2,288
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]	8,103	7,658
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,3,4]	29,500	29,544
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.825% 10/20/2036[1,3,4]	2,000	2,092
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.825% 1/20/2037[1,3,4]	3,000	3,053
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 8.988% 1/23/2032[1,3,4]	1,250	1,249
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.624% 4/25/2034[1,3,4]	3,000	3,008
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.415% 10/25/2029[1,3,4]	1,433	1,434
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	26,177	26,369
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]	14,027	12,817
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 9.258% 8/16/2034[1,3,4]	1,500	1,478
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.986% 4/20/2034[1,3,4]	750	753

69	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Teachers Insurance and Annuity Association of America, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 1/16/2031[1,3,4]	USD654	$655
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]	10,756	10,084
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]	4,327	4,156
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]	9,267	8,434
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,4]	1,910	1,738
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]	24,618	22,056
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 6.666% 10/20/2032[1,3,4]	1,000	1,002
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]	1,292	1,193
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[1,4]	689	691
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]	5,335	5,137
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]	27,912	26,035
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]	39,268	39,303
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	2,489	2,483
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	2,761	2,745
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]	5,182	5,179
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.765% 4/25/2034[1,3,4]	1,000	970
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[1,3,4]	45,000	45,147
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 10.309% 11/26/2032[1,3,4]	1,265	1,278
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.694% 4/25/2033[1,3,4]	3,052	3,057
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 7.324% 4/25/2033[1,3,4]	6,000	6,022
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.924% 4/25/2033[1,3,4]	3,000	3,003
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.515% 7/20/2036[1,3,4]	1,500	1,556
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]	11,312	10,143
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]	11,464	10,099
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]	835	730
TSTAT 2022-1, Ltd., Series 2022-1, Class A2R, (3-month USD CME Term SOFR + 1.90%) 7.218% 7/20/2031[1,3,4]	14,971	14,982
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.668% 7/20/2031[1,3,4]	21,000	21,018
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.175% 7/20/2031[1,3,4]	2,500	2,503
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,4]	370	370
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2034[1,3,4]	10,000	10,017
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.574% 9/7/2030[1,3,4]	541	542
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.659% 7/18/2031[1,3,4]	1,385	1,387
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,4]	3,963	3,980
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,4]	2,400	2,416
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,4]	205	206
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	2,425	2,421
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	8,677	8,638
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	7,957
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[1,4]	12,093	12,095
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.626% 9/15/2030[1,3,4]	1,584	1,584
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.786% 4/20/2034[1,3,4]	2,391	2,395
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.129% 4/15/2036[1,3,4]	2,000	2,010
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[1,3,4]	27,487	27,486
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.124% 10/15/2031[1,3,4]	8,695	8,694
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.674% 10/15/2031[1,3,4]	3,000	3,000

The Bond Fund of America	70

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,4]	USD2,064	$2,064
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,4]	3,306	3,301
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[1,4]	3,075	3,071
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 7.279% 4/15/2034[1,3,4]	5,000	5,002
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.167% 4/15/2034[1,3,4]	1,100	1,100
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,4]	2,768	2,753
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]	173	173
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,4]	4,604	4,571
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]	410	410
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]	8,825	8,562
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,4]	12,030	12,052
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]	12,615	12,629
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]	5,523	5,383
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,4]	4,920	4,909
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]	13,490	13,523
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,4]	3,231	3,219
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]	4,531	4,556
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]	1,062	1,059
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,4]	2,725	2,727
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]	2,059	2,058
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]	13,431	13,470
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]	15,698	15,751
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]	4,024	4,091
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,4]	8,365	8,347
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]	8,740	8,811
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,4]	11,241	11,263
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[1,4]	7,827	7,836
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[1,4]	20,300	20,345
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[1,4]	7,064	7,060
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,4]	2,450	2,450
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[1,4]	25,286	25,304
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[1,3,4]	33,042	33,059
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.125% 10/20/2030[1,3,4]	22,000	22,068
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.736% 7/20/2033[1,3,4]	311	311
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 7.579% 1/15/2035[1,3,4]	2,000	2,000
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.855% 7/20/2035[1,3,4]	5,000	5,015
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	15,115	15,221
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	2,033	2,027
		5,246,374
Bonds & notes of governments & government agencies outside the U.S. 1.03%
British Columbia (Province of) 4.20% 7/6/2033	23,570	22,600
Colombia (Republic of) 7.50% 2/2/2034	19,343	19,408
Colombia (Republic of) 8.00% 11/14/2035	36,137	37,241
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	74,789
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	61,802
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	197,815
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,210
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	4,948
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR309,196,000	18,803
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	83,964,000	4,977
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	377,840,000	25,213
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD3,000	2,761
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD32,500	21,055
New South Wales Treasury Corp. 4.25% 2/20/2036	36,675	22,402
Panama (Republic of) 3.75% 4/17/2026	USD10,772	10,153
Panama (Republic of) 3.16% 1/23/2030	2,000	1,692

71	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Panama (Republic of) 2.252% 9/29/2032	USD1,462	$1,054
	Peru (Republic of) 2.783% 1/23/2031	18,960	16,326
	PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]	4,450	4,090
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	5,695	4,942
	United Mexican States 6.35% 2/9/2035	253	255
	United Mexican States 6.00% 5/7/2036	133,950	130,746
	United Mexican States 5.00% 4/27/2051	5,100	4,096
	United Mexican States 4.40% 2/12/2052	229	168
	United Mexican States 6.338% 5/4/2053	4,895	4,627
	United Mexican States 3.75% 4/19/2071	465	281
	United Mexican States, Series M, 7.50% 5/26/2033	MXN3,660,000	172,313
			870,767
Municipals 0.54%
California 0.00%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD2,685	2,244

Connecticut 0.00%
	Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045	230	229

Illinois 0.40%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,442
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	56,221
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,767
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	12,874
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	240,216	235,871
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,844	5,048
	Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.88% 5/15/2050 (put 5/15/2025)[3]	6,275	6,285
	Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	230	229
			336,737

Iowa 0.00%
	Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	165	165

Maine 0.00%
	Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035	320	318

Maryland 0.00%
	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	105	105

Massachusetts 0.05%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	38,600	38,972
	Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	150	149
			39,121

Michigan 0.00%
	Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	3,265	3,233

The Bond Fund of America	72

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Minnesota 0.00%
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	USD45	$45
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	1,085	1,077
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	570	565
			1,687

Missouri 0.00%
	Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	165	164

Nebraska 0.00%
	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045	55	55
	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	785	777
			832

New Jersey 0.01%
	Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	4,400	4,689

New York 0.00%
	Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	250	249

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,850	20,942

Puerto Rico 0.02%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	22,193	13,621

South Carolina 0.00%
	Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	220	219
	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	245	245
			464

Tennessee 0.00%
	Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	345	342
	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	520	517
	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	830	825
			1,684

Texas 0.01%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,969

Utah 0.00%
	Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	375	373

73	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Wisconsin 0.03%
	Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	USD165	$164
	Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	415	411
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,340	26,925
			27,500

Wyoming 0.00%
	Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	15	15
	Total municipals		460,341
Federal agency bonds & notes 0.02%
	Korea Electric Power Corp. 4.875% 1/31/2027	6,000	5,962
	Korea Electric Power Corp. 4.00% 6/14/2027	3,931	3,809
	Korea Gas Corp. 5.00% 7/8/2029[4]	1,011	1,010
	Korea National Oil Corp. 3.25% 7/10/2024	2,000	1,999
	Korea National Oil Corp. 2.125% 4/18/2027	2,069	1,906
	Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,509
			17,195
	Total bonds, notes & other debt instruments (cost: $84,238,443,000)		81,975,867
Common stocks 0.04%		Shares
Health care 0.04%
	Rotech Healthcare, Inc.[7,11,15]	342,069	33,694

Consumer discretionary 0.00%
	NMG Parent, LLC[15]	4,595	523
	MYT Holding Co., Class B15	521,407	59
			582

Energy 0.00%
	Constellation Oil Services Holding SA, Class B-1[7,15]	1,568,158	251
	Total common stocks (cost: $16,909,000)		34,527
Preferred securities 0.01%
Financials 0.01%
	CoBank, ACB, Class E, 6.739% noncumulative preferred shares[3,4]	6,250	4,938
	Total preferred securities (cost: $5,820,000)		4,938
Rights & warrants 0.00%
Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[15]	18,410	179
	Total rights & warrants (cost: $111,000)		179

Short-term securities 16.52%
Money market investments 16.51%
	Capital Group Central Cash Fund 5.37%[16,17]	139,557,132	13,955,713

The Bond Fund of America	74

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 0.01%
U.S. Treasury 8/8/2024	5.080%	USD8,000	$7,956
Total short-term securities (cost: $13,962,267,000)			13,963,669
Total investment securities 113.57% (cost: $98,223,550,000)			95,979,180
Other assets less liabilities (13.57)%			(11,467,555)
Net assets 100.00%			$84,511,625
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	18,062	9/3/2024	USD7,127,158	$(741)
3 Month SOFR Futures	Long	6,160	9/18/2024	1,457,649	(243)
3 Month SOFR Futures	Long	1,106	12/18/2024	262,260	(168)
3 Month SOFR Futures	Long	6,656	3/19/2025	1,583,213	1,184
3 Month SOFR Futures	Long	91	6/18/2025	21,711	51
3 Month SOFR Futures	Long	11,448	9/17/2025	2,738,505	7,942
3 Month SOFR Futures	Long	813	3/18/2026	195,181	59
2 Year U.S. Treasury Note Futures	Long	94,385	10/3/2024	19,275,187	30,847
5 Year U.S. Treasury Note Futures	Long	124,913	10/3/2024	13,312,994	70,827
10 Year French Government Bond Futures	Long	960	9/10/2024	126,581	(1,769)
10 Year Euro-Bund Futures	Short	30	9/10/2024	(4,229)	(38)
10 Year Australian Treasury Bond Futures	Short	637	9/16/2024	(48,260)	80
10 Year Ultra U.S. Treasury Note Futures	Long	15,950	9/30/2024	1,810,823	9,713
10 Year UK Gilt Futures	Short	60	9/30/2024	(7,400)	(64)
10 Year U.S. Treasury Note Futures	Short	16,917	9/30/2024	(1,860,606)	(9,432)
20 Year U.S. Treasury Bond Futures	Short	10,980	9/30/2024	(1,299,071)	(13,182)
30 Year Ultra U.S. Treasury Bond Futures	Long	30,668	9/30/2024	3,844,042	33,115
					$128,181
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	430,268	EUR	395,035	Morgan Stanley	7/10/2024	$6,966
USD	70,673	MXN	1,255,760	Goldman Sachs	7/10/2024	2,159
USD	23,221	MXN	412,610	Goldman Sachs	7/10/2024	710
USD	9,059	EUR	8,320	JPMorgan Chase	7/10/2024	144
EUR	274,596	USD	295,495	Morgan Stanley	7/10/2024	(1,250)
USD	79,251	MXN	1,485,977	Citibank	7/10/2024	(1,824)
USD	26,908	JPY	4,177,032	UBS AG	7/11/2024	893
USD	1,988	JPY	311,185	UBS AG	7/11/2024	50
USD	21,099	AUD	31,650	Morgan Stanley	7/11/2024	(22)
USD	21,091	AUD	31,650	HSBC Bank	7/11/2024	(30)
USD	6,255	MXN	116,925	Morgan Stanley	7/17/2024	(118)
USD	3,752	EUR	3,500	UBS AG	7/18/2024	— [2]
USD	17,979	GBP	14,073	HSBC Bank	7/22/2024	187
USD	83,703	AUD	126,117	Standard Chartered Bank	7/22/2024	(486)
USD	2,673	AUD	4,010	HSBC Bank	7/24/2024	(3)
USD	49,909	IDR	823,059,603	Standard Chartered Bank	7/25/2024	(391)
USD	523,003	EUR	488,879	Morgan Stanley	7/25/2024	(1,247)
						$5,738

75	The Bond Fund of America

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8189%	Annual	SOFR	Annual	8/25/2025	USD360,000	$(618)	$—	$(618)
4.9035%	Annual	SOFR	Annual	9/14/2025	300,008	(151)	—	(151)
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	(3,630)	—	(3,630)
4.776%	Annual	SOFR	Annual	3/15/2026	108,000	151	—	151
4.8755%	Annual	SOFR	Annual	4/18/2026	430,000	1,558	—	1,558
4.659%	Annual	SOFR	Annual	5/17/2026	245,500	129	—	129
SOFR	Annual	4.5335%	Annual	6/18/2026	260,000	285	—	285
SOFR	Annual	4.5265%	Annual	6/18/2026	130,000	159	—	159
SOFR	Annual	4.528%	Annual	6/18/2026	130,000	156	—	156
3.616%	Annual	SOFR	Annual	2/20/2028	105,800	(234)	—	(234)
3.624%	Annual	SOFR	Annual	2/20/2028	220,100	(455)	—	(455)
3.379%	Annual	SOFR	Annual	3/17/2028	110,441	(684)	—	(684)
3.355%	Annual	SOFR	Annual	3/17/2028	110,700	(733)	—	(733)
3.7245%	Annual	SOFR	Annual	3/18/2028	131,115	(8)	—	(8)
3.998%	Annual	SOFR	Annual	12/4/2028	291,102	(1,320)	—	(1,320)
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN2,496,232	1,368	—	1,368
SOFR	Annual	4.017%	Annual	6/24/2029	USD109,500	202	—	202
SOFR	Annual	4.1405%	Annual	2/28/2031	32,050	(307)	—	(307)
SOFR	Annual	3.2915%	Annual	1/12/2033	30,370	1,414	—	1,414
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(145)	—	(145)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(297)	—	(297)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	166	—	166
SOFR	Annual	4.061%	Annual	8/24/2033	83,000	(812)	—	(812)
SOFR	Annual	3.9519%	Annual	8/25/2033	83,000	(124)	—	(124)
SOFR	Annual	3.8275%	Annual	9/1/2033	68,300	546	—	546
SOFR	Annual	3.997%	Annual	9/14/2033	68,700	(339)	—	(339)
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	3,076	—	3,076
SOFR	Annual	3.5935%	Annual	1/9/2034	146,375	3,889	—	3,889
SOFR	Annual	3.871%	Annual	3/4/2034	210,000	992	—	992
SOFR	Annual	3.8365%	Annual	3/6/2034	14,080	105	—	105
9.635%	28-day	28-day MXN-TIIE	28-day	6/9/2034	MXN1,533,133	1,348	—	1,348
SOFR	Annual	3.8055%	Annual	6/18/2034	USD143,310	1,417	—	1,417
SOFR	Annual	3.8575%	Annual	6/24/2034	60,100	338	—	338
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	21,295	—	21,295
SOFR	Annual	3.6765%	Annual	2/20/2054	17,846	116	—	116
SOFR	Annual	3.6815%	Annual	2/20/2054	13,700	77	—	77
SOFR	Annual	3.7205%	Annual	2/21/2054	11,454	(15)	—	(15)
SOFR	Annual	3.3985%	Annual	3/17/2056	11,211	322	—	322
SOFR	Annual	3.413%	Annual	3/17/2056	11,100	292	—	292
SOFR	Annual	3.531%	Annual	3/18/2056	13,512	89	—	89
						$29,618	$—	$29,618
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD157,875	$(3,250)	$(3,556)	$306

The Bond Fund of America	76

Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 16.51%
Money market investments 16.51%
Capital Group Central Cash Fund 5.37% [16]	$12,896,768	$12,623,016	$11,565,307	$142	$1,094	$13,955,713	$361,809
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,15]	9/26/2013	$12,646	$33,694	.04%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	6,581	6,576.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	1,050	1,049	.00 [18]
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	5,027.01
STE TransCore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,903	2,869	.00 [18]
Total		$28,180	$49,215	.06%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,649,499,000, which represented 13.78% of the net assets of the fund.

[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,779,000, which represented .01% of the net assets of the fund.

[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $49,215,000, which represented .06% of the net assets of the fund.

[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $500,765,000, which represented .59% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Amount less than .01%.

77	The Bond Fund of America

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
Refer to the notes to financial statements.

The Bond Fund of America	78

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $84,269,240)	$82,023,467
Affiliated issuers (cost: $13,954,310)	13,955,713	$95,979,180
Cash		47,425
Cash denominated in currencies other than U.S. dollars (cost: $1,912)		1,912
Unrealized appreciation on open forward currency contracts		11,109
Receivables for:
Sales of investments	6,669,145
Sales of fund’s shares	123,760
Dividends and interest	688,886
Variation margin on futures contracts	16,718
Variation margin on centrally cleared swap contracts	9,906	7,508,415
		103,548,041
Liabilities:
Unrealized depreciation on open forward currency contracts		5,371
Payables for:
Purchases of investments	18,811,846
Repurchases of fund’s shares	108,672
Dividends on fund’s shares	7,275
Investment advisory services	13,848
Services provided by related parties	10,195
Trustees’ deferred compensation	812
Variation margin on futures contracts	75,170
Variation margin on centrally cleared swap contracts	2,786
Other	441	19,031,045
Net assets at June 30, 2024		$84,511,625
Net assets consist of:
Capital paid in on shares of beneficial interest		$97,335,091
Total distributable earnings (accumulated loss)		(12,823,466)
Net assets at June 30, 2024		$84,511,625

Refer to the notes to financial statements.

79	The Bond Fund of America

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (7,568,554 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$25,200,305	2,256,848	$11.17
Class C	396,656	35,523	11.17
Class T	9	1	11.17
Class F-1	673,991	60,360	11.17
Class F-2	27,388,693	2,452,832	11.17
Class F-3	10,005,129	896,023	11.17
Class 529-A	1,201,529	107,605	11.17
Class 529-C	38,011	3,404	11.17
Class 529-E	31,960	2,862	11.17
Class 529-T	11	1	11.17
Class 529-F-1	9	1	11.17
Class 529-F-2	183,340	16,419	11.17
Class 529-F-3	9	1	11.17
Class R-1	49,652	4,447	11.17
Class R-2	299,232	26,798	11.17
Class R-2E	35,921	3,217	11.17
Class R-3	507,405	45,441	11.17
Class R-4	502,494	45,002	11.17
Class R-5E	190,754	17,083	11.17
Class R-5	307,905	27,575	11.17
Class R-6	17,498,610	1,567,111	11.17

Refer to the notes to financial statements.

The Bond Fund of America	80

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $179)	$1,659,402
Dividends (includes $361,809 from affiliates)	362,024	$2,021,426
Fees and expenses*:
Investment advisory services	85,301
Distribution services	38,989
Transfer agent services	32,438
Administrative services	12,285
529 plan services	398
Reports to shareholders	1,285
Registration statement and prospectus	2,483
Trustees’ compensation	176
Auditing and legal	221
Custodian	165
Other	71
Total fees and expenses before waiver	173,812
Less waiver of fees and expenses:
Investment advisory services waiver	6,852
Total fees and expenses after waiver		166,960
Net investment income		1,854,466
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(679,213)
Affiliated issuers	142
Futures contracts	(472,959)
Forward currency contracts	18,547
Swap contracts	(4,096)
Currency transactions	4,392	(1,133,187)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(828,324)
Affiliated issuers	1,094
Futures contracts	(423,332)
Forward currency contracts	13,638
Swap contracts	15,323
Currency translations	(299)	(1,221,900)
Net realized gain (loss) and unrealized appreciation (depreciation)		(2,355,087)
Net increase (decrease) in net assets resulting from operations		$(500,621)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

81	The Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$1,854,466	$2,967,598
Net realized gain (loss)	(1,133,187)	(4,379,506)
Net unrealized appreciation (depreciation)	(1,221,900)	5,106,014
Net increase (decrease) in net assets resulting from operations	(500,621)	3,694,106
Distributions paid or accrued to shareholders	(1,810,237)	(2,898,001)
Net capital share transactions	6,178,262	8,686,785
Total increase (decrease) in net assets	3,867,404	9,482,890
Net assets:
Beginning of period	80,644,221	71,161,331
End of period	$84,511,625	$80,644,221
*
Unaudited.
Refer to the notes to financial statements.

The Bond Fund of America	82

Notes to financial statementsunaudited
1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

83	The Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

The Bond Fund of America	84

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$33,721,450	$10,354	$33,731,804
Corporate bonds, notes & loans	—	24,897,536	5,027	24,902,563
U.S. Treasury bonds & notes	—	16,746,823	—	16,746,823
Asset-backed obligations	—	5,188,266	58,108	5,246,374
Bonds & notes of governments & government agencies outside the U.S.	—	870,767	—	870,767
Municipals	—	460,341	—	460,341
Federal agency bonds & notes	—	17,195	—	17,195
Common stocks	—	582	33,945	34,527
Preferred securities	—	4,938	—	4,938
Rights & warrants	—	179	—	179
Short-term securities	13,955,713	7,956	—	13,963,669
Total	$13,955,713	$81,916,033	$107,434	$95,979,180

85	The Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$153,818	$—	$—	$153,818
Unrealized appreciation on open forward currency contracts	—	11,109	—	11,109
Unrealized appreciation on centrally cleared interest rate swaps	—	39,490	—	39,490
Unrealized appreciation on centrally cleared credit default swaps	—	306	—	306
Liabilities:
Unrealized depreciation on futures contracts	(25,637)	—	—	(25,637)
Unrealized depreciation on open forward currency contracts	—	(5,371)	—	(5,371)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,872)	—	(9,872)
Total	$128,181	$35,662	$—	$163,843
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

The Bond Fund of America	86

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

87	The Bond Fund of America

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

The Bond Fund of America	88

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $50,267,419,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $866,245,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

89	The Bond Fund of America

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $5,556,519,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $525,460,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$153,818	Unrealized depreciation*	$25,637
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	11,109	Unrealized depreciation on open forward currency contracts	5,371
Swap (centrally cleared)	Interest	Unrealized appreciation*	39,490	Unrealized depreciation*	9,872
Swap (centrally cleared)	Credit	Unrealized appreciation*	306	Unrealized depreciation*	—
			$204,723		$40,880

Refer to the end of the tables for footnote.

The Bond Fund of America	90

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(472,959)	Net unrealized appreciation (depreciation) on futures contracts	$(423,332)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	18,547	Net unrealized appreciation (depreciation) on forward currency contracts	13,638
Swap	Interest	Net realized gain (loss) on swap contracts	(13,087)	Net unrealized appreciation (depreciation) on swap contracts	25,410
Swap	Credit	Net realized gain (loss) on swap contracts	8,991	Net unrealized appreciation (depreciation) on swap contracts	(10,087)
			$(458,508)		$(394,371)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Goldman Sachs	$2,869	$ —	$ —	$ (2,869)	$ —
HSBC Bank	187	(33)	(139)	—	15
JPMorgan Chase	144	—	—	—	144
Morgan Stanley	6,966	(2,637)	(4,329)	—	—
UBS AG	943	— †	(543)	(360)	40
Total	$11,109	$ (2,670)	$ (5,011)	$ (3,229)	$199
Liabilities:
Citibank	$1,824	$ —	$ (1,529)	$ —	$295
HSBC Bank	33	(33)	—	—	—
Morgan Stanley	2,637	(2,637)	—	—	—
Standard Chartered Bank	877	—	(368)	—	509
UBS AG	— †	— †	—	—	—
Total	$5,371	$ (2,670)	$ (1,897)	$ —	$804
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

91	The Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$125,581
Capital loss carryforward[1]	(9,061,001)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$597,078
Gross unrealized depreciation on investments	(2,741,567)
Net unrealized appreciation (depreciation) on investments	(2,144,489)
Cost of investments	98,291,068

The Bond Fund of America	92

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2024[2]	2023
Class A	$525,371	$883,797
Class C	7,130	12,956
Class T	— [3]	— [3]
Class F-1	14,390	27,805
Class F-2	587,441	890,734
Class F-3	222,290	348,579
Class 529-A	24,490	41,402
Class 529-C	653	1,170
Class 529-E	630	1,121
Class 529-T	— [3]	1
Class 529-F-1	— [3]	— [3]
Class 529-F-2	3,856	6,067
Class 529-F-3	— [3]	— [3]
Class R-1	858	1,166
Class R-2	5,249	9,070
Class R-2E	675	1,135
Class R-3	9,971	17,232
Class R-4	10,595	18,011
Class R-5E	4,104	6,650
Class R-5	6,898	11,301
Class R-6	385,636	619,804
Total	$1,810,237	$2,898,001
2
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2024.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the six months ended June 30, 2024, CRMC waived investment advisory services fees of $6,852,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $85,301,000, which were equivalent to an annualized rate of 0.208% of average daily net assets, were reduced to $78,449,000, which were equivalent to an annualized rate of 0.192% of average daily net assets.

93	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, unreimbursed expenses subject to reimbursement totaled $8,884,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $398,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

The Bond Fund of America	94

For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$31,117	$15,299	$3,734	Not applicable
Class C	2,015	252	61	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	850	592	103	Not applicable
Class F-2	Not applicable	13,976	3,925	Not applicable
Class F-3	Not applicable	63	1,452	Not applicable
Class 529-A	1,384	685	176	$330
Class 529-C	185	22	6	11
Class 529-E	78	8	5	9
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	47	26	48
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	244	24	7	Not applicable
Class R-2	1,122	503	45	Not applicable
Class R-2E	107	36	5	Not applicable
Class R-3	1,263	370	76	Not applicable
Class R-4	624	238	75	Not applicable
Class R-5E	Not applicable	136	28	Not applicable
Class R-5	Not applicable	78	45	Not applicable
Class R-6	Not applicable	109	2,516	Not applicable

Total class-specific expenses	$38,989	$32,438	$12,285	$398
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $176,000 in the fund’s statement of operations reflects $89,000 in current fees (either paid in cash or deferred) and a net increase of $87,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

95	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$2,155,858	191,983	$519,421	46,426	$(1,955,711)	(174,460)	$719,568	63,949
Class C	47,961	4,269	7,031	628	(76,351)	(6,811)	(21,359)	(1,914)
Class T	—	—	—	—	—	—	—	—
Class F-1	63,363	5,641	14,011	1,252	(99,105)	(8,833)	(21,731)	(1,940)
Class F-2	5,732,432	511,773	570,328	50,991	(3,517,410)	(314,184)	2,785,350	248,580
Class F-3	1,843,435	164,196	221,021	19,758	(1,161,726)	(103,795)	902,730	80,159
Class 529-A	132,608	11,810	24,422	2,183	(103,016)	(9,164)	54,014	4,829
Class 529-C	7,622	679	649	58	(8,901)	(792)	(630)	(55)
Class 529-E	2,751	245	627	56	(3,288)	(292)	90	9
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	31,523	2,808	3,839	343	(15,339)	(1,366)	20,023	1,785
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	5,180	462	857	77	(5,175)	(463)	862	76
Class R-2	31,226	2,783	5,213	466	(41,024)	(3,650)	(4,585)	(401)
Class R-2E	5,202	462	674	61	(5,196)	(463)	680	60
Class R-3	59,110	5,262	9,884	883	(69,517)	(6,188)	(523)	(43)
Class R-4	76,886	6,842	10,545	942	(80,970)	(7,208)	6,461	576
Class R-5E	28,093	2,502	4,095	366	(19,159)	(1,709)	13,029	1,159
Class R-5	46,620	4,148	6,865	614	(39,351)	(3,525)	14,134	1,237
Class R-6	2,135,288	190,266	384,508	34,373	(809,647)	(72,147)	1,710,149	152,492
Total net increase (decrease)	$12,405,158	1,106,131	$1,783,990	159,477	$(8,010,886)	(715,050)	$6,178,262	550,558
Refer to the end of the table for footnotes.

The Bond Fund of America	96

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$3,828,344	338,385	$873,059	77,347	$(3,831,974)	(339,734)	$869,429	75,998
Class C	86,914	7,676	12,765	1,130	(159,895)	(14,147)	(60,216)	(5,341)
Class T	—	—	—	—	—	—	—	—
Class F-1	169,608	14,908	27,043	2,394	(279,106)	(24,936)	(82,455)	(7,634)
Class F-2	11,415,382	1,013,267	865,350	76,717	(7,198,670)	(641,816)	5,082,062	448,168
Class F-3	3,522,646	310,896	345,753	30,644	(2,444,812)	(216,986)	1,423,587	124,554
Class 529-A	211,987	18,740	41,262	3,655	(240,280)	(21,245)	12,969	1,150
Class 529-C	14,579	1,288	1,164	103	(21,174)	(1,871)	(5,431)	(480)
Class 529-E	6,420	567	1,114	99	(9,550)	(842)	(2,016)	(176)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	44,944	3,975	6,045	536	(31,423)	(2,779)	19,566	1,732
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	20,036	1,828	1,164	103	(8,838)	(785)	12,362	1,146
Class R-2	69,055	6,092	9,004	798	(87,036)	(7,699)	(8,977)	(809)
Class R-2E	11,759	1,047	1,131	100	(11,369)	(1,010)	1,521	137
Class R-3	128,988	11,395	17,082	1,513	(146,452)	(12,957)	(382)	(49)
Class R-4	142,225	12,532	17,866	1,583	(130,594)	(11,531)	29,497	2,584
Class R-5E	72,143	6,382	6,608	586	(47,067)	(4,231)	31,684	2,737
Class R-5	58,266	5,192	11,245	996	(53,497)	(4,722)	16,014	1,466
Class R-6	3,433,312	302,499	617,591	54,701	(2,703,332)	(238,396)	1,347,571	118,804
Total net increase (decrease)	$23,236,608	2,056,669	$2,855,246	253,005	$(17,405,069)	(1,545,687)	$8,686,785	763,987
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $163,670,514,000 and $158,837,252,000, respectively, during the six months ended June 30, 2024.

97	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2024[5,6]	$11.49	$.24	$(.32 )	$(.08 )	$(.24 )	$—	$(.24 )	$11.17	(.72 )%[7]	$25,200	.62%[8]	.61%[8]	4.33%[8]
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.70	25,199.62		.62	3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.68)	24,087.58		.58	2.54
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.95 )	30,201.55		.55	1.36
12/31/2020	13.09	.22	1.18	1.40	(.26 )	(.44 )	(.70 )	13.79	10.71	29,570.57		.57	1.59
12/31/2019	12.57	.31	.69	1.00	(.30 )	(.18 )	(.48 )	13.09	8.02	23,197.60		.60	2.35
Class C:
6/30/2024[5,6]	11.49	.19	(.32 )	(.13 )	(.19 )	—	(.19 )	11.17	(1.08)[7]	397	1.36 [8]	1.34 [8]	3.59 [8]
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.93	430	1.36	1.36	2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	487	1.33	1.33	1.78
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.68)	717	1.29	1.29	.60
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.90	848	1.31	1.31	.87
12/31/2019	12.57	.21	.69	.90	(.20 )	(.18 )	(.38 )	13.09	7.20	786	1.36	1.36	1.60
Class T:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.59 )[7,9]	— [10]	.34 [8,9]	.32 [8,9]	4.59 [8,9]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03 [9]	— [10]	.29 [9]	.29 [9]	4.04 [9]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.47)[9]	— [10]	.33 [9]	.33 [9]	2.78 [9]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.74 )[9]	— [10]	.33 [9]	.33 [9]	1.55 [9]
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.98 [9]	— [10]	.34 [9]	.34 [9]	1.81 [9]
12/31/2019	12.57	.34	.69	1.03	(.33 )	(.18 )	(.51 )	13.09	8.24 [9]	— [10]	.37 [9]	.37 [9]	2.56 [9]
Class F-1:
6/30/2024[5,6]	11.49	.23	(.32 )	(.09 )	(.23 )	—	(.23 )	11.17	(.75 )[7]	674	.67 [8]	.65 [8]	4.28 [8]
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,011.59		.59	1.30
12/31/2020	13.09	.21	1.18	1.39	(.25 )	(.44 )	(.69 )	13.79	10.68	1,315.60		.60	1.55
12/31/2019	12.57	.31	.69	1.00	(.30 )	(.18 )	(.48 )	13.09	7.97	977.64		.64	2.31
Class F-2:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.59 )[7]	27,389	.36 [8]	.34 [8]	4.60 [8]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.71 )	20,613.31		.31	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.99	16,494.32		.32	1.81
12/31/2019	12.57	.35	.69	1.04	(.34 )	(.18 )	(.52 )	13.09	8.28	9,415.35		.35	2.59
Class F-3:
6/30/2024[5,6]	11.49	.26	(.32 )	(.06 )	(.26 )	—	(.26 )	11.17	(.54 )[7]	10,005	.25 [8]	.23 [8]	4.70 [8]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	7,934.20		.20	1.72
12/31/2020	13.09	.27	1.18	1.45	(.31 )	(.44 )	(.75 )	13.79	11.10	4,465.21		.21	1.90
12/31/2019	12.57	.36	.69	1.05	(.35 )	(.18 )	(.53 )	13.09	8.40	2,212.25		.24	2.70
Class 529-A:
6/30/2024[5,6]	11.49	.23	(.32 )	(.09 )	(.23 )	—	(.23 )	11.17	(.74 )[7]	1,202	.66 [8]	.64 [8]	4.29 [8]
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,473.59		.59	1.31
12/31/2020	13.09	.21	1.18	1.39	(.25 )	(.44 )	(.69 )	13.79	10.67	1,526.61		.61	1.54
12/31/2019	12.57	.30	.69	.99	(.29 )	(.18 )	(.47 )	13.09	7.95	1,174.66		.66	2.29
Refer to the end of the table for footnotes.

The Bond Fund of America	98

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2024[5,6]	$11.49	$.19	$(.32 )	$(.13 )	$(.19 )	$—	$(.19 )	$11.17	(1.11)%[7]	$38	1.40%[8]	1.38%[8]	3.55%[8]
12/31/2023	11.38	.33	.10	.43	(.32 )	—	(.32 )	11.49	3.87	40	1.42	1.42	2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21 )	(.02 )	(.23 )	11.38	(13.38)	45	1.38	1.38	1.72
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.73)	70	1.34	1.34	.56
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.85	89	1.36	1.36	.90
12/31/2019	12.57	.21	.69	.90	(.20 )	(.18 )	(.38 )	13.09	7.16	180	1.40	1.40	1.56
Class 529-E:
6/30/2024[5,6]	11.49	.22	(.32 )	(.10 )	(.22 )	—	(.22 )	11.17	(.83 )[7]	32	.85 [8]	.83 [8]	4.10 [8]
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.46	33.84		.84	3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28 )	(.02 )	(.30 )	11.38	(12.88)	34.81		.81	2.30
12/31/2021	13.79	.15	(.31 )	(.16 )	(.16 )	(.08 )	(.24 )	13.39	(1.19)	46.79		.79	1.11
12/31/2020	13.09	.18	1.18	1.36	(.22 )	(.44 )	(.66 )	13.79	10.46	53.80		.80	1.37
12/31/2019	12.57	.28	.69	.97	(.27 )	(.18 )	(.45 )	13.09	7.75	46.85		.85	2.11
Class 529-T:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.63 )[7,9]	— [10]	.43 [8,9]	.42 [8,9]	4.51 [8,9]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.95 [9]	— [10]	.36 [9]	.36 [9]	3.97 [9]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.51)[9]	— [10]	.38 [9]	.38 [9]	2.74 [9]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.78 )[9]	— [10]	.37 [9]	.37 [9]	1.52 [9]
12/31/2020	13.09	.24	1.18	1.42	(.28 )	(.44 )	(.72 )	13.79	10.91 [9]	— [10]	.39 [9]	.39 [9]	1.77 [9]
12/31/2019	12.57	.33	.69	1.02	(.32 )	(.18 )	(.50 )	13.09	8.20 [9]	— [10]	.42 [9]	.42 [9]	2.51 [9]
Class 529-F-1:
6/30/2024[5,6]	11.49	.24	(.32 )	(.08 )	(.24 )	—	(.24 )	11.17	(.65 )[7,9]	— [10]	.46 [8,9]	.45 [8,9]	4.48 [8,9]
12/31/2023	11.38	.44	.10	.54	(.43 )	—	(.43 )	11.49	4.87 [9]	— [10]	.44 [9]	.44 [9]	3.89 [9]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.53)[9]	— [10]	.40 [9]	.40 [9]	2.71 [9]
12/31/2021	13.79	.20	(.31 )	(.11 )	(.21 )	(.08 )	(.29 )	13.39	(.82 )[9]	— [10]	.41 [9]	.41 [9]	1.48 [9]
12/31/2020	13.09	.24	1.18	1.42	(.28 )	(.44 )	(.72 )	13.79	10.92 [9]	— [10]	.38 [9]	.38 [9]	1.87 [9]
12/31/2019	12.57	.34	.69	1.03	(.33 )	(.18 )	(.51 )	13.09	8.20	128.42		.42	2.53
Class 529-F-2:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.59 )[7]	183	.36 [8]	.34 [8]	4.59 [8]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	5.00	168.33		.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.45)	147.32		.32	2.81
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.73 )	177.33		.33	1.58
12/31/2020[5,11]	14.00	.03	.24	.27	(.04 )	(.44 )	(.48 )	13.79	1.88 [7]	166	.06 [7]	.06 [7]	.24 [7]
Class 529-F-3:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.56 )[7]	— [10]	.29 [8]	.28 [8]	4.65 [8]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03	— [10]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.42)	— [10]	.27	.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.69 )	— [10]	.27	.27	1.62
12/31/2020[5,11]	14.00	.04	.23	.27	(.04 )	(.44 )	(.48 )	13.79	1.90 [7]	— [10]	.08 [7]	.04 [7]	.25 [7]
Class R-1:
6/30/2024[5,6]	11.49	.20	(.32 )	(.12 )	(.20 )	—	(.20 )	11.17	(1.08)[7]	50	1.34 [8]	1.33 [8]	3.61 [8]
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.96	50	1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.31)	37	1.31	1.31	1.83
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	42	1.29	1.29	.62
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.88	39	1.33	1.33	.85
12/31/2019	12.57	.21	.69	.90	(.20 )	(.18 )	(.38 )	13.09	7.21	39	1.35	1.35	1.61
Refer to the end of the table for footnotes.

99	The Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2024[5,6]	$11.49	$.20	$(.32 )	$(.12 )	$(.20 )	$—	$(.20 )	$11.17	(1.07)%[7]	$299	1.33%[8]	1.32%[8]	3.62%[8]
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.95	313	1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16 )	(.44 )	(.60 )	13.79	9.91	468	1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21 )	(.18 )	(.39 )	13.09	7.22	410	1.34	1.34	1.61
Class R-2E:
6/30/2024[5,6]	11.49	.21	(.32 )	(.11 )	(.21 )	—	(.21 )	11.17	(.93 )[7]	36	1.05 [8]	1.03 [8]	3.91 [8]
12/31/2023	11.38	.37	.10	.47	(.36 )	—	(.36 )	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25 )	(.02 )	(.27 )	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31 )	(.19 )	(.13 )	(.08 )	(.21 )	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20 )	(.44 )	(.64 )	13.79	10.22	46	1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24 )	(.18 )	(.42 )	13.09	7.53	33	1.05	1.05	1.90
Class R-3:
6/30/2024[5,6]	11.49	.22	(.32 )	(.10 )	(.22 )	—	(.22 )	11.17	(.86 )[7]	507	.90 [8]	.88 [8]	4.06 [8]
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27 )	(.02 )	(.29 )	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31 )	(.17 )	(.15 )	(.08 )	(.23 )	13.39	(1.25)	673.85		.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22 )	(.44 )	(.66 )	13.79	10.40	743.86		.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26 )	(.18 )	(.44 )	13.09	7.70	633.89		.89	2.06
Class R-4:
6/30/2024[5,6]	11.49	.24	(.32 )	(.08 )	(.24 )	—	(.24 )	11.17	(.71 )[7]	502	.59 [8]	.58 [8]	4.36 [8]
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.94 )	588.54		.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26 )	(.44 )	(.70 )	13.79	10.73	688.55		.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30 )	(.18 )	(.48 )	13.09	8.03	567.59		.59	2.37
Class R-5E:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.61 )[7]	191	.40 [8]	.38 [8]	4.56 [8]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.75 )	160.34		.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.95	88.35		.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33 )	(.18 )	(.51 )	13.09	8.25	43.37		.37	2.53
Class R-5:
6/30/2024[5,6]	11.49	.25	(.32 )	(.07 )	(.25 )	—	(.25 )	11.17	(.56 )[7]	308	.30 [8]	.28 [8]	4.66 [8]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.65 )	373.25		.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30 )	(.44 )	(.74 )	13.79	11.06	192.26		.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34 )	(.18 )	(.52 )	13.09	8.35	173.29		.29	2.67
Class R-6:
6/30/2024[5,6]	11.49	.26	(.32 )	(.06 )	(.26 )	—	(.26 )	11.17	(.54 )[7]	17,499	.25 [8]	.23 [8]	4.70 [8]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	15,035.20		.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31 )	(.44 )	(.75 )	13.79	11.11	13,449.21		.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35 )	(.18 )	(.53 )	13.09	8.40	10,434.24		.24	2.72
Refer to the end of the table for footnotes.

The Bond Fund of America	100

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2024[5,6,7]	Year ended December 31,
		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	38%	91%	74%	74%	113%	127%
Including mortgage dollar roll transactions	215%	466%	412%	368%	535%	286%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

101	The Bond Fund of America

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

The Bond Fund of America	102

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

103	The Bond Fund of America

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Bond Fund of America	104

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: August 30, 2024